             As filed with the Securities and Exchange Commission
                               on June 10, 1999
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [_]
Pre-Effective Amendment No. ___                                            [_]
Post-Effective Amendment No. 2                                             [X]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [_]
Amendment No. 4                                                            [X]

                            ------------------------

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)

                            ------------------------

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant to Rule 485(b), or

[_]   on _________ pursuant to Rule 485(b)

[_]   60 days after filing pursuant to Rule 485(a)(1), or

[_]   on _________ pursuant to Rule 485(a)(1)

[X]   75 days after filing pursuant to Rule 485(a)(2), or

[_]   on ___________pursuant to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives and Principal Strategies
                Important Risks
3               Summary of Expenses
4               See Individual Fund Summaries
                Objectives and Principal Strategies
                Important Risk Factors
                General Investment Risks
5               Not Applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                Selling Shares
8               A Choice of Share Classes
                Reduced Sales Charges
                Exchanges
                Distribution Plan
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
12              Investment Restrictions
                Additional Permitted Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-effective Amendment No. 2 the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to register the Aggressive Balanced-Equity, Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free , California Tax-Free Money Market, California Tax-Free Money Market Trust, Colorado Tax-Free, Corporate Bond, Disciplined Growth, Diversified Bond, Diversified Equity, Diversified Small Cap, Equity Index, Equity Value, Growth Balanced, Growth Equity, Income Plus, Index, Index Allocation, International, International Equity, Large Company Growth, LifePath Opportunity , LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Minnesota Intermediate Tax-Free, Minnesota Money Market, Minnesota Tax-Free, Moderate Balanced, Money Market Trust, National Limited Term Tax-Free, National Tax-Free Money Market Trust, Oregon Tax-Free, Overland Express Sweep, Prime Investment Money Market, Small Cap Opportunities, Small Cap Value, Small Company Growth, Stable Income, Strategic Income, Treasury Plus Money Market, 100% Treasury Money Market, Variable Rate Government, Wealthbuilder Growth Portfolio, Wealthbuilder Growth Balanced Portfolio, and Wealthbuilder Growth & Income Portfolio Funds.

                                                                 August 24, 1999
Front Cover

          Wells Fargo Funds Trust
            Equity Funds
          Prospectus

Diversified Equity Fund       Please read this prospectus and keep it for
                              future reference.  It is designed to provide you
Diversified Small Cap         with important information and to help you
 Fund                         decide if a Fund's goals match your own.

Equity Index Fund             These securities have not been approved
                              or disapproved by the Securities and
Equity Value Fund             Exchange Commission ("SEC"),
                              nor has the SEC passed upon the
Growth Equity Fund            accuracy or adequacy of this Prospectus.
                              Any representation to the contrary is a
International Equity          criminal offense.
 Fund
                              Fund shares are NOT deposits of Wells Fargo
International Fund            Bank, N.A. ("Wells Fargo Bank") or any of its
                              affiliates.  Fund shares are NOT insured or
Large Company                 guaranteed by the U.S. Government, the
 Growth Fund                  Federal Deposit Insurance Corporation
                              ("FDIC") or any other governmental agency.
Small Cap                     AN INVESTMENT IN A FUND INVOLVES
 Opportunities Fund           CERTAIN RISKS, INCLUDING POSSIBLE
                              LOSS OF PRINCIPAL.
Small Cap Value Fund

Class A, Class B,
 Class C and Class O

Inside Front Cover

Table of Contents

Overview                           Objectives and Principal
                                     Strategies
This section contains              Important Risks
important summary                  Performance History
information about the              Summary of Expenses
Funds.

--------------------------------------------------------------------------------
The Funds                          Diversified Equity Fund
                                   Diversified Small Cap Fund
This section contains              Equity Index Fund
important information              Equity Value Fund
about the individual               Growth Equity Fund
Funds.                             International Equity Fund
                                   International Fund
                                   Large Company Growth Fund
                                   Small Cap Opportunities Fund
                                   Small Cap Value Fund
                                   General Investment Risks
                                   Organization and Management
                                     of the Funds
--------------------------------------------------------------------------------
Your Account

Turn to this section for           A Choice of Share Classes
information on how to              Reduced Sales Charges
buy and sell Fund                  Exchanges
shares.                            Your Account
                                   How to Buy Shares
                                   Selling Shares

                                   Additional Services and
                                     Other Information


                                   Table of Predecessors
--------------------------------------------------------------------------------
                                        Glossary

                 WELLS FARGO FUNDS TRUST EQUITY FUNDS OVERVIEW

Diversified Equity Fund

Objective
Seeks long-term capital appreciation while moderating annual return volatility.

Principal Strategy
We invest in five separate equity portfolios with the following styles: index, income equity, large company, diversified smallcap and international. This "multi-style" approach is designed to minimize the volatility and risk of investing in a single investment style.

Diversified Small Cap Fund

Objective
Seeks long-term capital appreciation while moderating annual return volatility.

Principal Strategy
We invest in several (currently 5) styles of small capitalization equity portfolios. This "multi-style" approach is designed to minimize the volatility and risks of investing in small capitalization equity securities.

Equity Index Fund

Objective
Seeks to approximate the total rate of return of substantially all common stock comprising the Standard & Poor's 500 Composite Index.

Principal Strategy
We invest in substantially all of the common stocks listed on the S&P 500 Index.

Equity Value Fund

Objective
Seeks to provide investors with above-average capital appreciation.

Principal Strategy
We invest in equity securities that we believe are undervalued in relation to the overall stock markets.

Growth Equity Fund

Objective
Seeks long-term capital appreciation with moderating annual return volatility.

Principal Strategy
We invest in three separate equity portfolios with the following styles: large company growth, diversified small cap, and international. This "multi-style" approach is designed to reduce the volatility and risk of investing in a single equity style.

International Equity Fund

Objective
Seeks to earn total return, with an emphasis on capital appreciation, over the long-term.

Principal Strategy
We invest in equity securities of companies located or operating in developed foreign countries and emerging markets of the world. We apply a fundamentals-driven value-oriented analysis to identify companies that we believe have above-average potential for long-term growth.

International Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in two separate portfolios, an international equity portfolio investing largely in the common stock of high-quality companies based outside of the United States, and an international emerging markets portfolio. This "multi-style" approach is designed to minimize the volatility and risk associated with investing in the individual international portfolios.

Large Company Growth Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in the common stocks of large, high-quality domestic companies whose market capitalization is greater than the median of the Russell 1000 Index, currently about $3.7 billion, with superior growth potential.

Small Cap Opportunities Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in equity securities of small domestic companies that at the time of purchase have market capitalizations of $1.5 billion or less, we look for companies with above-average earnings growth.

Small Cap Value Fund

Objective
Seeks capital appreciation by investing primarily in common stocks of smaller companies.

Principal Strategy
We invest in the common stocks of companies listed on the Russell 2000 Index, which currently range in market capitalization from $220 million to $1.4 billion, that appear undervalued.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.

 Common Risks for the Funds

 Equity Securities. The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

 Debt Securities. The Funds may invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

 Diversified Equity Fund
 Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks. Also, stocks of the smaller and medium-sized companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

 Diversified Small Cap Fund
 Stocks of smaller companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

 Equity Index Fund
 We attempt to match as closely as possible the performance of the S&P 500 Index. Therefore, during periods when the S&P 500 Index is losing value, your investment will also lose value.

 Equity Value Fund
 There is no guarantee that securities selected as "under-valued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

 Growth Equity Fund
 The Fund is primarily subject to the equity market risks described in the Common Risks section above. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

 International Equity Fund
 Foreign company stocks involve special risks, including generally higher commission rates, political, social and monetary or diplomatic developments that could effect U.S. investments in foreign countries. Emerging market countries may experience increased political instability, and are often dependent on international trade, making them more vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes.

 International Fund
 Foreign company stocks involve special risks, including generally higher commission rates, political, social and monetary or diplomatic developments that could effect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes.

 Large Company Growth Fund
 The Fund is primarily subject to the equity market risks described in the Common Risks section above. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks. Dividend-producing large company stocks have experienced unprecedented appreciation in recent years. There is no guarantee such performance levels will continue.

 Small Cap Opportunities Fund
 Stocks of smaller companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

 Small Cap Value Fund
 There is no guarantee that securities selected as "under-valued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

                                        ---------------------------------------------------
                                                  All Funds      All Funds      All Funds
                                        ---------------------------------------------------
                                                   Class A        Class B        Class C
-------------------------------------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                                    5.75%       None            None
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)                None        5.00%           1.00%
-------------------------------------------------------------------------------------------




Annual Fund Operating Expenses (Expenses that are deducted from
  Fund Assets)

                  -------------------------------------------------------------------------------
                                          Diversified
                    Diversified Equity     Small Cap
                           Fund              Fund        Equity Index Fund    Equity Value Fund
                  -------------------------------------------------------------------------------
                    Class  Class  Class  Class   Class  Class  Class  Class  Class  Class   Class
                      A      B      C      A       B      A      B      O      A      B       C
-------------------------------------------------------------------------------------------------
Management Fees      0.89%  0.89%  0.89%  0.90%  0.90%  0.25%  0.25%  0.25%  0.75%  0.75%  0.75%
-------------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees        0.00%  0.75%  0.75%  0.00%  0.75%  0.00%  0.75%  0.00%  0.00%  0.75%  0.75%
-------------------------------------------------------------------------------------------------
Other Expenses/1/    0.53%  0.53%  0.53%  0.53%  0.53%  0.53%  0.53%  0.28%  0.53%  0.53%  0.53%
-------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES          1.42%  2.17%  2.17%  1.43%  2.18%  0.78%  1.53%  0.53%  1.28%  2.03%  2.03%
-------------------------------------------------------------------------------------------------
Fee Waivers/2/       0.17%  0.17%  0.17%  0.03%  0.03%  0.07%  0.07%  0.03%  0.03%  0.03%  0.03%
-------------------------------------------------------------------------------------------------
NET EXPENSES         1.25%  2.00%  2.00%  1.40%  2.15%  0.71%  1.46%  0.50%  1.25%  2.00%  2.00%
-------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Annual Fund Operating Expenses (Expenses that are deducted from
 Fund Assets)

-------------------------------------------------------------------------------------------------
                                            International      International    Large Company
                    Growth Equity Fund       Equity Fund           Fund          Growth Fund
-------------------------------------------------------------------------------------------------
                    Class  Class  Class  Class   Class  Class  Class  Class  Class  Class   Class
                      A      B      C      A       B      C      A      B      A      B       C
-------------------------------------------------------------------------------------------------
Management Fees      1.00%  1.00%  1.00%  1.20%   1.20%  1.20%  1.20%  1.20%  0.75%  0.75%  0.75%
-------------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees        0.00%  0.75%  0.75%  0.00%   0.75%  0.75%  0.00%  0.75%  0.00%  0.75%  0.75%
-------------------------------------------------------------------------------------------------
Other Expenses/1/    0.25%  0.28%  0.28%  0.56%   0.56%  0.56%  0.56%  0.56%  0.53%  0.53%  0.53%
-------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES          1.25%  2.03%  2.03%  1.76%   2.51%  2.51%  1.76%  2.51%  1.28%  2.03%  2.03%
-------------------------------------------------------------------------------------------------
Fee Waivers/2/       0.03%  0.03%  0.03%  0.01%   0.01%  0.01%  0.01%  0.01%  0.03%  0.03%  0.03%
-------------------------------------------------------------------------------------------------
NET EXPENSES         1.28%  2.00%  2.00%  1.75%   2.50%  2.50%  1.75%  2.50%  1.25%  2.00%  2.00%
-------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.


Annual Fund Operating Expenses (Expenses that are deducted from
 Fund Assets)

----------------------------------------------------------------
                         Small Cap
                     Opportunities Fund   Small Cap Value Fund
----------------------------------------------------------------
                      Class       Class      Class       Class
                        A           B          A           B
----------------------------------------------------------------
Management Fees        0.90%      0.90%      0.90%       0.90%
----------------------------------------------------------------
Distribution
 (12b-1) Fees          0.00%      0.75%      0.00%       0.75%
----------------------------------------------------------------
Other Expenses/1/      0.13%      0.13%      0.13%       0.13%
----------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES            1.03%      1.78%      1.03%       1.78%
----------------------------------------------------------------
Fee Waivers/2/         0.03%      0.09%      0.03%       0.09%
----------------------------------------------------------------
NET EXPENSES           1.00%      1.69%      1.00%       1.69%
----------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

---------------------------------------------------------------------------------------------------------
                                      Diversified Small
            Diversified Equity Fund       Cap Fund          Equity Index Fund      Equity Value Fund
---------------------------------------------------------------------------------------------------------
            Class    Class    Class    Class    Class    Class    Class    Class   Class   Class   Class
              A        B        C        A        B        A        B        O       A       B       C
---------------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                                                                  International        Large Company
               Growth Equity Fund     International Equity Fund        Fund             Growth Fund
---------------------------------------------------------------------------------------------------------
            Class    Class    Class    Class    Class    Class    Class    Class   Class   Class   Class
              A        B        C        A        B        C        A        B       A       B       C
---------------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
             Small Cap Opportunities
                      Fund                 Small Cap Value Fund
--------------------------------------------------------------------
               Class        Class          Class           Class
                 A            B              A               B
--------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

---------------------------------------------------------------------------------------------------------
                                      Diversified Small
            Diversified Equity Fund       Cap Fund          Equity Index Fund      Equity Value Fund
---------------------------------------------------------------------------------------------------------
            Class    Class    Class    Class    Class    Class    Class    Class   Class   Class   Class
              A        B        C        A        B        A        B        O       A       B       C
---------------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                                                  International        Large Company
               Growth Equity Fund     International Equity Fund        Fund             Growth Fund
---------------------------------------------------------------------------------------------------------
            Class    Class    Class    Class    Class    Class    Class    Class   Class   Class   Class
              A        B        C        A        B        C        A        B       A       B       C
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
             Small Cap Opportunities
                      Fund                 Small Cap Value Fund
--------------------------------------------------------------------
               Class        Class          Class           Class
                 A            B              A               B
--------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Diversified Equity Fund

Investment Objective
The Diversified Equity Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

Investment Policies
The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

Permitted Investments
The Fund's investments combine 5 different equity investment styles -- an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios, and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that is price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

Important Risk Factors
Stocks of foreign companies purchased by this Fund may be subject to political and economic instability. Also, stocks of the smaller and medium-sized companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Diversified Equity Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Diversified Small Cap Fund

Investment Objective
The Diversified Small Cap Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

Investment Policies
The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities.

Permitted Investments
The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.

Important Risk Factors
Stocks of smaller companies purchased for the Fund may be more volatile and less liquid than larger company stocks. Also, short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make the prices of these securities fall more in response to selling pressure.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Diversified Small Cap Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Equity Index Fund

Investment Objective
The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index").

Investment Policies
We invest in substantially all of the common stocks listed on the S&P 500 Index and attempt to achieve a 95% correlation between the performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the net asset value of Fund shares, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We will regularly monitor the performance and composition of the S&P 500 Index, adjust the Fund's portfolio as necessary in order to achieve the 95% correlation.

Permitted Investments
Under normal market conditions, we invest:

 .    in a diversified portfolio of common stocks designed to provide a relative sample of the stocks listed on the S&P 500 Index;
 .    in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities; and
 .    in interest-rate futures contracts, options or interest rate swaps and index swaps.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its objective.

Important Risk Factors
We attempt to match as closely as possible the performance of the S&P 500 Index. Therefore, during periods when the S&P 500 Index is losing value, your investment will also lose value.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Equity Value Fund

Investment Objective
The Equity Value Fund seeks to provide investors with long-term capital appreciation.

Investment Policies
We seek long-term capital appreciation by investing in a diversified portfolio composed primarily of equity securities that are trading at low price-to-earnings ratios, as measured against the stock market as a whole or against the individual stock's own price history. In addition we look at the price-to-book value and price-to-cash flow ratios of companies for indications of attractive valuation. We use both quantitative and qualitative analysis to identify possible investments. Dividends are a secondary consideration when selecting stocks. We may purchase particular stocks when we believe that a history of strong dividends may increase their market value.

Permitted Investments
Under normal market conditions, we invest:

 .    primarily in common stocks of both large, well-established companies and smaller companies with market capitalization exceeding $50 million at the time of purchase;
 .    in debt instruments that may be converted into the common stock of both
     U.S. and foreign companies; and
 .    up to 25% of our assets in foreign companies through American Depositary
     Receipts and similar instruments.

We may also purchase convertible debt securities with the same characteristics as common stock, as well as in preferred stock and warrants. We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders. During such periods, the Fund may not achieve its objective of long term capital appreciation.

Important Risk Factors
There is no guarantee that securities selected as "undervalued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .    Rex Wardlaw, CFA
     Has managed the Equity Value Fund since January 1997, and has been with Wells Fargo/Wells Capital Management since 1986. Since 1993, Mr. Wardlaw has managed investment funds, pension assets, and private accounts for Wells Fargo Bank/Wells Capital Management. Prior to 1993 he was an investment analyst specializing in several equity market sectors, including utilities, transportation, basic industries and Capital goods. Mr. Wardlaw leads the Value Equity Investment Team, managing portfolios and directing the research effort. He has over ten years of investment management experience.

 .    Allen Wisniewski, CFA
     Has co-managed the Equity Value Fund since September 1996, and has been with Wells Fargo/Wells Capital Management since 1987. Mr. Wisniewski has over ten years of equity and balanced portfolio investment management experience.

 .    Gregg Giboney, CFA
     Has co-managed the Equity Value Fund since August 1998, and has been with Wells Fargo/Wells Capital Management as a member of the Value Equity Team providing security analysis and portfolio management since 1996. Mr. Giboney was with First Interstate Capital Management prior to 1996 in various capacities, including fixed-income trading, derivatives management, equity analysis, stable value asset management and as a portfolio manager for personal, institutional and trust accounts.

Growth Equity Fund

Investment Objective
The Growth Equity Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

Investment Policies
The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

Permitted Investments
The Fund's investments combine 3 different equity styles -- a large company growth style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

Important Risk Factors
This Fund is primarily subject to the equity market risks described in the Common Risks section.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Growth Equity Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

International Equity Fund

Investment Objective
The International Equity Fund seeks to earn total return, with an emphasis on capital appreciation, over the long-term, by investing primarily in equity securities of non-U.S. companies.

Investment Policies
We actively manage a diversified portfolio of equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world. We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the U.S.

We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in equity securities of companies located or operating outside the U.S.;
 .    in a minimum of five countries exclusive of the U.S.;
 .    up to 50% of our assets in any one country;
 .    up to 25% of our portfolio in emerging markets;
 .    in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalization as low as $250 million; and
 .    in equity securities including common stocks, and preferred stocks, and in warrants, convertible debt securities, ADRs, GDRs (and similar instruments) an shares of other mutual funds.

Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and forward foreign currency contracts.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. We may also, for defensive purposes, invest without limit in cash, short-term debt and equity securities of U.S. companies when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of capital appreciation.

Important Risk Factors
Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .    Katherine Schapiro, CFA
     Has managed the International Equity Fund since it commenced operations in September 1997, and has been with Wells Fargo/Wells Capital Management as a portfolio manager since 1992. Ms. Schapiro has over eighteen years of domestic and international equity investment management experience. She is President of the Security Analysts of San Francisco.

 .    Stacey Ho, CFA

     Has co-managed the International Equity Fund since it commenced operations in September 1997, and has been with Wells Capital Management since early 1997. In 1995 and 1996 she was an international equity portfolio manager at Clemente Capital Management, and from 1990 to 1995 she managed Japanese and U.S. equity portfolios for Edison International. Ms. Ho has over nine years of international equity investment management experience,

International Fund

Investment Objective
The International Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

Investment Policies
The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities.

Permitted Investments
The Fund's investment portfolio combines 2 different investment styles -- an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

Important Risk Factors
Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" International Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Large Company Growth Fund

Investment Objective
The Large Company Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

Investment Policies
The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential.

Permitted Investments
The Advisor considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index or approximately $3.7 billion. In selecting securities for the Fund, the Advisor seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Advisor's opinion, generally unrecognized or misperceived by the market.
The Fund may not invest more than 10% of its total assets in the securities of a single issuer.

Important Risk Factors
The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Large Company Growth Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar polices as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

Small Cap Opportunities Fund

Investment Objective
The Small Cap Fund's investment objective is to provide capital appreciation.

Investment Policies
The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

The Advisor attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Advisor's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

Permitted Investments
The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.

Important Risk Factors
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

 .   pay low or no dividends;
 .   have smaller market capitalization;
 .   have less market liquidity;
 .   have no or relatively short operating histories, or are new public companies or are initial public offerings;
 .   have aggressive capital structures including high debt levels; or
 .   are involved in rapidly growing or changing industries and/or new technologies.

Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Small Cap Opportunities Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

Small Cap Value Fund

Investment Objective
The Small Cap Value Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of smaller companies.

Investment Policies
The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index, which range from approximately $220 million to approximately $1.4 billion.

Permitted Investments
The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Advisor believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Advisor values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Advisor uses both quantitative and fundamental analysis. Among other factors, the Advisor considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.

Important Risk Factors
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

 .   pay low or no dividends;
 .   have smaller market capitalization;
 .   have less market liquidity;
 .   have no or relatively short operating histories, or are new public companies or are initial public companies
    or are initial public offerings;
 .   have aggressive capital structures including high debt levels; or
 .   are involved in rapidly growing or changing industries and/or new technologies.

Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Small Cap Value Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .   Unlike bank deposits, such as CDs or savings accounts, mutual funds are not in sured by the FDIC.
 .   We cannot guarantee that we will meet our investment objectives.
 .   We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .   Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments.
 .   Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .   An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .   The Funds that invest in smaller companies, foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 .   The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. M Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 .   The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 .   The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe t is in the best interests of shareholders to do so. Except with respect to money market Funds, to the extent a Fund's assets are so invested, they may use a Fund to not achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.
 .   The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.
 .   The market value of lower-rated debt securities and unrated securities of comparable quality that the Funds may invest in tends to reflect individual developments affecting the issuer to a greater extend than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's rating which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepaying Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivable, which can shorten the maturity of a mortgage backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------
Investment Practice                                      Risk
--------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted        Interest Rate and
on a schedule or when an index or benchmark changes.     Credit Risk
--------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees   Credit and
to buy back a security at an agreed upon time and        Counter-Party Risk
price, usually with interest.
-------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual     Market Risk
fund. A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
--------------------------------------------------------------------------------
Foreign Securities                                       Information Political,
Securities issued by a non-U.S. company or debt of a     Regulatory,
foreign government in the form of an American            Diplomatic, Liquidity
Depositary Receipt or similar instrument.                and Currency Risk
--------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may    Liquidity Risk
or may not be resold in accordance with Rule 144A of
the Securities Act of 1933.
--------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers   Credit, Counter Party
and financial institutions to increase return on those   and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                        Risk
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary             Leverage Risk
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
Illiquid Securities                                        Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price. Limited to 15% of total assets.
--------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a            Credit, Information
security or cash payment depending on the security's       and Liquidity Risk
price or the performance of an index or benchmark.
Types of options used may include: options on
securities options on a stock index, stock index
futures and options on stock index futures to protect
liquidity and portfolio value.
--------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
Delayed Delivery Transactions                              Interest Rate,
Securities bought or sold for delivery at a later date     Leverage, Credit and
or bought or sold for a fixed price at a fixed date.       Experience Risk
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional           Interest Rate,
interests in pools of consumer loans, such as mortgage     Credit, Prepayment
loans, car loans, credit card debt, or receivables held    and Experience Risk
in trust.
--------------------------------------------------------------------------------
High Yield Securities
Debt securities of lower quality that produce generally    Interest Rate and
higher rates of return. These securities, also known as    Credit Risk
"junk bonds", tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience interest and/or
principal defaults.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment Practice                                        Risk
-------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future            Interest Rate Risk
payments of interest or a future payment of
principal, but not both. These securities tend to
have greater interest rate sensitivity than
conventional debt
-------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of a larger      Credit Risk
loan made by a bank. Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
-------------------------------------------------------------------------------

                 -----------------------------------

                   FUND BY FUND RISK GRID INSERTED
                                HERE
                 -----------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
------------------------------------------------------------------------------
                         Supervises the Funds' activities
------------------------------------------------------------------------------
                                       .
------------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
------------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                   Norwest Bank Minnesota, N.A
      525 Market St., San Francisco, CA        6th Street & Marquette,
      Manages the Funds' investment            Minneapolis, MN
      activities                               Provides safekeeping for the
                                               Funds' assets
------------------------------------------------------------------------------
                                       .
------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
------------------------------------------------------------------------------
                          Wells Capital Management, Inc.
                                525 Market Street
                                San Francisco, CA
------------------------------------------------------------------------------
                                       .
------------------------------------------------------------------------------
                                                                   SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
------------------------------------------------------------------------------

    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various
                       N.A.                                      Agents
    111 Center St.     525 Market St.       Two Heritage Drive
    Little Rock, AR    San Francisco, CA    Quincy, MA
    Markets the        Manages the          Maintains records    Provide
    Funds,             Funds' business      of shares and        services to
    distributes        activities           supervises the       customers
    shares                                  paying of dividends
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  ----------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                   SHAREHOLDERS
  ----------------------------------------------------------------------------

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31,
1998, Wells Fargo Bank and its affiliates provided advisory services for over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive the following fees:


Fund
----

Equity Index Fund                                                     0.25%
Equity Value Fund                                                     0.75%
International Equity Fund                                             1.20%
Large Company Growth Fund                                             0.75%
Small Cap Opportunities Fund                                          0.90%
Small Cap Value Fund                                                  0.90%

The International, Large Company Growth, Small Cap Opportunities and Small Cap Value Funds are gateway Funds that invest in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of .25% of each Fund's average annual net assets for providing services to each Fund including the determination of the asset allocations of each Fund's investments in the various core portfolios. Wells Fargo Bank also acts as the Advisor to, and is entitled to receive a fee from, each core portfolio. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios. The charts below lists the advisory fees charged at the core level for each core portfolio in which the Funds invest.

--------------------------------------------------------------------------------
                            DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
Core Portfolio                            Advisory Fee          Sub-Advisor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
Core Portfolio                            Advisory Fee          Sub-Advisor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              GROWTH EQUITY FUND
--------------------------------------------------------------------------------
Core Portfolio                            Advisory Fee          Sub-Advisor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              INTERNATIONAL FUND
--------------------------------------------------------------------------------
Core Portfolio                            Advisory Fee          Sub-Advisor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Sub-Advisor
Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of December
31, 1998, WCM provided advisory services for over $39 billion in assets.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays up to 0.25% of its average annual net assets (except that the Class O shares of the Equity Index Fund pays up to 0.20% of its average annual net assets).

A Choice of Share Classes
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:
 .  Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.
 . Class B Shares - with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.
 .  Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.
 .  Class O Shares - have no front-end and contingent deferred sales charges

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are available for the Diversified Equity, Equity Value, Growth Equity, International Equity and Large Company Growth Funds. They are similar to Class B shares, with some important differences. Unlike Class B hares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

[The Class O shares of the Equity Index Fund is intended for on-line investors. If you prefer to pay no sales charges and consent to receive all information about the Fund electronically, then Class O shares might be the choice for you.]

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. The money market funds listed in this prospectus do not impose sales charges on the purchase of Class A shares. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

-----------------------------------------------------------------------------------------------------
                   CLASS A SHARES LISTED IN THIS PROSPECTUS
                   HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------------------
                              FRONT-END SALES            FRONT-END SALES                DEALER
                                CHARGE AS %                CHARGE AS %                ALLOWANCE
         AMOUNT                  OF PUBLIC                OF NET AMOUNT             AS % OF PUBLIC
      OF PURCHASE              OFFERING PRICE               INVESTED                OFFERING PRICE
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Less than $50,000                    5.75%                      6.10%                     5.00%
-----------------------------------------------------------------------------------------------------
$50,000 to $99,999                   4.75%                      4.99%                     4.00%
-----------------------------------------------------------------------------------------------------
$100,000 to $249,999                 3.75%                      3.90%                     3.00%
-----------------------------------------------------------------------------------------------------
$250,000 to $499,999                 2.75%                      2.83%                     2.25%
-----------------------------------------------------------------------------------------------------
$500,000 to $999,999                 2.00%                      2.04%                     1.75%
-----------------------------------------------------------------------------------------------------
$1,000,000 and over1                 0.00%                      0.00%                     1.00%
-----------------------------------------------------------------------------------------------------

/1/We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:


-----------------------------------------------------------------------------------------------------
                          CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                              THE FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
-----------------------------------------------------------------------------------------------------
                     5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     0.00%     A shares
-----------------------------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares received in the reorganization of the Stagecoach Funds are subject to the above CDSC schedule based on the purchase date(s) of the Stagecoach shares, and such shares convert to Class A shares automatically after six years.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

-----------------------------------------------------------------------------------------------------
   CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES
                   PURCHASED PRIOR TO MARCH 3, 1997 HAVE
                   THE FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN          1 YEAR    2 YEARS     3 YEARS    4 YEARS      5 YEARS       6 YEARS
-----------------------------------------------------------------------------------------------------
CDSC                       3.00%     2.00%       1.00%      1.00%         0.00%        0.00%
-----------------------------------------------------------------------------------------------------

Class B shares received in the reorganization of the Norwest Advantage Funds, are subject to the following sales charge schedules on the exchanged shares:

-----------------------------------------------------------------------------------------------------
Norwest Advantage Equity Funds
-----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
-----------------------------------------------------------------------------------------------------
                     4.0%     3.0%      3.0%      2.0%      2.0%      1.0%      0.0%      A Shares
-----------------------------------------------------------------------------------------------------

The above-described schedules for shares of the former Stagecoach Funds and Norwest Advantage Funds do not apply for any new shares purchased. If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain these CDSC schedules on your exchanged shares. Additional shares purchased will age at the higher CDSC schedule.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions:  [PLEASE CONFIRM]

 .    You pay no sales charges on Fund shares you buy with reinvested distributions.
 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
 .    By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
 .    Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.
 .    If you are reinvesting the proceeds of a Wells Fargo Fund redemption for shares on which you have already paid a front-end sales charge, you have [120] days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.
 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;
 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or
 .    the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940 ("1940 Act")), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Class B and Class C Share CDSC Reductions:
 .    You pay no CDSC on Funds shares you purchase with reinvested distributions.
 .    [We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans.] (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
 .    We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
 .    We waive Class C share CDSC for certain types of accounts.

For Class B shares purchased [outside of an IRA] or other qualified plan after May 18, 1999 for former Norwest Advantage Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, or after September 17, 1999, for all other shareholders, no CDSC is imposed on withdrawals that meet all of the following circumstances:
 .    withdrawals are made by participating in the Systematic Withdrawal Plan;
 .    withdrawals may not exceed 10% of your fund assets annually based on your anniversary date in the Systematic Withdrawal Plan; and
 .    you must participate in the dividend and capital gain reinvestment program.

Waiver for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:
 .  Current and retired employees, directors and officers of:
   .    Wells Fargo Funds and its affiliates;
   .    Wells Fargo Bank, Norwest Bank and their affiliates;
   .    Stephens and its affiliates; and
   .    Broker-Dealers who act as selling agents.
 . [The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director of officer.]

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted Distribution Plans pursuant to Rule 12b-1 for the Class B and Class C shares of the Funds. The plans authorize the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The fees paid under these plans are as follows:

----------------------------------------------------------------
FUND                                     Class B       Class C
----------------------------------------------------------------
Diversified Equity                       0.75%         0.75%
----------------------------------------------------------------
Diversified Small Cap                    0.75%          N/A
----------------------------------------------------------------
Equity Index                             0.75%          N/A
----------------------------------------------------------------
Equity Value                             0.75%         0.75%
----------------------------------------------------------------
Growth Equity                            0.75%         0.75%
----------------------------------------------------------------
International Equity                     0.75%          N/A
----------------------------------------------------------------
International                            0.75%          N/A
----------------------------------------------------------------
Large Company Growth                     0.75%         0.75%
----------------------------------------------------------------
Small Cap Opportunities                  0.75%          N/A
----------------------------------------------------------------
Small Cap Value                          0.75%          N/A
----------------------------------------------------------------

These fees are paid out of the Funds' assets on an on-going basis. Overtime, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Exchanges

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges between Class B shares and the Wells Fargo Money Market Fund
     Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may make exchanges between like share classes. You may also exchange from Class A or Class C shares to any non-institutional money market fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
 .    We process requests to buy or sell shares of the funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .    The funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You can buy Fund shares:
 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Trust application with proper payment);
 .    Through a brokerage account with an approved selling agent; or
 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 .    $1,000 per Fund minimum initial investment;/1/ or
 .    $100 per Fund if you use the Systematic Purchase Program; and
 .    $100 per Fund for all investments after your first.

/1/ [Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.]

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Complete a Wells Fargo Funds application.
Be sure to indicate the Fund name and the
share class into which you intend toinvest.
Failure to complete an application properly
may result in a delay in processing your request.        Mail to:
------------------------------------------------------
Enclose a check for at least $1,000 made out in          Wells Fargo Funds Trust
the full name and share class of the Fund.               PO Box 8266
For example, "Growth Equity Fund,                        Boston, MA
Class B."                                                02266-8266

------------------------------------------------------
You may start your account with $100 if you elect the
Systematic Purchase Plan option on the application.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------
Make a check payable to the full name and share class
of your Fund for at least $100.  Be sure to write        Mail to:
your account number on the check as well.                Wells Fargo Funds Trust
                                                         PO Box 8266
                                                         Boston, MA

------------------------------------------------------
Enclose the payment stub/card from your statement if     02266-8266
available.
-------------------------------------------------------------------------------

Your Account (Cont'd)
----------------------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
----------------------------------------------------------------------------------------------------
 If you do not currently have an account, complete a Wells Fargo    Mail application to:
 Funds application.  You must wire at least $1,000.  Be sure to     Wells Fargo Funds Trust
 indicate the Fund name and the share class into which you          P.O. Box 8266
 intend to invest.                                                  Boston, MA
                                                                    02266-8266
------------------------------------------------------------------
 Mail the completed application.                                    or Fax application to:
------------------------------------------------------------------
 You may also fax the completed application (with original to       1-617-483-5765
 follow).  You must first call BFDS at 1-800-222-8222 to notify them of an incoming wire trade.
-----------------------------------------------------------------
                                                                    Wire money to:
                                                                    Wells Fargo Funds Trust
                                                                    c/o State Street Bank
                                                                      & Trust
                                                                    Boston, MA

                                                                    Bank Routing Number:
                                                                    ABA 011 000028

                                                                    Wire Purchase Account Number:
                                                                    9905-437-1

                                                                    Attention:
                                                                    Wells Fargo Funds (Name
                                                                    of Fund and Share Class)

                                                                    Account Name:
                                                                    (Registration Name Indicated
                                                                    on Application)
                                                                  ----------------------------------

Your Account (Cont'd)
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100 according to   Wire to:
the instructions given to the right.  Be sure to have the          Wells Fargo Funds Trust
wiring bank include your current account number and the name       c/o State Street Bank
your account is registered in.                                       & Trust
                                                                   Boston, MA
-----------------------------------------------------------------

                                                                   Bank Routing Number:
                                                                   ABA 011 000028

                                                                   Wire Purchase Account Number:
                                                                   9905-437-1

                                                                   Attention:
                                                                   Wells Fargo Funds (Name
                                                                   of Fund and Share Class)

                                                                   Account Name:
                                                                   (Registration Name Indicated
                                                                   on Application)
                                                                 --------------------------------


Your Account (Cont'd)
-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Trust Account.
                                                                   Call:
-----------------------------------------------------------------
Call Investor Services and instruct the representative to either:  1-800-222-8222
 .  transfer at least $1,000 from a linked settlement account, or
 .  exchange at least $1,000 worth of shares from an existing
   Wells Fargo Fund.  Please see "Exchanges" for special rules.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:  Call:
 .  transfer at least $100 from a linked settlement account, or     1-800-222-8222
 .  exchange at least $100 worth of shares from another Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with
Wells Fargo Funds by mail or telephone.  For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

-------------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full
Redemption").
-----------------------------------------------------------------
Make sure all the account owners sign the request.
-----------------------------------------------------------------
You may request that redemption proceeds be sent to you by         Mail to:
check, by ACH transfer into a bank account, or by wire.  Please    Wells Fargo Funds Trust
call Investor Services regarding requirements for linking bank     PO Box 8266
accounts or for wiring funds.  We reserve the right to charge a    Boston, MA
fee for wiring funds although it is not currently our practice     02266-8266
to do so.
-----------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000.  You can get a signature guarantee at financial institutions such as a bank or brokerage house.  We do not
accept notarized signatures.
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
 BY PHONE
------------------------------------------------------------------------------
 Call Investor Services to request a redemption of at least $100.
 Be prepared to provide your account number and Taxpayer
 Identification Number.
-----------------------------------------------------------------
 Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
-----------------------------------------------------------------
 You may request that redemption proceeds be sent to you by
 check, by transfer into an ACH-linked bank account, or by wire.
 Please call Investor Services regarding requirements for
 linking bank accounts or for wiring funds.  We reserve the
 right to charge a fee for wiring funds although it is not       Call:
 currently our practice to do so.                                1-800-222-8222
-----------------------------------------------------------------
 Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.
-----------------------------------------------------------------
 Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
 provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account.
 We will not be liable for any losses incurred if we follow
 telephone instructions we reasonably believe to be genuine.
-----------------------------------------------------------------
 Telephone requests are not accepted if the address on your
 account was changed by phone in the last 15 days.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 GENERAL NOTES FOR SELLING SHARES
------------------------------------------------------------------------------
 We determine the NAV of the Funds each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time)/3:00 P.M. (Central time). If any of the markets for the Funds close early, the Funds may close early, and may value their shares at earlier times under these circumstances.
------------------------------------------------------------------------------
 Your redemptions are net of any applicable CDSC.
------------------------------------------------------------------------------
 We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
------------------------------------------------------------------------------
 If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
------------------------------------------------------------------------------
 We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
------------------------------------------------------------------------------
 Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
------------------------------------------------------------------------------

 Additional Services and Other Information

 Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
      .  must have a Fund account value at $10,000 or more;
      . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus pay dividends periodically and make capital gains distributions annually. The Funds pay any dividends quarterly.

We offer the following distribution options:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

                             TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage
Funds.

---------------------------------------------------------------------------------------------------------
Wells Fargo Funds Trust                                              Predecessor Funds
---------------------------------------------------------------------------------------------------------
Diversified Equity Fund                           Norwest Advantage Diversified Equity Fund
---------------------------------------------------------------------------------------------------------
Diversified Small Cap Fund                        Norwest Advantage Diversified Small Cap Fund
---------------------------------------------------------------------------------------------------------
Equity Index Fund                                 Stagecoach Equity Index Fund
---------------------------------------------------------------------------------------------------------
Equity Value Fund                                 Stagecoach Equity Value Fund
---------------------------------------------------------------------------------------------------------
Growth Equity Fund                                Norwest Advantage Growth Equity Fund
---------------------------------------------------------------------------------------------------------
International Equity Fund                         Stagecoach International Equity Fund
---------------------------------------------------------------------------------------------------------
International Fund                                Norwest Advantage International Fund
---------------------------------------------------------------------------------------------------------
Large Company Growth Fund                         Norwest Advantage Large Company Growth Fund
---------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                      Norwest Advantage Small Cap Opportunities Fund
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund                              Performa Small Cap Value Fund
---------------------------------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.


Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Dollar Rolls
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants
The right to buy a stock at a set price for a set time.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Bonds
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:
Call 1-800-222-8222, or
Write to:
[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-09253 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE WFFT E P (8/99)

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
           Equity Funds
       Prospectus

Diversified Equity Fund  Please read this prospectus and keep it for future reference.  It is designed to provide you
Disciplined Growth Fund  with important information and to help you decide if a Fund's goals match your own.
Diversified Small Cap
 Fund                    These securities have not been approved
                         or disapproved by the Securities and
Equity Value Fund        Exchange Commission ("SEC"),
                         nor has the SEC passed upon the
Growth Equity Fund       accuracy or adequacy of this Prospectus.
                         Any representation to the contrary is a
Index Fund               criminal offense.

International Equity     Fund shares are NOT deposits of Wells Fargo
 Fund                    Bank, N.A. ("Wells Fargo Bank") or any of its
                         affiliates.  Fund shares are NOT insured or
International Fund       guaranteed by the U.S. Government, the
                         Federal Deposit Insurance Corporation
Large Company            ("FDIC") or any other governmental agency.
 Growth Fund             AN INVESTMENT IN A FUND INVOLVES
                         CERTAIN RISKS, INCLUDING POSSIBLE
Small Cap                LOSS OF PRINCIPAL.
 Opportunities Fund

Small Cap Value Fund

Small Company Growth
 Fund

Institutional Class

Inside Front Cover

Table of Contents

Overview                    Objectives and Principal
                             Strategies
This section contains       Important Risks
important summary           Performance History
information about the       Summary of Expenses
Funds.
------------------------------------------------------------
The Funds                   Diversified Equity Fund
                            Disciplined Growth Fund
                            Diversified Small Cap Fund
This section contains       Equity Value Fund
important information       Growth Equity Fund
about the individual        Index Fund
Funds.                      International Equity Fund
                            International Fund
                            Large Company Growth Fund
                            Small Cap Opportunities Fund
                            Small Cap Value Fund
                            Small Company Growth Fund

                            General Investment Risks
                            Organization and Management
                              of the Funds

------------------------------------------------------------
Your Investment

Turn to this section for    Your Account
information on how to       How to Buy Shares
buy and sell Fund shares    Selling Shares
                            Exchanges

                            Other Information

                            Table of Predecessors

------------------------------------------------------------
                            Glossary

                 WELLS FARGO FUNDS TRUST EQUITY FUNDS OVERVIEW

Diversified Equity Fund

Objective
Seeks long-term capital appreciation while moderating annual return volatility.

Principal Strategy
We invest in five separate equity portfolios with the following styles: index, income equity, large company, diversified small cap and international. This "multi-style" approach is designed to minimize the volatility and risk of investing in a single investment style.

Disciplined Growth Fund

Objective
Seeks capital appreciation by investing primarily in common stock of larger companies.

Principal Strategy
We invest in the common stock of larger companies that appear to possess above average potential for growth.

Diversified Small Cap Fund

Objective
Seeks long-term capital appreciation while moderating annual return volatility.

Principal Strategy
We invest in several (currently 5) styles of small capitalization equity portfolios. This "multi-style" approach is designed to minimize the volatility and risks of investing in small capitalization equity securities.

Equity Value Fund

Objective
Seeks to provide investors with above-average capital appreciation.

Principal Strategy
We invest in equity securities that we believe are undervalued in relation to the overall stock markets. Dividends are a secondary consideration when selecting stocks.

Growth Equity Fund

Objective
Seeks long-term capital appreciation with moderating annual return volatility.

Principal Strategy
We invest in three separate equity portfolios with the following styles: large company growth, diversified small cap, and international. This "multi-style" approach is designed to reduce the volatility and risk of investing in a single equity style.

Index Fund

Objective
Seeks to replicate the return of the S&P 500 Index.

Principal Strategy
We invest in substantially all of common stocks listed in the S&P 500 Index, and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and our investment results before expenses, regardless of market conditions.

International Equity Fund

Objective
Seeks to earn total return, with an emphasis on capital appreciation, over the long-term.

Principal Strategy
We invest in equity securities of companies located or operating in developed foreign countries and emerging markets of the world. We apply a fundamentals-driven, value-oriented analysis to identify companies that we believe have above-average potential for long-term growth.

International Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in two separate portfolios, an international equity portfolio investing largely in the common stock of high-quality companies based outside of the United States, and an international emerging markets portfolio. This "multi-style" approach is designed to minimize the volatility and risk associated with investing in the individual international portfolios.

Large Company Growth Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in the common stocks of large, high-quality domestic companies whose market capitalization is greater than the median of the Russell 1000 index, currently about $3.7 billion, with superior growth potential.

Small Cap Opportunities Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in equity securities of small domestic companies that at the time of purchase have market captializations of $1.5 billion or less. We look for companies with above-average growth.

Small Cap Value Fund

Objective
Seeks capital appreciation by investing primarily in common stocks of smaller companies.

Principal Strategy
We invest in the common stocks of companies listed on the Russell 2000 index, which currently range in market capitalization from $220 million to $1.4 billion,that appear undervalued.

Small Company Growth Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in the common stocks of small- and medium-sized domestic companies that are either growing rapidly or are completing a period of significant change.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Common Risks for the Funds

 Equity Securities. The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

 Debt Securities. The Funds may invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

 Diversified Equity Fund
 Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks. Also, stocks of the smaller and medium-sized companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

 Disciplined Growth Fund
 The Fund is primarily subject to the equity market risks described in the Common Risks section above. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks. Dividend-producing large company stocks have experienced unprecedented appreciation in recent years. There is no guarantee such performance levels will continue.

 Diversified Small Cap Fund
 Stocks of smaller companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

 Equity Value Fund
 There is no guarantee that securities selected as "under-valued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value strategy may be more volatile and less liquid than other comparable securities.

 Growth Equity Fund
 The Fund is primarily subject to the equity market risks described in the Common Risks section above. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

 Index Fund
 We attempt to match as closely as possible the performance of the S&P 500 Index. Therefore, during periods when the S&P 500 Index is losing value, your investment will also lose value.

 International Equity Fund
 Foreign company stocks involve special risks, including generally higher commission rates, political, social and monetary or diplomatic developments that could effect U.S. investments in foreign countries. Emerging market countries may experience increased political instability, and are often dependent on international trade, making them more vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes.

 International Fund
 Foreign company stocks involve special risks, including generally higher commission rates, political, social and monetary or diplomatic developments that could effect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes.

 Large Company Growth Fund
 The Fund is primarily subject to the equity market risks described in the Common Risks section above. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks. Dividend-producing large company stocks have experienced unprecedented appreciation in recent years. There is no guarantee such performance levels will continue.

 Small Cap Opportunities Fund
 There is no guarantee that securities selected as "under-valued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value strategy may be more volatile and less liquid than other comparable securities.

 Small Cap Value Fund
 Stocks of smaller companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

 Small Company Growth Fund
 Stocks of the smaller and medium-sized companies purchased for this Fund may be more volatile and less liquid than larger company stocks. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

 Performance History
 The Funds in this prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

                                               All Funds
                                              -----------
---------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                              None
---------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)          None
---------------------------------------------------------


Annual Fund Operating Expenses (Expenses that are deducted from
Fund assets)

                  --------------------------------------------------------------------

                      Diversified     Disciplined    Diversified
                      Equity Fund     Growth Fund   Small Cap Fund   Equity Value Fund
                  --------------------------------------------------------------------
--------------------------------------------------------------------------------------
Management Fees        0.89%           0.75%            0.90%            0.75%
--------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees          0.00%           0.00%            0.00%            0.00%
--------------------------------------------------------------------------------------
Other Expenses/1/      0.28%           0.28%            0.28%            0.28%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES            1.17%           1.03%            1.18%            1.03%
--------------------------------------------------------------------------------------
Fee Waivers/2/         0.17%           0.03%            0.03%            0.03%
--------------------------------------------------------------------------------------
NET EXPENSES           1.00%           1.00%            1.15%            1.00%
--------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Annual Fund Operating Expenses (Expenses that are deducted from
Fund assets)

                  -------------------------------------------------------------------------------------

                     Growth Equity                    International    International    Large Company
                          Fund         Index Fund      Equity Fund         Fund          Growth Fund
                  -------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Management Fees          1.00%           0.15%           1.20%            1.20%            1.00%
-------------------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees            0.00%           0.00%           0.00%            0.00%            0.00%
-------------------------------------------------------------------------------------------------------
Other Expenses/1/        0.03%           0.28%           0.31%            0.31%            0.03%
-------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES              1.03%           0.43%           1.51%            1.51%            1.03%
-------------------------------------------------------------------------------------------------------
Fee Waivers/2/           0.03%           0.18%           0.01%            0.01%            0.03%
-------------------------------------------------------------------------------------------------------
NET EXPENSES             1.00%           0.25%           1.50%            1.50%            1.00%
-------------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

                  -----------------------------------------------------------------
                         Small Cap                                 Small Company
                     Opportunities Fund   Small Cap Value Fund      Growth Fund
                  -----------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees          0.90%                   0.90%                   0.90%
-----------------------------------------------------------------------------------
Distribution
 (12b-1) Fees            0.00%                   0.00%                   0.00%
-----------------------------------------------------------------------------------
Other Expenses/1/        0.28%                   0.28%                   0.28%
-----------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES              1.18%                   1.18%                   1.18%
-----------------------------------------------------------------------------------
Fee Waivers/2/           0.03%                   0.03%                   0.03%
-----------------------------------------------------------------------------------
NET EXPENSES             1.15%                   1.15%                   1.15%
-----------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

           -----------------------------------------------------------------------------
               Diversified        Disciplined      Diversified Small
               Equity Fund        Growth Fund           Cap Fund       Equity Value Fund
----------------------------------------------------------------------------------------
1 YEAR
----------------------------------------------------------------------------------------
3 YEARS
----------------------------------------------------------------------------------------


                                                                                      Large
             Growth Equity                    International                          Company
                 Fund          Index Fund      Equity Fund    International Fund    Growth Fund
          ---------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------------------




                   Small Cap                                    Small Company Growth
              Opportunities Fund      Small Cap Value Fund              Fund
--------------------------------------------------------------------------------------

1 YEAR
3 YEARS
--------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


               -------------------------------------------------------------------------
               Diversified        Disciplined      Diversified Small
               Equity Fund        Growth Fund           Cap Fund       Equity Value Fund
----------------------------------------------------------------------------------------
1 YEAR
----------------------------------------------------------------------------------------
3 YEARS
----------------------------------------------------------------------------------------


          -------------------------------------------------------------------------------
                                                                                Large
             Growth Equity                    International   International    Company
                 Fund          Index Fund      Equity Fund        Fund       Growth Fund
          -------------------------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------------------------------


              ------------------------------------------------------------------------
                   Small Cap                                    Small Company Growth
              Opportunities Fund      Small Cap Value Fund              Fund
--------------------------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Diversified Equity Fund

Investment Objective
The Diversified Equity Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

Investment Policies
The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

Permitted Investments
The Fund's investments combine 5 different equity investment styles -- an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios, and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that is price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

Important Risk Factors
Stocks of foreign companies purchased by this Fund may be subject to political and economic instability. Also, stocks of the smaller and medium-sized companies purchased for this Fund may be more volatile and less liquid than larger company stocks.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Diversified Equity Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Disciplined Growth Fund

Investment Objective
The Disciplined Growth Fund seeks capital appreciation by investing primarily in common stocks of larger companies.

Investment Policies
The Fund seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Advisor, possess above average potential for growth. The Fund invests in companies with average market capitalizations greater than $5 billion.

Permitted Investments
The Fund seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Advisor uses both quantitative and fundamental analysis. The Advisor may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Advisor uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Advisor. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

Important Risk Factors
This Fund is primarily subject to the equity market risks described in the Common Risks section.

You should consider the Summary of Important Risks on page ___, the General Investment Risks beginning on page ___, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Disciplined Growth Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

Diversified Small Cap Fund

Investment Objective
The Diversified Small Cap Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

Investment Policies
The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities.

Permitted Investments
The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.

Important Risk Factors
Stocks of smaller companies purchased for the Fund may be more volatile and less liquid than larger company stocks. Also, short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make the prices of these securities fall more in response to selling pressure.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Diversified Small Cap Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Equity Value Fund

Investment Objective
The Equity Value Fund seeks to provide investors with long-term capital appreciation.

Investment Policies
We seek long-term capital appreciation by investing in a diversified portfolio composed primarily of equity securities that are trading at low price-to-earnings ratios, as measured against the stock market as a whole or against the individual stock's own price history. In addition we look at the price-to-book value and price-to-cash flow ratios of companies for indications of attractive valuation. We use both quantitative and qualitative analysis to identify possible investments. Dividends are a secondary consideration when selecting stocks. We may purchase particular stocks when we believe that a history of strong dividends may increase their market value.

Permitted Investments
Under normal market conditions, we invest:

 . primarily in common stocks of both large, well-established companies and smaller companies with market capitalization exceeding $50 million at the time of purchase;

 .  in debt instruments that may be converted into the common stock of both U.S.
   and foreign companies; and

 .  up to 25% of our assets in foreign companies through American Depositary
   Receipts and similar instruments.

We may also purchase convertible debt securities with the same characteristics as common stock, as well as in preferred stock and warrants. We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders. During such periods, the Fund may not achieve its objective of long term capital appreciation.

Important Risk Factors
There is no guarantee that securities selected as "undervalued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .  Rex Wardlaw, CFA
   Has managed the Equity Value Fund since January 1997, and has been with Wells Fargo/Wells Capital Management since 1986. Since 1993, Mr. Wardlaw has managed investment funds, pension assets, and private accounts for Wells Fargo Bank/Wells Capital Management. Prior to 1993 he was an investment analyst specializing in several equity market sectors, including utilities, transportation, basic industries and Capital goods. Mr. Wardlaw leads the Value Equity Investment Team, managing portfolios and directing the research effort. He has over ten years of investment management experience.

 .  Allen Wisniewski, CFA
   Has co-managed the Equity Value Fund since September 1996, and has been with Wells Fargo/Wells Capital Management since 1987. Mr. Wisniewski has over ten years of equity and balanced portfolio investment management experience.

 .  Gregg Giboney, CFA
   Has co-managed the Equity Value Fund since August 1998, and has been with Wells Fargo/Wells Capital Management as a member of the Value Equity Team providing security analysis and portfolio management since 1996. Mr. Giboney was with First Interstate Capital Management prior to 1996 in various capacities, including fixed-income trading, derivatives management, equity analysis, stable value asset management and as a portfolio manager for personal, institutional and trust accounts.

Growth Equity Fund

Investment Objective
The Growth Equity Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

Investment Policies
The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

Permitted Investments
The Fund's investments combine 3 different equity styles -- a large company growth style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

Important Risk Factors
This Fund is primarily subject to the equity market risks described in the Common Risks section.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Growth Equity Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Index Fund

Investment Objective
The Index Fund seeks to replicate the total rate of return of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index").

Investment Policies
We invest in substantially all of the common stocks listed on the S&P 500 Index and attempt to achieve a 95% correlation between the performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the net asset value of Fund shares, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We will regularly monitor the performance and composition of the S&P 500 Index, adjust the Fund's portfolio as necessary in order to achieve the 95% correlation.

Permitted Investments
Under normal market conditions, we invest:

 .  in a diversified portfolio of common stocks designed to provide a relative sample of the stocks listed on the S&P 500 Index;
 .  in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities; and . in interest-rate futures contracts, options or interest rate swaps and index swaps.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its objective.

Important Risk Factors
We attempt to replicate the performance of the S&P 500 Index. Therefore, during periods when the S&P 500 Index is losing value, your investment will also lose value.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Index Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar polices as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

International Equity Fund

Investment Objective
The International Equity Fund seeks to earn total return, with an emphasis on capital appreciation, over the long-term, by investing primarily in equity securities of non-U.S. companies.

Investment Policies
We actively manage a diversified portfolio of equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world. We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the U.S.

We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 80% of our assets in equity securities of companies located or operating outside the U.S.;
 .  in a minimum of five countries exclusive of the U.S.;
 .  up to 50% of our assets in any one country;
 .  up to 25% of our portfolio in emerging markets;
 . in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalization as low as $250 million; and
 . in equity securities including common stocks, and preferred stocks, and in warrants, convertible debt securities, ADRs, GDRs (and similar instruments) and shares of other mutual funds.

Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and forward foreign currency contracts.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. We may also, for defensive purposes, invest without limit in cash, short-term debt and equity securities of U.S. companies when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of capital appreciation.

Important Risk Factors
Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .  Katherine Schapiro, CFA
   Has managed the International Equity Fund since it commenced operations in September 1997, and has been with Wells Fargo/Wells Capital Management as a portfolio manager since 1992. Ms. Schapiro has over eighteen years of domestic and international equity investment management experience. She is President of the Security Analysts of San Francisco.

 .  Stacey Ho, CFA
   Has co-managed the International Equity Fund since it commenced operations in September 1997, and has been with Wells Capital Management since early 1997. In 1995 and 1996 she was an international equity portfolio manager at Clemente Capital Management, and from 1990 to 1995 she managed Japanese and U.S. equity portfolios for Edison International. Ms. Ho has over nine years of international equity investment management experience,

International Fund

Investment Objective
The International Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

Investment Policies
The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities.

Permitted Investments
The Fund's investment portfolio combines 2 different investment styles -- an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

Important Risk Factors
Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" International Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment of the core portfolios in which it invests.

Portfolio Managers

[TO BE INSERTED]

Large Company Growth Fund

Investment Objective
The Large Company Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

Investment Policies
The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential.

Permitted Investments
The Advisor considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index or approximately $3.7 billion. In selecting securities for the Fund, the Advisor seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Advisor's opinion, generally unrecognized or misperceived by the market.
The Fund may not invest more than 10% of its total assets in the securities of a single issuer.

Important Risk Factors
The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Large Company Growth Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar polices as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

Small Cap Opportunities Fund

Investment Objective
The Small Cap Fund's investment objective is to provide capital appreciation.

Investment Policies
The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have market capitalizations of $1.5 billion or less.

The Advisor attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Advisor's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

Permitted Investments
The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.

Important Risk Factors
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

 .  pay low or no dividends;
 .  have smaller market capitalization;
 .  have less market liquidity;
 .  have no or relatively short operating histories, or are new public companies or are initial public offerings;
 . have aggressive capital structures including high debt levels; or . are involved in rapidly growing or changing industries and/or new technologies.

Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Small Cap Opportunities Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

Small Cap Value Fund

Investment Objective
The Small Cap Value Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of smaller companies.

Investment Policies
The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund will normally invest substantially all of its assets in securities of companies with market capitalizations that reflect the market capitalization of companies included in the Russell 2000 Index, which range from approximately $220 million to approximately $1.4 billion.

Permitted Investments
The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Advisor believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Advisor values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Advisor uses both quantitative and fundamental analysis. Among other factors, the Advisor considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.

Important Risk Factors
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:
 .  pay low or no dividends;
 .  have smaller market capitalization;
 .  have less market liquidity;
 .  have no or relatively short operating histories, or are new public companies or are initial public offerings;
 . have aggressive capital structures including high debt levels; or . are involved in rapidly growing or changing industries and/or new technologies.
Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Small Cap Value Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

Small Company Growth Fund

Investment Objective
The Small Company Growth Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies.

Investment Policies
The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose market capitalization is less than the largest stock in the Russell 2000 Index or approximately $1.4 billion.

Permitted Investments
In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value.

The Fund will invest up to 10% of its total assets in securities of foreign companies. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.

Important Risk Factors
This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:
 . pay low or no dividends;
 . have smaller market capitalization;
 . have less market liquidity;
 . have no or relatively short operating histories, or are new public companies or are initial public offerings;
 . have aggressive capital structures including high debt levels; or . are involved in rapidly growing or changing industries and/or new technologies.
Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Small Company Growth Fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar polices as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment activities of the core portfolio.

Portfolio Managers

[TO BE INSERTED]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that we will meet our investment objectives.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments.
 .  Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . The Funds that invest in smaller companies, foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. Except with respect to money market funds, to the extent a Fund's assets are so invested, they may use a Fund to not achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.
 . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.
 . The market value of lower-rated debt securities and unrated securities of comparable quality that the Funds may invest in tends to reflect individual developments affecting the issuer to a greater extend than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's rating which are considered investment-grade, possess some speculative characteristics.

   Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

   What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

   Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

   Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

   Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

   Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

   Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

   Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

   Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

   Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

   Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

   Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

   Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

   Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

   Prepaying Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivable, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

   Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

   Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

   In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

These investment practices and risks are common to all the Funds:

----------------------------------------------------------------------------------
Investment Practice                                         Risk
----------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either    Interest Rate and
on a schedule or when an index or benchmark changes.        Credit Risk
----------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees      Credit and
to buy back a security at an agreed upon time and price,    Counter-Party Risk
usually with interest.
----------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual        Market Risk
fund. A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
----------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a        Information, Political,
foreign government in the form of an American               Regulatory,
Depositary Receipt or similar instrument.                   Diplomatic, Liquidity
                                                            and Currency Risk
----------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may or    Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
----------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers      Credit, Counter-Party
and financial institutions to increase return on those      and Leverage Risk
securities. Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
----------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary              Leverage Risk
purposes to meet shareholder redemptions.
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Investment Practice                                         Risk
----------------------------------------------------------------------------------
Illiquid Securities                                         Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price. Limited to 15% of total assets (10% for money market
funds).
----------------------------------------------------------------------------------

These investment practices and risks are common to the Equity and Allocations
Funds:

----------------------------------------------------------------------------------
Investment Practice                                                 Risk
----------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a security     Credit, Information
or cash payment depending on the security's price or the     and Liquidity Risk
performance of an index or benchmark.  Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
----------------------------------------------------------------------------------



                        -------------------------------
                        FUND BY FUND RISK GRID INSERTED
                                     HERE
                        -------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                         Supervises the Funds' activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                   Norwest Bank Minnesota, N.A.
525 Market St., San Francisco, CA        6th Street & Marquette, Minneapolis, MN
Manages the Funds' investment            Provides safekeeping for the Funds'
activities                               assets
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                        Wells Capital Management, Inc.
                                525 Market St.
                               San Francisco, CA
                        Manages the Funds' investment
                                  activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
--------------------------------------------------------------------------------
Stephens Inc.         Wells Fargo Bank,       BFDS, Inc.           Various
                      N.A.                                         Agents
111 Center St.        525 Market St.          Two Heritage Dr.
Little Rock, AR       San Francisco, CA       Quincy, MA
Markets the Funds     Manages the             Maintains records    Provide
and distributes       Funds' business         of shares and        services to
shares                activities              supervises the       customers
                                              paying of dividends
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   SHAREHOLDERS
--------------------------------------------------------------------------------

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates provided advisory services for over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive the following fees:

  Fund
  ----
  Disciplined Growth Fund                                 0.75%
  Equity Value Fund                                       0.75%
  Index Fund                                              0.15%
  International Equity Fund                               1.20%
  Large Company Growth Fund                               1.00%
  Small Cap Opportunities Fund                            0.90%
  Small Cap Value Fund                                    0.90%
  Small Company Growth Fund                               0.90%

The Diversified Equity, Diversified Small Cap, Growth Equity and International Funds are gateway Funds that invest in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of .25% of each Fund's average annual net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in various core portfolios. Wells Fargo Bank also acts as the Advisor to, and is entitled to receive a fee from, each core portfolio. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios. The charts below lists the advisory fees charged at the core level for each core portfolio in which the Funds invest.

   -------------------------------------------------------------------------
                            DIVERSIFIED EQUITY FUND
   -------------------------------------------------------------------------
   Core Portfolio                 Advisory Fee           Sub-Advisor
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------
                          DIVERSIFIED SMALL CAP FUND
   -------------------------------------------------------------------------
   Core Portfolio                 Advisory Fee           Sub-Advisor
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------
                              GROWTH EQUITY FUND
   -------------------------------------------------------------------------
   Core Portfolio                 Advisory Fee           Sub-Advisor
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------
                              INTERNATIONAL FUND
   -------------------------------------------------------------------------
   Core Portfolio                 Advisory Fee           Sub-Advisor
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

   -------------------------------------------------------------------------

The Sub-Advisor
Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of December 31, 1998, WCM provided advisory services for over $39 billion in assets.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the non-money market funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the cut off are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account Agreement for the rules governing your investment.

Minimum Investments:
 .    Minimum initial investment amounts are determined by your Customer Account
     Agreement with your Institution, and are generally:

     .    $2,000,000 per Fund minimum initial investment.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 .    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 .    The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General notes for selling shares
 .    We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 P.M. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

 .    Redemption proceeds are usually wired to the redeeming Institution the following business day.

 .    We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

 .    Generally, we pay redemption requests in cash, unless the redemption requests is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part on in whole in securities of equal value.

Exchanges
Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .    You may make exchanges only between like share classes.

Additional Services and Other Information

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

                             TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage
Funds.


-----------------------------------------------------------------------------------------------------
Wells Fargo Funds Trust                           Predecessor Funds
-----------------------------------------------------------------------------------------------------
Diversified Equity Fund                           Norwest Advantage Diversified Equity Fund
-----------------------------------------------------------------------------------------------------
Disciplined Growth Fund                           Performa Disciplined Growth Fund
-----------------------------------------------------------------------------------------------------
Diversified Small Cap Fund                        Norwest Advantage Diversified Small Cap Fund
-----------------------------------------------------------------------------------------------------
Equity Value Fund                                 Stagecoach Equity Value Fund
-----------------------------------------------------------------------------------------------------
Growth Equity Fund                                Norwest Advantage Growth Equity Fund
-----------------------------------------------------------------------------------------------------
Index Fund                                        Norwest Advantage Index Fund
-----------------------------------------------------------------------------------------------------
International Equity Fund                         Stagecoach International Equity Fund
-----------------------------------------------------------------------------------------------------
International Fund                                Norwest Advantage International Fund
-----------------------------------------------------------------------------------------------------
Large Company Growth Fund                         Norwest Advantage Large Company Growth Fund
-----------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                      Norwest Advantage Small Cap Opportunities Fund
-----------------------------------------------------------------------------------------------------
Small Cap Value Fund                              Performa Small Cap Value Fund
-----------------------------------------------------------------------------------------------------
Small Company Growth Fund                         Norwest Advantage Small Company Growth Fund
-----------------------------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation
The increase in the value of a security.  See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Emerging Markets
Markets associates with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants
The right to buy a stock at a set price for a set time.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-09253 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE WFFT E P (8/99)

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 24, 1999

                            DIVERSIFIED EQUITY FUND
                            DISCIPLINED GROWTH FUND
                          DIVERSIFIED SMALL CAP FUND
                               EQUITY INDEX FUND
                               EQUITY VALUE FUND
                              GROWTH EQUITY FUND
                                  INDEX FUND
                           INTERNATIONAL EQUITY FUND
                              INTERNATIONAL FUND
                           LARGE COMPANY GROWTH FUND
                         SMALL CAP OPPORTUNITIES FUND
                             SMALL CAP VALUE FUND
                           SMALL COMPANY GROWTH FUND

          Class A, Class B, Class C, Class O and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about thirteen funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Diversified Equity, Disciplined Growth, Diversified Small Cap, Equity Index, Equity Value, Growth Equity, Index, International Equity, International, Large Company Growth, Small Cap Opportunities, Small Cap Value and Small Company Growth Funds. Each Fund offers Class A and Class B shares, except the Disciplined, Index and Small Company Growth Funds, which only offer Institutional Class shares. The Diversified Equity, Equity Value, Growth Equity, International Equity and Large Company Growth Funds also offer Class C shares and the Equity Index Fund also offers Class O shares. The Diversified Equity, Diversified Small Cap, Equity Value, Growth Equity, International Equity, International, Large Company Growth, Large Cap Opportunities and Small Cap Value Funds also offer Institutional Class shares. This SAI relates to all of the above-described classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 24, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Historical Fund Information.............................................

Investment Restrictions.................................................

Additional Permitted Investment Activities and Associated Risks.........

Management..............................................................

Performance Calculations................................................

Determination of Net Asset Value........................................

Additional Purchase and Redemption Information..........................

Portfolio Transactions..................................................

Fund Expenses...........................................................

Federal Income Taxes....................................................

Capital Stock...........................................................

Other...................................................................

Counsel.................................................................

Independent Auditors....................................................

Appendix................................................................    A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The Diversified Equity Fund will commence operations on September 17, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Advantage Diversified Equity Fund commenced operations on December 31, 1988.

     The Disciplined Growth Fund will commence operations on September 17, 1999, as successor to the Performa Disciplined Growth Fund. The predecessor Performa Disciplined Growth Fund commenced operations on October 15, 1997.

     The Diversified Small Cap Fund will commence operations on September 17, 1999, as successor to the Diversified Small Cap Fund. The predecessor Norwest Advantage Diversified Small Cap Fund commenced operations on December 31, 1997.

     The Equity Index Fund will commence operations on September 17, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984. During the period from April 28, 1996 to December 12, 1997, the Fund invested all of its assets in a Master Portfolio with a corresponding investment objective. Prior to December 12, 1997, the Equity Index Fund was known as the "Corporate Stock Fund."

     The Equity Value Fund will commence operations on September 17, 1999, as successor to the Equity Value Fund of Stagecoach. The predecessor Stagecoach Equity Value Fund was originally organized on July 1, 1990 as the Pacifica Equity Value Fund, an investment portfolio of Pacifica Funds Trust. On September 6, 1996, the Pacifica Equity Value Fund was reorganized as the Stagecoach Equity Value Fund.

     The Growth Equity Fund will commence operations on September 17, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Advantage Growth Equity Fund commenced operations on April 30, 1989.

     The Index Fund will commence operations on September 17, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Advantage Index Fund commenced operations on January 31, 1987.

     The International Equity Fund will commence operations on September 17, 1999, as successor to the International Equity Fund of Stagecoach. The predecessor Stagecoach International Equity Fund commenced operations on September 24, 1997.

     The International Fund will commence operations on September 17, 1999, as successor to the International Fund of Norwest. The predecessor Norwest Advantage International Fund commenced operations on July 15, 1989.

     The Large Company Growth Fund will commence operations on September 17, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Advantage Large Company Growth Fund commenced operations on December 31, 1982.

     The Small Cap Opportunities Fund will commence operations on September 17, 1999, as successor to the Small Cap Opportunities Fund. The predecessor Norwest Advantage Small Cap Opportunities Fund commenced operations on August 1, 1993.

     The Small Cap Value Fund will commence operations on September 17, 1999, as successor to the Performa Small Cap Value Fund. The predecessor Performa Small Cap Value Fund commenced operations on October 15, 1997.

     The Small Company Growth Fund will commence operations on September 17, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Advantage Small Company Growth Fund commenced operations on December 31, 1982.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to
Section 12 of the 1940 Act and the rules thereunder;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Income Equity Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. [A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.]

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Bank Obligations
     ----------------

     The Funds, except the International Equity Fund, may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Funds, except the International Equity Fund, may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Diversified Equity, Growth Equity, Equity Index and Equity Value Funds may invest in convertible securities that provide current income and are issued by companies with the characteristics described above for each Fund and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of each Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRROs, such as Moodys Investors Service, Inc. ("Moodys") or Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the Advisor to be of comparable quality.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Funds, except the International Equity Fund, may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by a Fund in such participations will not exceed 5% of the value of that Fund's total assets.

     Derivative Securities: Futures and Options Contracts
     ----------------------------------------------------

     Futures and options contracts are types of "derivative securities" in which the Diversified Equity Small Cap Growth and International Equity Funds may invest. Derivative securities are securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the Advisor's expectations. If the Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the Advisor determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Funds' ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

     Each Fund has the following non-fundamental investment policies with regard to investing in derivative securities:

     . Each Fund may invest in futures or options contracts regulated by the Commodities Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     . Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and (iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     The Advisor uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objectives, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Futures Contracts. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay additional variation margin until the position is closed.

     The Funds may also purchase options on futures contracts. See "Options Trading" below.

     Foreign Currency Futures Contracts and Foreign Currency Transactions. The Diversified Small Cap, Growth Equity, Large Company Growth, Small Company Growth, Equity Index, Equity Value and International Equity Funds can invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Advisor, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

     Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Advisor to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Advisor's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

     The Funds may also purchase options on Currency Futures. See "Options Trading" below.

     Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which the Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option.
The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds, except the International Equity Fund, may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     The Equity Index, Equity Value and International Equity Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

     For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, BGFA, Stephens Inc. or any of their affiliates.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. A Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of a Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of a Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Mortgage-Related and Other Asset-Backed Securities
     --------------------------------------------------

     The Asset Allocation and Income Equity Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.
Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     The Funds may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Advisor's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

     Other Asset-Backed Securities. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment Advisory and administration fees, that would be in addition to those charged by the Funds.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Diversified Equity, Growth Equity, Equity Index, Equity Value and International Equity Funds may each invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moodys Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                        Principal Occupations
Name, Age and Address                       Position                    During Past 5 Years
---------------------                       --------                    -------------------
*Robert C. Brown, 65                        Trustee                     Director, Federal Farm Credit Banks Funding
1431 Landings Place                                                     Corporation and Farm Credit System Financial
Sarasota, FL 34231                                                      Assistance Corporation since February 1993.



Donald H. Burkhardt, 70                     Trustee                     Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee                     Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                          Trustee                     Business Associate Professor, Wake Forest
321 Beechcliff Court                                                    University, Calloway School of Business and
Winston-Salem, NC  27104                                                Accountancy since 1994; previously Associate
                                                                        Professor of Finance.



Peter G. Gordon, 56                         Trustee                     Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                                Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                                          Roxane Water Company since 1977.
San Francisco, CA  94133



*W. Rodney Hughes, 72                       Trustee                     Private Investor.
31 Dellwood Court
San Rafael, CA  94901
Richard M. Leach, 63                        Trustee                     President of Richard M. Leach Associates (a
P.O. Box 1888                                                           financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee                     Private Investor/Real Estate Developer;
Four Beaufain Street                                                    Chairman of Vault Holdings, LLC.
Charleston, SC  29401


Timothy J. Penny, 45                        Trustee                     Senior Counselor to the public relations firm
500 North State Street                                                  of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                                        Fellow at the Humphrey Institute, Minneapolis,
                                                                        Minnesota (a public policy organization) since
                                                                        January 1995.


Richard H. Blank, Jr., 42                   Chief Operating             Vice President of Stephens Inc.; Director of
                                            Officer,                    Stephens Sports Management Inc.; and Director
                                            Secretary and               of Capo Inc.
                                            Treasurer

                               Compensation Table
                               ------------------
                           As of [_________ __, 1999]



                            Aggregate         Total Compensation
                          Compensation        from Registrant and
 Name and Position        from Registrant       Fund Complex
 -----------------        ---------------       ------------

Robert C. Brown
  Trustee

Donald H. Burkhardt
  Trustee

Jack S. Euphrat
  Trustee

Thomas S. Goho
  Trustee

Peter G. Gordon
  Trustee

W. Rodney Hughes
  Trustee

Richard M. Leach
  Trustee

J. Tucker Morse
  Trustee

Timothy J. Penny
  Trustee

     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Wells Fargo Bank provides investment Advisory services
     ------------------
to the Funds. As investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its Advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                Annual Rate
               Fund                                (as percentage of net assets)
               ----                                -----------------------------
               Diversified Equity                       [to be inserted]
               Disciplined Growth                       [to be inserted]
               Diversified Small Cap                    [to be inserted]
               Equity Index                                  .25%
               Equity Value                                  .75%
               Growth Equity                            [to be inserted]
               Index                                         .15%
               International Equity                     [to be inserted]
               International                            [to be inserted]
               Large Company Growth                     [to be inserted]
               Small Cap Opportunities                  [to be inserted]
               Small Cap Value                          [to be inserted]
               Small Company Growth                     [to be inserted]

     Investment Sub-Advisors.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to the Equity Index, Equity Value, Index and International Equity Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive the following monthly fees:

--------------------------------------------------------------------------------
Diversified Equity Fund              [to be inserted]
--------------------------------------------------------------------------------
Disciplined Growth Fund              [to be inserted]
--------------------------------------------------------------------------------
Diversified Small Cap Fund           [to be inserted]
--------------------------------------------------------------------------------
Equity Value Fund                    .25% of first $200 million,.01% of net
                                     assets over $200 million
--------------------------------------------------------------------------------
Growth Equity Fund                   [to be inserted]
--------------------------------------------------------------------------------
Equity Index and Index Funds         .20% of first $200 million, .01% of net
                                     assets over $200 million
--------------------------------------------------------------------------------
International Fund                   [to be inserted]
--------------------------------------------------------------------------------
International Equity Fund            .35% of the first $200 million, .25% for
                                     $400 - $300 million .15% of net assets over
                                     $800 million
--------------------------------------------------------------------------------
Large Company Growth Fund            [to be inserted]
--------------------------------------------------------------------------------
Small Cap Opportunities Fund         [to be inserted]
--------------------------------------------------------------------------------
Small Cap Value Fund                 [to be inserted]
--------------------------------------------------------------------------------
Small Company Growth Fund            [to be inserted]
--------------------------------------------------------------------------------

     Portfolio Managers    [TO BE UPDATED]
     ------------------

Gary J. Dunn
Mr. Dunn will co-manage the Income Equity Fund upon inception. He joins WCM from Norwest Investment Management, Inc. ("NIM"), where he was Director of Institutional Investments. He has managed portfolios for NIM or its affiliates since 1979. He has over twenty years of investment management experience. Mr. Dunn received his B.A. in Economics from Carroll College in Helena, Montana, and he is a graduate of the New York Institute of Finance in Securities Analysis. Mr. Dunn is a member of the Twin Cities Society of Securities Analysts and the Association for Investment Management and Research ("AIMR").

Kelli K. Hill
Principal, Core Equity Team Leader
Ms. Hill will manage the Growth Fund upon inception. She is the lead portfolio manager for the core growth equity team and manages institutional portfolios, including a publicly traded mutual fund, and conducts fundamental security analysis for the team. In her research capacity, she specializes in the capital goods and technology sectors. Previously, Ms. Hill managed individual high net-worth clients. Her 13 years of investment experience includes 10 years with this firm. Ms. Hill began her career as an institutional trader at E.F. Hutton. She holds a B.A. in Economics and International Relations for the University of Southern California and is a currently a Chartered Financial Analyst Level II candidate. Ms. Hill is also the Treasurer for the San Francisco Ballet Association Encore!, and a board member for Las Casa de les Madres, the largest women's shelter in the San Francisco area.

Kenneth Lee
Principal
Mr. Lee will be responsible as portfolio manager of the Small Cap Fund upon inception. He is also generally responsible for portfolio management and fundamental security analysis on the small and mid cap growth equity team. Prior to his current position, he worked as an associate in the high-net-worth portfolio management group. He has 7 years of investment experience, including 5 years at this firm. Mr. Lee holds a B.A. in Economics and a B.A. in Organizational Studies from the University of California at Davis and is currently a Chartered Financial Analyst Level III candidate.

David L. Roberts, CFA
Mr. Roberts will be responsible as portfolio manager of the Income Equity Fund upon inception. He joins WCM for NIM, where he was Managing Director of Equities. He managed portfolios with NIM or its affiliates since 1972. Mr. Roberts receives his B.A. in Mathematics from Carroll College in Helena, Montana, and is a graduate of the New York Institute of Finance in Securities Analysis and of the National Graduate Trust School. He is a member of the Twin Cities Society of Securities Analysts and AIMR.

Thomas M. Zeifang, CFA
Mr. Zeifang will be responsible as co-manager of the Small Cap Fund upon inception. He is also responsible for fundamental security analysis on the small and mid cap growth equity team. Prior to joining the firm in 1995, he spent 3 years as an analyst at Fleet Investment Advisors and 3 years as an assistant portfolio manager at Marine Midland Bank. Mr. Zeifang holds an M.B.A. in Finance and Business Policy from the William E. Simon School of Business Administration and a B.B.A. in Finance from Saint Bonaventure University. Mr. Zeifang is a Chartered Financial Analyst and a member of AIMR.

     Administrator. The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15%, of the average daily net assets on an annual basis of each Fund.

     Distributor. Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan and
     ---------------------------
have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                      Fund                             Fee
                      ----                             ---

                                 [INSERT CHART]


     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as follows: .02% of the average daily net assets of each Fund.

     Fund Accountant. Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     Transfer and Dividend Disbursing Agent. State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [.04% of the average daily net assets of each such account on an annual basis].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Average Annual Total Return: The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

     Cumulative Total Return: In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly "Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of December 31, 1998, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately $202 billion in assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

     The Trust also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of a Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that a Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and
(iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, Wells Fargo Bank is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo Bank will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

                                 FUND EXPENSES

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of a Funds, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and

10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for Federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If a Fund invests in a

PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax Advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes.
Investors should contact their selling agents for details concerning retirement plans.

     Foreign Taxes.  Income and dividends received by the Fund from sources
     -------------
within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of a regulated investment company's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the regulated investment company will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax Advisor regarding specific questions as to Federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are four of the Funds of the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Funds' fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive rights. All shares, when issued for the consideration described in the Prospectus, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in a Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of May 25, 1999 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF JULY 31, 1999
                       --------------------------------
                                [TO BE UPDATED]

                         Name and                              Class; Type         Percentage         Percentage
     Fund                 Address                             of Ownership         of Class            of Fund
     ----                 -------                             ------------         --------            -------
ASSET
ALLOCATION

 Class A                      Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

 Class B                     Stephens Inc.                    Record                100%
                             111 Center Street
                             Little Rock, AR  72201

 Class C                     Stephens Inc.                    Record                100%
                             111 Center Street
                             Little Rock, AR  72201

 Institutional Class          Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201
GROWTH

 Class A                      Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

 Class B                      Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

 Institutional Class          Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201
INCOME EQUITY

 Class A                      Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

 Class B                      Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

 Class C                      Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

 Institutional Class          Stephens Inc.                   Record                100%
                              111 Center Street
                              Little Rock, AR  72201

                            Name and                              Class; Type         Percentage         Percentage
     Fund                    Address                             of Ownership         of Class            of Fund
     ----                    -------                             ------------         --------            -------
SMALL CAP

 Class A                      Stephens Inc.                   Record                  100%
                              111 Center Street
                              Little Rock, AR  72201

 Class B                      Stephens Inc.                   Record                  100%
                              111 Center Street
                              Little Rock, AR  72201

 Class C                      Stephens Inc.                   Record                  100%
                              111 Center Street
                              Little Rock, AR  72201

 Institutional Class          Stephens Inc.                   Record                  100%
                              111 Center Street
                              Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds
---------------

     Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate bonds are "AAA," "AA," "A" and
     ---
"BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper
--------------------------

     Moody's:  The highest rating for corporate commercial paper is "P-1"
     -------
(Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P:  The "A-1" rating for corporate commercial paper indicates that the
     ---
"degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
         Balanced Funds
       Prospectus


Growth Balanced Fund     Please read this prospectus and keep it for
                         future reference.  It is designed to provide you
Index Allocation         with important information and to help you
 Fund                    decide if a Fund's goals match your own.

LifePath Opportunity     These securities have not been approved
 Fund                    or disapproved by the Securities and
                         Exchange Commission ("SEC"), nor has
LifePath 2010 Fund       the SEC passed upon the accuracy or
                         adequacy of this Prospectus.  Any
LifePath 2020 Fund       representation to the contrary is a
                         criminal offense.
LifePath 2030 Fund
                         Fund shares are NOT deposits of Wells Fargo
LifePath 2040 Fund       Bank, N.A. ("Wells Fargo Bank") or any of its
                         affiliates.  Fund shares are NOT insured or
                         guaranteed by the U.S. Government, the
Class A, Class B and     Federal Deposit Insurance Corporation
 Class C                 ("FDIC") or any other governmental agency.
                         AN INVESTMENT IN A FUND INVOLVES
                         CERTAIN RISKS, INCLUDING POSSIBLE
                         LOSS OF PRINCIPAL.

Inside Front Cover

Table of Contents

Overview                    Objectives and Principal
                             Strategies
This section contains       Important Risks
important summary           Performance History
information about the       Summary of Expenses
Funds.

________________________________________________________________________________

The Funds                   Growth Balanced Fund
                            Index Allocation Fund
This section contains       LifePath Opportunity Fund
important information       LifePath 2010 Fund
about the individual        LifePath 2020 Fund
Funds.                      LifePath 2030 Fund
                            LifePath 2040 Fund
                            General Investment Risks
                            Organization and Management
                            of the Funds

________________________________________________________________________________

Your Investment

Turn to this section for    A Choice of Share Classes
information on how to       Reduced Sales Charges
buy and sell Fund shares.   Exchanges

                            Your Account
                            How to Buy Shares
                            Selling Shares
                            Additional Services and
                             Other Information
                            Table of Predecessor

________________________________________________________________________________

                            Glossary

                WELLS FARGO FUNDS TRUST BALANCED FUNDS OVERVIEW

Growth Balanced Fund

Objective
Seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

Principal Strategy
We divide the Fund's investments between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities.

Index Allocation Fund

Objective
Seeks to earn to earn a high level of total return, consistent with the assumption of reasonable risk.

Principal Strategy
We allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. We invest in asset classes that we believe are undervalued in order to achieve better long-term, risk-adjusted returns.

LifePath Funds

Objective
Each LifePath Fund seeks to maximize assets available for retirement or other purposes, consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizon. The Funds with shorter time horizons (LifePath Opportunity and LifePath 2010, for instance) will tend to be less risky and have lower expected returns than the Fund with longer time horizons (LifePath 2030 and LifePath 2040). Investors are encouraged to select a particular LifePath Fund based on their investment time horizon. Specifically,

 .    LifePath Opportunity Fund is managed for investors who have retired or who are planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2000.

     The Fund also may be appropriate for investors with a shorter time horizon. The Fund does not terminate in the Year 2000, but will continue with the lowest risk profile of all the LifePath Funds. It is expected that when the LifePath 2010 Fund's target date arrives, the LifePath 2010 Fund will be combined with the LifePath Opportunity Fund under the same investment strategy. The LifePath Opportunity Fund will continue to follow an asset allocation strategy that will invest approximately 20% equity securities, with the remainder in debt securities and cash.

 .    LifePath 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

 .    LifePath 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

 .    LifePath 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

 .    LifePath 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

Principal Strategy
We allocate and reallocate assets of each LifePath Fund among a wide range of U.S. and international common stocks, fixed-income securities and money market instruments according to the recommended mix suitable for each Fund's risk level.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Common Risks for the Funds

 Equity Securities. Each Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

 Debt Securities. The Funds may invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

--------------------------------------------------------------------------------
Fund                                   Specific Risks
----                                   --------------
--------------------------------------------------------------------------------
Growth Balanced Fund                   This Fund invests in smaller companies
                                       that may be more volatile than
                                       investments in larger companies. Smaller
                                       companies also may have higher failure
                                       rate than larger companies. The Fund also
                                       is subject to leverage risk, which is the
                                       risk that some small transactions may
                                       multiply smaller market movements into
                                       large changes in the Fund's net asset
                                       value. This risk may occur when the Fund
                                       borrows money or enters into transactions
                                       that have a similar effect, such as short
                                       sales and forward commitment
                                       transactions. This risk also may occur
                                       when the Fund makes investment in
                                       derivatives, such as options or futures
                                       contracts.

--------------------------------------------------------------------------------
LifePath Opportunity Fund              These Funds may incur a higher than
LifePath 2010 Fund                     average portfolio turnover ratio due to
LifePath 2020 Fund                     allocation shifts recommended by each
LifePath 2030 Fund                     Fund's investment model. Foreign
LifePath 2040 Fund                     obligations may entail additional risks.
                                       Investments in options on stock indexes
                                       depend on movements in the market in
                                       general, or price level movements for a
                                       particular index, rather than price
                                       movements for an individual issue.

--------------------------------------------------------------------------------
Index Allocation Fund                  This Fund uses an investment model that
                                       seeks undervalued asset classes. There is
                                       no guarantee that the model will make
                                       accurate determinations or that an asset
                                       class we believe is undervalued will
                                       perform as expected.
--------------------------------------------------------------------------------

Performance History
The Funds in this Prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

----------------------------------------------------------------------------
                                     All Funds      All Funds    All Funds
                                      Class A        Class B      Class C
Minimum sales charge (load)
 imposed on purchases (as
 a percentage of offering price)      4.50%          None          None
----------------------------------------------------------------------------
Maximum deferred sales
 charge (load) (as a percentage
 of purchase price)                   None/1/        5.00%         1.00%
----------------------------------------------------------------------------

_____________________
/1/ We will assess a 1.00% CDSC on Class A shares purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Annual Fund Operating Expenses (Expenses that are deducted from
 Fund Assets)

                      Growth Balanced           Index               LifePath
                           Fund            Allocation Fund      Opportunity Fund    LifePath 2010 Fund
--------------------------------------------------------------------------------------------------------
                    Class  Class  Class  Class   Class  Class  Class  Class  Class  Class  Class   Class
                      A      B      C      A       B      C      A      B      C      A      B       C
--------------------------------------------------------------------------------------------------------
Management Fees     0.80%   0.80%  0.80%  0.80%   0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80% 0.80%
--------------------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees       0.00%   0.75%  0.75%  0.00%   0.75%  0.75%  0.00%  0.75%  0.75%  0.00%  0.75% 0.75%
--------------------------------------------------------------------------------------------------------
Other Expenses/1/   0.53%   0.53%  0.53%  0.53%   0.53%  0.53%  0.53%  0.53%  0.53%  0.53%  0.53% 0.53%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
 OPERATING
 EXPENSES           1.33%   2.08%  2.08%  1.33%   2.08%  2.08%  1.33%  2.08%  2.08%  1.33%  2.08% 2.08%
--------------------------------------------------------------------------------------------------------
Fee Waivers/2/      0.03%   0.03%  0.03%  0.03%   0.03%  0.03%  0.03%  0.03%  0.03%  0.03%  0.03% 0.03%
--------------------------------------------------------------------------------------------------------
NET EXPENSES        1.30%   2.05%  2.05%  1.30%   2.05%  2.05%  1.30%  2.05%  2.05%  1.30%  2.05% 2.05%
--------------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

                    LifePath 2020 Fund    LifePath 2030 Fund    LifePath 2040 Fund
-----------------------------------------------------------------------------------
                    Class  Class  Class  Class   Class  Class  Class  Class   Class
                      A      B      C      A       B      C      A      B       C
-----------------------------------------------------------------------------------
Management Fees      0.80%  0.80%  0.80%  0.80%   0.80%  0.80%  0.80%  0.80%  0.80%
-----------------------------------------------------------------------------------
Distribution
 (12b-1) Fees        0.00%  0.75%  0.75%  0.00%   0.75%  0.75%  0.00%  0.75%  0.75%
-----------------------------------------------------------------------------------
Other Expenses/1/    0.53%  0.53%  0.53%  0.53%   0.53%  0.53%  0.53%  0.53%  0.53%
-----------------------------------------------------------------------------------
TOTAL ANNUAL FUND
 OPERATING
 EXPENSES            1.33%  2.08%  2.08%  1.33%   2.08%  2.08%  1.33%  2.08%  2.08%
-----------------------------------------------------------------------------------
Fee Waivers/2/       0.03%  0.03%  0.03%  0.03%   0.03%  0.03%  0.03%  0.03%  0.03%
-----------------------------------------------------------------------------------
NET EXPENSES         1.30%  2.05%  2.05%  1.30%   2.05%  2.05%  1.30%  2.05%  2.05%
-----------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                          Index                   LifePath
            Growth Balanced Fund     Allocation Fund          Opportunity Fund       LifePath 2010 Fund
----------------------------------------------------------------------------------------------------------
            Class  Class  Class   Class    Class   Class   Class    Class   Class    Class   Class   Class
              A      B      C       A        B       C       A        B       C        A       B       C
----------------------------------------------------------------------------------------------------------
1 YEAR
----------------------------------------------------------------------------------------------------------
3 YEARS
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
               LifePath 2020 Fund        LifePath 2030 Fund        LifePath 2040 Fund
---------------------------------------------------------------------------------------
            Class    Class    Class    Class    Class    Class   Class   Class   Class
              A        B        C        A        B        C       A       B       C
---------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


----------------------------------------------------------------------------------------------------------
                                          Index                   LifePath
            Growth Balanced Fund     Allocation Fund          Opportunity Fund      LifePath 2010 Fund
----------------------------------------------------------------------------------------------------------
            Class  Class  Class   Class    Class   Class   Class    Class   Class    Class   Class   Class
              A      B      C       A        B       C       A        B       C        A       B       C
----------------------------------------------------------------------------------------------------------
1 YEAR
----------------------------------------------------------------------------------------------------------
3 YEARS
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
               LifePath 2020 Fund        LifePath 2030 Fund        LifePath 2040 Fund
---------------------------------------------------------------------------------------
            Class    Class    Class    Class    Class    Class   Class   Class   Class
              A        B        C        A        B        C       A       B       C
---------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Funds.

Words appearing in italicized print are defined in the Glossary.

Growth Balanced Fund

Investment Objective
The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

Investment Policies
We divide the Fund's investments between fixed income securities and equity securities in verifying proportions, with an emphasis on equity securities. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in [14] core portfolios of Wells Fargo Core Trusts.

Permitted Investments
The Fund invests the equity portion of its portfolio in the [5] different equity investment core portfolios. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The Fund invests the fixed-income portion of its portfolio in [Positive Return Bond Portfolio, Strategic Value Bond Portfolio, and Managed Fixed Income Portfolio.] The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

The percentage of the Fund's assets invested in different core portfolios may temporarily deviate from the Fund's current allocation due to changes in market values. The investment advisor will effect transactions periodically to re-establish the current allocation.

As market or other conditions change, the advisor may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed-income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Advisor does not anticipate making a substantial number of percentage changes. When the Advisor believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Advisor believes that a change will be temporary (generally, three years or less), it may effect the change by using futures contracts.

Important Risk Factors
Investments in the Fund will be subject both to the risks of fixed income securities and the risks of equity securities discussed in the Summary of Important Risks on page __. You should also consider the General Investment Risks beginning on page __. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Growth Balanced Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers

[INSERT]

Index Allocation Fund

Investment Objective
The Index Allocation Fund seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

Investment Policies
We allocate and reallocate assets among common stocks, U.S. Treasury bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

Permitted Investments
We invest in the following asset classes:

 .    Stock Investments--We invest in common stocks representative of the S&P 500
     Index. We do not individually select common stock on the basis of traditional investment analysis. Instead stock investments are made according to a weighted formula intend to match the of the S&P 500 Index as closely as possible.

 .    Bond Investments--We invest in U.S. Treasury bonds representative of the
     Lehman Brothers 20+ Bond Index. Bonds on this Index will have maturities of 20 years or more; and

 .    Money Market Investments--We invest this portion of the Fund in high-
     quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal market conditions, we invest:

 .    at least 65% of assets in stocks representative of the S&P 500 Index, the
     Lehman Brothers 20+ Bond Index or a combination of both;

 .    in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and Interest Rate Futures contracts as a substitute for a comparable market position in stocks;

 .    in interest rate and Index Swaps; and

 .    up to 25% of total assets in obligations of foreign banks qualifying as money market investments.

We manage the allocation of investments in the Fund's portfolio based on the assumption that the Fund's "normal" allocation is 100% stocks and no bonds. This is not a "target" allocation but rather a measure of the level of risk tolerance for the Fund.

We are not required to keep a minimum investment in any of the three asset classes, nor are we prohibited from investing substantially all of our assets in a single class. The asset allocation may shift as any time. In addition, we may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, repurchase agreements and other short-term investments, to maintain liquidity or when we believe it is in the best interest of shareholders to do so.

Important Risk Factors
There is no guarantee that securities selected as "undervalued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

You should consider the Summary of Important Risks on page [__], the General Investment Risks beginning on page [__], and the specific risks listed above. They are all important to your investment choice.

Additional Fund Facts
Barclays Global Fund Advisors, as the sub-advisor, uses a proprietary investment model that analyzes extensive financial data from numerous sources and recommends a portfolio allocation for the Fund. The model incorporates assumptions for expected risks and returns and investor attitudes for risk. The model is run daily and recommendations are made in 5% increments. No person is primarily responsible for recommending either the asset mix or the mix of securities within a class. The Fund is not designed to profit from short-term market changes. Instead, it is designed for investors with investment horizons of three to five years. We allocate investments among the asset classes described above. The Fund does not attempt to replicate the performance of a single index and is not an index fund.

LifePath Funds

Investment Objective
Each LifePath Fund seeks to maximize assets available for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons.

Investors are encouraged to select a particular LifePath Fund based on their investment time horizon. Specifically,

 .    LifePath Opportunity Fund is managed for investors who have retired or who are planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2000.

     The Fund also may be appropriate for investors with a shorter time horizon. The Fund does not terminate in the Year 2000, but will continue with the lowest risk profile of all the LifePath Funds. It is expected that when the LifePath 2010 Fund's target date arrives, the LifePath 2010 Fund will be combined with the LifePath Opportunity Fund under the same investment strategy. The LifePath Opportunity Fund will continue to follow an asset allocation strategy that will invest approximately 20% equity securities, with the remainder in debt securities and cash.

 .    LifePath 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

 .    LifePath 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

 .    LifePath 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

 .    LifePath 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

Investment Policies
Each LifePath Fund holds stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive strategy. The strategies go further, allocating assets among indexes and sub-categories within various investment classes. Some of the sub-categories are well-known broad-based market indexes, such as the S&P 500 Index of large-company stocks, and others were specifically created to reflect a particular market segment. This broad diversification is designed to produce the highest expected returns for a given level of risk.

The LifePath Funds were the first Funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed-income securities than short-term goals. The allocation of each Fund gradually grows more conservative as the year in the Fund's title approaches. You are encouraged to choose the LifePath Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares. Keep in mind, however, that the year in each Fund's title also serves as a guide to the relative aggressiveness of each Fund, where the LifePath 2040 Fund has the most aggressive asset allocation and the LifePath Opportunity Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Life Path 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive LifePath Fund for a near-term investment goal.

We allocate and reallocate assets among a wide range of U.S. and international common stocks, fixed-income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal conditions, the LifePath Opportunity Fund will typically invest 80% of its assets in fixed-income classes and up to 20% in equities as it seeks stable income production and reduced volatility. The more aggressive Funds may invest in up to 100% stocks, but as their title year approaches, their allocation will increasingly resemble the current allocation of the LifePath Opportunity Fund.

The LifePath Opportunity Fund will not terminate when it reaches the year 2000. Instead, the Fund will enter its "post target" strategy during which it will seek to maximize total return consistent with assuming the lowest risk of any LifePath series. The Fund will continue to follow an asset allocation strategy among three broad investment classes: equity and debt securities of domestic and foreign issuers and cash in the form of money market instruments. However, unlike the remaining LifePath Funds with target dates, during its post target strategy the LifePath Opportunity Fund will no longer reduce its investment risk through time. Instead, the Fund is expected to have a long-term average mix of approximately 20% equity securities, with the remainder in debt securities and cash. In the same manner as all LifePath Funds, the LifePath Opportunity Fund will continue to employ a tactical asset allocation component, which will alter the investment mix to account for changing expected risks and opportunities. When other LifePath Funds reach their target date, it is expected that shareholders will be asked to approve combining such Funds with the LifePath Opportunity Fund.

Asset Allocation Decisions
In buying securities for each Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment advisor, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to each index appropriate for each individual Fund. Where possible, the Funds buy all the securities that comprise the index. If the index includes too many securities to buy them all, the Funds buy a representative sample. The Funds seek to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual under-performing securities investments nor do they try to pick individual investments that might outperform the index.

This strategy stems from the belief that asset allocation decisions -- which index or investment category you choose -- matter more to overall investment performance than individual security selection -- which stock or bond you choose.

Risk Tolerance
Two general rules of investing have shaped the Funds' strategies:

 .    Higher investment returns usually go hand-in-hand with higher risk; put another way, the greater its potential for loss. Historically, for example, stocks have out performed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

 .    The longer an investors' time horizon, the greater their risk tolerance;
     their investments have more time to recoup their losses.

The LifePath Funds with longer time horizons take more risks. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduce the level of risk. This systematic shift toward more stable investments should help secure the value of your LifePath investment as the time nears for you to begin drawing on it.

BGFA does not limit the analysis to long-term expectations. The Funds also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the Funds will not allocate as much of their assets to it as it otherwise might. Conversely, the Funds may reduce their allocation, even when risks have not increased, because its expected return has fallen. This usually happens because prices in a market have risen so high that the potential for further gains appears limited.

Model-Driven Decisions
The Fund's assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such models.

After a Fund Reaches its Time Horizon
By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 20% of the Fund's assets will be invested in stocks, with the rest in bonds and money market instruments.

Permitted Investments
We do not select individual securities based on traditional investment analysis. Instead, we allocate investments across as many as 17 asset classes, as represented by the indexes listed below and money market instruments.

We use a statistical method known as "sampling" in order to try to recreate the total return of the following stock indexes as closely as possible:

 .    The S&P/BARRA Value Stock Index, which consists primarily of large-
     capitalization of U.S. stocks with lower than average price-to-book ratios;

 .    The S&P/BARA Growth Stock Index, which consists primarily of large-
     capitalization U.S. stocks with higher than average price-to-book ratios;

 .    The Intermediate Capitalization Value Index, which consists primarily of medium-capitalization U.S. stocks with lower than average price-to-book ratios;

 .    The Intermediate Capitalization Growth Index, which consists primarily of medium-capitalization U.S. stocks with higher than average price-to-book ratios;

 .    The Intermediate Capitalization Utility Stock Index, which consists primarily of medium-capitalization U.S. utility stocks;

 .    The Micro Capitalization Market Index, which consists primarily of small-
     capitalization U.S. stocks;

 .    The Small Capitalization Growth Stock Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to-book ratios;

 .    The Small Capitalization Growth Stock Index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;

 .    The Morgan Stanley Capital International Japan Index, consisting primarily of large-capitalization Japanese stocks; and

 .    The Morgan Stanley Capital International Europe, Australia, Far East ex-
     Japan Index, consisting primarily of non-Japanese foreign stocks.

We seek exposure to the U.S. fixed-income markets by investing in securities representative of the following indexes:

 .    The Lehman Brothers Long-Term Government Bond Index, which consists of all
     U.S. Government bonds with maturities of at least ten years;

 .    The Lehman Brothers Intermediate-Government Bond Index, which consists of all U.S. Government bonds with maturities of less than ten years but more than one year;

 .    The Lehman Brothers Long-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of at least ten years;

 .    The Lehman Brothers Intermediate-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of less than ten years but more than one year;

 .    The Lehman Brothers Mortgage-Backed Securities Index, which consists of all fixed-coupon mortgage pass-throughs issued by or backed by the U.S. Government or its agencies.

We seek foreign debt market exposure through investment in securities representative of the Solomon Brothers Non-U.S. World Government Bond Index, which consists of a range of foreign government bonds with maturities of greater than one year.

We also invest in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

We may also invest in stocks of U.S. and foreign issuers not included in the indexes listed above. Foreign equity exposure may be through stocks purchased on foreign exchanges or through American Depository Receipts or similar instruments sold on U.S. exchanges.

In addition, under normal market conditions, we may invest:

 .    in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks; and

 .    in interest rate and index swaps.

We are not required to keep a minimum investment in any of the asset classes, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time. As part of our investment strategy, we may invest varying portions of our assets in money market instruments. In addition, we may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, repurchase agreements and other short-term investments, to maintain liquidity or when we believe it is in the best interest of shareholders to do so. Each Fund is a diversified portfolio.

Important Risk Factors
We may incur a higher than average portfolio turnover ratio due to allocation shifts recommended by the investment model. Foreign obligations may entail additional risks. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Additional Fund Facts
The allocations across asset classes are recommended by a proprietary investment model that analyzes extensive financial and economic data, including relative risk and return statistics. We have broad latitude in allocating the Fund's investments and in refining the model. No person is primarily responsible for recommending either the asset mix or the mix of securities within a class. We may invest in fewer asset classes than listed above, particularly for any Fund with less than $150 million in total assets.

Master Feeder Structure
Each LifePath Fund invests all of its assets in a corresponding Master Portfolio of Master Investment Portfolio that have substantially similar investment objectives as the Fund. BGFA serves as Advisor to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    The Funds that invest in smaller companies, foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. Except with respect to money market Funds, to the extent a Fund's assets are so invested, they may cause a Fund to not achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.

 .    The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

 .    The market value of lower-rated debt securities and unrated securities of comparable quality that the Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice such as lending portfolio securities or engaging in forward commitments or when-issue securities transactions may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security and reduce a portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

These investment practices and risks are common to all the Funds:

---------------------------------------------------------------------------------------
Investment Practice                                          Risk
---------------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either     Interest Rate and
on a schedule or when an index or benchmark changes.         Credit Risk
---------------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees to    Credit and
buy back a security at an agreed upon time and price,        Counter-Party Risk
usually with interest.
---------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual         Market Risk
fund. A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
---------------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a         Information, Political,
foreign government in the form of an American                Regulatory,
Depositary Receipt or similar instrument.                    Diplomatic, Liquidity
                                                             and Currency Risk
---------------------------------------------------------------------------------------

Privately Issued Securities
Securities that are not publicly traded but which may or     Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
---------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers       Credit, Counter-Party
and financial institutions to increase return on those       and Leverage Risk
securities. Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
---------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary               Leverage Risk
purposes to meet shareholder redemptions.
---------------------------------------------------------------------------------------
Illiquid Securities                                          Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price. Limited to 15% of total assets (10% for money
market funds).
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Investment Practice                                         Risk
---------------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a security    Credit, Information
or cash payment depending on the security's price or the    and Liquidity Risk
performance of an index or benchmark. Types of options
used may include: options on securities, options on a
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.
---------------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
Delayed Delivery Transactions                               Interest Rate,
Securities bought or sold for delivery at a later date      Leverage, Credit and
or bought or sold for a fixed price at a fixed date.        Experience Risk
---------------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional            Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage      Prepayment and
loans, car loans, credit card debt, or receivables held     Experience Risk
in trust.
---------------------------------------------------------------------------------------
High Yield Securities
Debt securities of lower quality that produce generally     Interest Rate and
higher rates of return. These securities, also known as     Credit Risk
"junk bonds", tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience interest and/or principal
 defaults.
---------------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future             Interest Rate Risk
payments of interest or a future payment of
principal, but not both. These securities tend to have
greater interest rate sensitivity than conventional debt
---------------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of a larger       Credit Risk
loan made by a bank. Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
---------------------------------------------------------------------------------------

                     -------------------------------------
                        FUND BY FUND RISK GRID INSERTED
                                     HERE
                     -------------------------------------

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Each Fund is one of over 60 Funds of Wells Fargo Funds Trust (the "Trust"), an open-end management investment company. The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each predecessor Fund will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the Stagecoach and Norwest predecessors to the Funds.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

--------------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------------
                         Supervises the Funds' activities
--------------------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
--------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                       Norwest Bank Minnesota, N.A.
525 Market St., San Francisco, CA            6th & Marquette, Minneapolis, MN
Manages the investment activities of the     (All Funds except Index Allocation Fund)
Growth Balanced and Index Allocation Funds

Barclays Global Fund Advisors                Barclays Global Investors, N.A.
45 Fremont Street                            45 Fremont St., San Francisco, CA
San Francisco, CA                            (Index Allocation Fund only)
Manages the investment activities of
the LifePath Funds                           Provide safekeeping for the Funds' assets
 -------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------------
                                Barclays Global
                                 Fund Advisors
                               45 Fremont Street
                               San Francisco, CA
                         (Index Allocation Fund Only)
 -------------------------------------------------------------------------------------
                                                                    SHAREHOLDER
                                             TRANSFER               SERVICING
   DISTRIBUTOR        ADMINISTRATOR           AGENT                  AGENTS
 -------------------------------------------------------------------------------------
Stephens Inc.        Wells Fargo Bank, N.A.   BFDS, Inc.             Various Agents
111 Center St.       525 Market St.           Two Heritage Drive
Little Rock, AR      San Francisco, CA        Quincy, MA
Markets the Funds,   Manages the              Maintains records      Provide
distributes shares,  Funds' business          of shares and          services to
and manages the      activities               supervises the         customers
Funds' business                               paying of dividends
activities
--------------------------------------------------------------------------------------
                    FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------------
                                    SHAREHOLDERS
--------------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisors
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the Advisor for Growth Balanced and Index Allocation Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing investment advisory services to the Index Allocation Fund, Wells Fargo is entitled to receive a fee of .80% of the Fund's average annual net assets.

The Growth Balanced Fund is a gateway Fund that invests in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of .25% of the Fund's average annual net assets for providing advisory services, including the determination of the asset allocations of the Fund's investments in various core portfolios. Wells Fargo Bank also acts as the Advisor to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of the Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios. The chart below lists the advisory fees charged at the core level for each core portfolio in which the Fund invests.

     ---------------------------------------------------------------------
                             GROWTH BALANCED FUND
     ---------------------------------------------------------------------
     Core Portfolio                    Advisory Fee       Sub-Advisor
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the advisor for the LifePath Master Portfolios of Master Investment Portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of January 31, 1999, BGFA managed or provided investment advice for assets aggregating in excess of $27 billion. For providing advisory services to each LifePath Master Portfolio, BGFA is entitled to receive a fee of .55% of each Master Portfolio's average annual net assets.

The Sub-Advisor
BGFA is the sub-advisor for the Index Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors. For providing administration services Wells Fargo Bank is entitled to receive a fee of .15% of each Fund's average annual net assets.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. All Class A, Class B and Class C shares of the Funds will have a shareholder servicing fee of .25%.

A Choice of Share Classes
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:
 .    Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.
 .    Class B Shares - with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.
 .    Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the Net Asset Value ("NAV") plus the applicable sales charge. The money market funds listed in this prospectus do not impose sales charges on the purchase of Class A shares. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

-----------------------------------------------------------------------------------------
                   CLASS A SHARES LISTED IN THIS PROSPECTUS
                   HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------
                          FRONT-END SALES      FRONT-END SALES           DEALER
                            CHARGE AS %          CHARGE AS %            ALLOWANCE
      AMOUNT              OF PUBLIC            OF NET AMOUNT           AS % OF PUBLIC
   OF PURCHASE            OFFERING PRICE        INVESTED               OFFERING PRICE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Less than $50,000           5.75%                6.10%                     5.00%
-----------------------------------------------------------------------------------------
$50,000 to $99,999          4.75%                4.99%                     4.00%
-----------------------------------------------------------------------------------------
$100,000 to $249,999        3.75%                3.90%                     3.00%
-----------------------------------------------------------------------------------------
$250,000 to $499,999        2.75%                2.83%                     2.25%
-----------------------------------------------------------------------------------------
$500,000 to $999,999        2.00%                2.04%                     1.75%
-----------------------------------------------------------------------------------------
$1,000,000 and over1        0.00%                0.00%                     1.00%
-----------------------------------------------------------------------------------------

/1/We will assess a 1.00% CDSC on Class A shares purchases of $1,000,000 or more or if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:


--------------------------------------------------------------------------------------------------
                       CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                           THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------------------------
REDEMPTION   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
WITHIN
--------------------------------------------------------------------------------------------------
             5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A Shares
--------------------------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares received in the reorganization of the Stagecoach Funds are subject to the above CDSC schedule based on the purchase date(s) of the Stagecoach shares, and such shares convert to Class A shares automatically after six years.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

 ---------------------------------------------------------------------------------------------------------
                    CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES
                            PURCHASED PRIOR TO MARCH 3, 1997 HAVE
                            THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------------------------------------------------------------------------------------
REDEMPTION               1 YEAR        2 YEARS       3 YEARS       4 YEARS       5 YEARS       6 YEARS
WITHIN
----------------------------------------------------------------------------------------------------------
CDSC                     3.00%         2.00%         1.00%         1.00%         0.00%         0.00%
----------------------------------------------------------------------------------------------------------

Class B shares received in the reorganization of the Norwest Advantage Funds, are subject to the following sales charge schedules on the exchanged shares:

--------------------------------------------------------------------------------------------------
Norwest Advantage Equity Funds
--------------------------------------------------------------------------------------------------
REDEMPTION           1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
WITHIN
--------------------------------------------------------------------------------------------------
                     4.0%    3.0%      3.0%      2.0%      2.0%      1.0%      0.0%      A Shares
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Norwest Advantage Income Funds
--------------------------------------------------------------------------------------------------
REDEMPTION                    1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
WITHIN
--------------------------------------------------------------------------------------------------
                                  3.0%      2.0%      2.0%      1.0%      0.0%      0.0%  A Shares
--------------------------------------------------------------------------------------------------

The above-described schedules for shares of the former Stagecoach Funds and Norwest Advantage Funds do not apply for any new shares purchased. If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain these CDSC schedules on your exchanged shares. Additional shares purchased will age at the higher CDSC schedule.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions:

 .    You pay no sales charges on Fund shares you buy with reinvested distributions.
 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
 .    By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
 .    Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Funds Trust front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.
 .    If you are reinvesting the proceeds of a Wells Fargo Funds redemption for shares on which you have already paid a front-end sales charge, you have [120 days] to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.
 .    You may reinvest into a Stagecoach Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;
 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or
 .    the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $50,000, then 4.00% on the next $49,999!

Class B and Class C Share CDSC Reductions:
 .    You pay no CDSC on Funds shares you purchase with reinvested distributions.
 .    We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
 .    We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
 .    We waive Class C share CDSC for certain types of accounts.

For Class B shares purchased [outside of an IRA] or other qualified plan after May 18, 1999 for former Norwest Advantage Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and after September 17, 1999 for all other shareholders, no CDSC is imposed on withdrawals that occur under the following circumstances:
 .    Withdrawals are made by participating in the Systematic Withdrawal Plan;
 .    Withdrawals may not exceed 10% of your fund assets annually based on your anniversary date in the Systematic Withdrawal Plan; and
 .    you must participate in the dividend and capital gain reinvestment program.

Waiver for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:
 .    Current and retired employees, directors and officers of:
     .    Wells Fargo Funds and its affiliates;
     .    Wells Fargo Bank and their affiliates;
     .    Stephens and its affiliates; and
     .    Broker-Dealers who act as selling agents.
 .    [The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director of officer.]

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted Distribution Plans pursuant to Rule 12b-1 for the Class A, Class B and Class C shares of the Funds. The plans authorize the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The fees paid under these plans are as follows:

------------------------------------------------------------------------------------
FUND                                           Class A       Class B       Class C
------------------------------------------------------------------------------------
Growth Balanced Fund                             N/A           .75%          .75%
------------------------------------------------------------------------------------
Index Allocation Fund                            N/A           .75%          .75%
------------------------------------------------------------------------------------
LifePath Opportunity Fund                        .25%          .75%          .75%
------------------------------------------------------------------------------------
LifePath 2010 Fund                               .25%          .75%          .75%
------------------------------------------------------------------------------------
LifePath 2020 Fund                               .25%          .75%          .75%
------------------------------------------------------------------------------------
LifePath 2030 Fund                               .25%          .75%          .75%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
LifePath 2040 Fund                               .25%          .75%        .75%
------------------------------------------------------------------------------------

Reduced Sales Charges (Cont'd)

These fees are paid out of the Funds' assets on an on-going basis. Overtime, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Exchanges

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges between Class B shares and the Wells Fargo Money Market Fund
     Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may make exchanges between like share classes. You may also exchange from Class A or Class C shares to any non-institutional money market fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
 .    We process requests to buy or sell shares of the funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .    The funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You can buy Fund shares:
 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo application with proper payment);
 .    Through a brokerage account with an approved selling agent; or
 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 .    $1,000 per Fund minimum initial investment;/1/ or
 .    $100 per Fund if you use the Systematic Purchase Program; and
 .    $100 per Fund for all investments after your first.

/1/ [Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.]

     We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------------
Complete a Wells Fargo Funds application. Be sure to
indicatethe Fund name and the share class into which you
intend to invest. Failure to complete an application
properly mayresult in a delay in processing your request.   Mail to:
--------------------------------------------------------
Enclose a check for at least $1,000 made out in the full    Wells Fargo Funds Trust
name and share class of the Fund. "Growth Balanced          PO Box 8266
Fund, Class B."                                             Boston, MA
                                                            02266-8266

--------------------------------------------------------
You may start your account with $100 if you elect the
Systematic  Purchase Plan option on the application.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------------
Make a check payable to the full name and share class of     Mail to:
your Fund for at least $100.  Be sure to write your          Wells Fargo Funds Trust
account  number  on the check as well.                       PO Box 8266
                                                             Boston, MA
--------------------------------------------------------
Enclose the payment stub/card from your statement if
available.                                                   02266-8266
--------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
---------------------------------------------------------------------------------------------
If you do not currently have an account, complete a Wells Fargo    Mail application to:
Funds application.  You must wire at least $1,000.  Be sure to     Wells Fargo Funds Trust
indicate the Fund name and the share class into which you          P.O. Box 8266
intend to invest.                                                  Boston, MA
                                                                   02266-8266
-----------------------------------------------------------------
Mail the completed application.                                    or Fax application to:
-----------------------------------------------------------------
You may also fax the completed application (with original to       1-617-483-5765
follow).  You must first call BFDS at 1-800-222-8222 to notify them of an incoming wire trade.
-----------------------------------------------------------------
                                                                   Wire money to:
                                                                   Wells Fargo Funds Trust
                                                                   c/o State Street Bank
                                                                   & Trust
                                                                   Boston, MA

                                                                   Bank Routing Number:
                                                                   ABA 011 000028

                                                                   Wire Purchase Account
                                                                   Number:
                                                                   9905-437-1

                                                                   Attention:
                                                                   Wells Fargo Funds (Name
                                                                   of Fund and Share Class)

                                                                   Account Name:
                                                                   (Registration Name
                                                                   Indicated on Application)
                                                                   -------------------------

---------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
---------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100 according to   Wire to:
the instructions given to the right.  Be sure to have the          Wells Fargo Funds Trust
wiring bank include your current account number and the name       c/o State Street Bank
your account is registered in.                                     & Trust
                                                                   Boston, MA
 ---------------------------------------------------------------
                                                                   Bank Routing Number:
                                                                   ABA 011 000028

                                                                   Wire Purchase Account
                                                                   Number:
                                                                   9905-437-1

                                                                   Attention:
                                                                   Wells Fargo Funds (Name
                                                                   of Fund and Share Class)

                                                                   Account Name:
                                                                   (Registration Name
                                                                   Indicated on Application)
                                                                   ---------------------------

-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Trust Account.
-----------------------------------------------------------------    Call:
Call Investor Services and instruct the representative to either:    1-800-222-8222
 .  transfer at least $1,000 from a linked settlement account, or
 .  exchange at least $1,000 worth of shares from an existing
 Wells Fargo Fund.  Please see "Exchanges" for special rules.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:    Call:
 .  transfer at least $100 from a linked settlement account, or       1-800-222-8222
 .  exchange at least $100 worth of shares from another Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
----------------------------------------------------------------------------------------------------
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption ??? wish to receive (or write
"Full Redemption").
------------------------------------------------------------------------
Make sure all the account owners sign the request.
------------------------------------------------------------------------
You may request that redemption proceeds be sent to you by                 Mail to:
check, by ACH transfer into a bank account, or by wire. Please             Wells Fargo Funds Trust
call Investor Services regarding requirements for linking bank             PO Box 8266
accounts or for wiring funds. We reserve the right to charge a             Boston, MA
fee for wiring funds although it is not currently our practice             02266-8266
to do so.
------------------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000. You can get a signature guarantee at financial
institutions such as a bank or brokerage house. We do not
accept notarized signatures.
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least $100.
Be prepared to provide your account number and Taxpayer
Identification Number.
----------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
----------------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by wire.
Please call Investor Services regarding requirements for
bank accounts or for wiring funds.  We reserve the
right to charge a fee for wiring funds although it is not             Call:
currently our practice to do so.                                      1-800-222-8222
----------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or
subsequently in writing.
----------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account.
We will not be liable for any losses incurred if we follow
telephone instructions we reasonably believe to be genuine.
----------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
-------------------------------------------------------------------------------
We determine the NAV each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time)/3:00 P.M. (Central time). If any of the markets for the Funds close early, the Funds may close early, and may value their shares at earlier times under these circumstances.
-------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
-------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
-------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
-------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
-------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
-------------------------------------------------------------------------------

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 .    Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

     .    must have a Fund account value at $10,000 or more;
     .    must have your distributions reinvested; and
     .    may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus pay dividends periodically and make capital gains distributions annually. The Funds pay any dividends quarterly.

We offer the following distribution options:

 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

Table of Predecessors
The Funds in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the Funds' Stagecoach and Norwest Advantage predecessor Funds.

   -------------------------------------------------------------------------
   WELLS FARGO                        PREDECESSOR
   FUNDS TRUST                        FUND
   -------------------------------------------------------------------------
   Growth Balanced Fund               Norwest Advantage Growth Balanced Fund
   -------------------------------------------------------------------------
   Index Allocation Fund              Stagecoach Index Allocation Fund
   -------------------------------------------------------------------------
   LifePath Opportunity Fund          Stagecoach LifePath Opportunity Fund
   -------------------------------------------------------------------------
   LifePath 2010 Fund                 Stagecoach LifePath 2010 Fund
   -------------------------------------------------------------------------
   LifePath 2020 Fund                 Stagecoach LifePath 2020 Fund
   -------------------------------------------------------------------------
   LifePath 2030 Fund                 Stagecoach LifePath 2030 Fund
   -------------------------------------------------------------------------
   LifePath 2040 Fund                 Stagecoach LifePath 2040 Fund
   -------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.


Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Dollar Rolls
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Quantitatively Measured Risk
Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Time Horizon
An investments time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants
The right to buy a stock at a set price for a set time.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Bonds
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:
Call 1-800-222-8222, or
Write to:

[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

                         ---------------------------------------------------
ICA Reg. No. 811-09253    not fdic insured-no bank guarantee-may lose value     WFFT B P (8/99)
                         ---------------------------------------------------

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
           Balanced Funds
       Prospectus


Aggressive Balanced-     Please read this prospectus and keep it for
 Equity Fund             future reference.  It is designed to provide you
                         with important information and to help you
Growth Balanced Fund     decide if a Fund's goals match your own.

LifePath Opportunity     These securities have not been approved
 Fund                    or disapproved by the Securities and
                         Exchange Commission ("SEC"), nor
LifePath 2010 Fund       has the SEC passed upon the accuracy
                         or adequacy of this Prospectus.  Any
LifePath 2020 Fund       representation to the contrary is a
                         criminal offense.
LifePath 2030 Fund

LifePath 2040 Fund
                         Fund shares are NOT deposits of Wells Fargo
Moderate Balanced        Bank, N.A. ("Wells Fargo Bank") or any of its
Fund                     affiliates.  Fund shares are NOT insured or
                         guaranteed by the U.S. Government, the
Institutional Class      Federal Deposit Insurance Corporation
                         ("FDIC") or any other governmental agency.
                         AN INVESTMENT IN A FUND INVOLVES
                         CERTAIN RISKS, INCLUDING POSSIBLE
                         LOSS OF PRINCIPAL.

Inside Front Cover

Table of Contents

Overview                   Objectives and Principal
                             Strategies
This section contains      Important Risks
important summary          Performance History
information about the      Summary of Expenses
Funds.


------------------------------------------------------------------

The Funds                  Aggressive Balanced-Equity Fund
                           Growth Balanced Fund
This section contains      Index Allocation Fund
important information      LifePath Opportunity Fund
about the individual       LifePath 2010 Fund
Funds.                     LifePath 2020 Fund
                           LifePath 2030 Fund
                           LifePath 2040 Fund
                           Moderate Balanced Fund
                           General Investment Risks
                           Organization and Management
                            of the Funds


------------------------------------------------------------------

Your Investment

Turn to this section for   Your Account
information on how to      How to Buy Shares
open and maintain          Selling Shares
your account, including    Exchanges
how to buy, sell and
exchange Fund shares.      Additional Services and
                             Other Information
                           Table of Predecessors

------------------------------------------------------------------

                                   Glossary

WELLS FARGO FUNDS TRUST BALANCED FUNDS OVERVIEW

Aggressive Balanced-Equity Fund

Objective
Seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

Principal Strategy
We divide the Fund's investment between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities.

Growth Balanced Fund

Objective
Seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

Principal Strategy
We divide the Fund's investment between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities.

LifePath Funds

Objective
Each LifePath Fund seeks to maximize assets available for retirement or other purposes, consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizon. The Funds with shorter time horizons (LifePath Opportunity and LifePath 2010, for instance) will tend to be less risky and have lower expected returns than the Fund with longer time horizons (LifePath 2030 and LifePath 2040). Investors are encouraged to select a particular LifePath Fund based on their investment time horizon. Specifically,

 .    LifePath Opportunity Fund is managed for investors who have retired or who are planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2000.

     The Fund also may be appropriate for investors with a shorter time horizon. The Fund does not terminate in the Year 2000, but will continue with the lowest risk profile of all the LifePath Funds. It is expected that when the LifePath 2010 Fund's target date arrives, the LifePath 2010 Fund will be combined with the LifePath Opportunity Fund under the same investment strategy. The LifePath Opportunity Fund will continue to follow an asset allocation strategy that will invest approximately 20% equity securities, with the remainder in debt securities and cash.

 .    LifePath 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.
 .    LifePath 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.
 .    LifePath 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.
 .    LifePath 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

Principal Strategy
We allocate and reallocate assets of each LifePath Fund among a wide range of U.S. and international common stocks, fixed-income securities and money market instruments according to the recommended mix suitable for each Fund's risk level.

Moderate Balanced Fund

Objective
Seeks to provide a combination of current income and capital appreciation by diversifying investment in stocks, bonds and other fixed income investments.

Principal Strategy
We invest in an evenly balanced mix of fixed income and equity securities.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Common Risks for the Funds

 Equity Securities. Each Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

 Debt Securities. The Funds may invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

-------------------------------------------------------------------------------
Fund                                   Specific Risks

------------------------------------------------------------------------------
Aggressive Balanced-Equity Fund        These Funds invest in smaller companies
Growth Balanced Fund                   that may be more volatile than
Moderate Balanced Fund                 investments in larger companies. Smaller
                                       companies also may have higher failure
                                       rate than larger companies. The Funds
                                       also are subject to leverage risk, which
                                       is the risk that some small transactions
                                       may multiply smaller market movements
                                       into large changes in the Fund's net
                                       asset value. This risk may occur when a
                                       Fund borrows money or enters into
                                       transactions that have a similar effect,
                                       such as short sales and forward
                                       commitment transactions. This risk also
                                       may occur when a Fund makes investment in
                                       derivatives, such as
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund                                 Specific Risks

--------------------------------------------------------------------------------
                                     options or futures contracts.
--------------------------------------------------------------------------------
LifePath Opportunity Fund            These Funds may incur a higher than average
LifePath 2010 Fund                   portfolio turnover ratio due to allocation
LifePath 2020 Fund                   shifts recommended by each Fund's
LifePath 2030 Fund                   investment model. Foreign obligations may
LifePath 2040 Fund                   entail additional risks. Investments in
                                     options on stock indexes depend on
                                     movements in the market in general, or
                                     price level movements for a particular
                                     index, rather than price movements for an
                                     individual issue.
--------------------------------------------------------------------------------

Summary of Expenses

 Shareholder Fees
 These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.


----------------------------------------------------------------------------

                                                     All Funds
                                                     Institutional Class
----------------------------------------------------------------------------
 Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                                   None
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)
   (as a percentage of purchase price)               None
----------------------------------------------------------------------------


Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------------------
                      Aggressive
                       Balanced                             LifePath
                         Fund         Growth Balanced   Opportunity Fund    LifePath 2010
--------------------------------------------------------------------------------------------
Management Fees           0.80%          0.80%               0.80%                0.80%
--------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees             0.00%          0.00%               0.00%                0.00%
--------------------------------------------------------------------------------------------
Other Expenses/1/         0.28%          0.28%               0.28%                0.28%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES               1.08%          1.08%               1.08%                1.08%
--------------------------------------------------------------------------------------------
Fee Waivers/2/            0.03%          0.03%               0.03%                0.03%
--------------------------------------------------------------------------------------------
NET EXPENSES              1.05%          1.05%               1.05%                1.05%
--------------------------------------------------------------------------------------------

 /1/  Other expenses are based on estimated amounts for the current fiscal year.

 /2/ Fee waivers are contractual and apply for one year from closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.


--------------------------------------------------------------------------------------------
                    LifePath 2020    LifePath 2030    LifePath 2040       Moderate
                         Fund            Fund             Fund          Balanced Fund
--------------------------------------------------------------------------------------------
Management Fees          0.80%          0.80%               0.80%                0.80%
--------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees            0.00%          0.00%               0.00%                0.00%
--------------------------------------------------------------------------------------------
Other Expenses/1/        0.28%          0.28%               0.28%                0.28%
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES              1.08%          1.08%               1.08%                1.08%
--------------------------------------------------------------------------------------------
Fee Waivers/2/           0.03%          0.03%               0.03%                0.03%
--------------------------------------------------------------------------------------------
NET EXPENSES             1.05%          1.05%               1.05%                1.05%
--------------------------------------------------------------------------------------------

 /1/  Other expenses are based on estimated amounts for the current fiscal year.

 /2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

 Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-------------------------------------------------------------------------------------------
               Aggressive
                Balanced-       Growth Balanced          LifePath
               Equity Fund           Fund            Opportunity Fund    LifePath 2010 Fund
-------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------


              LifePath 2020                                              Moderate Balanced
                  Fund         LifePath 2030 Fund   LifePath 2040 Fund          Fund
-------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


               Aggressive
                Balanced-        Growth Balanced         LifePath
               Equity Fund             Fund          Opportunity Fund    LifePath 2010 Fund
-------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------


              LifePath 2020                                              Moderate Balanced
                  Fund         LifePath 2030 Fund   LifePath 2040 Fund          Fund
-------------------------------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Aggressive Balanced-Equity Fund

Investment Objective
The Aggressive Balanced-Equity Fund seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

Investment Policies
We divide the Fund's investments between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in [14] core portfolios of Wells Fargo Core Trusts.

Permitted Investments
The equity portion of the Fund's portfolio uses the 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses 3 or 4 different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund.

The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The investment advisor will effect transactions periodically to reestablish the current allocation.

As market or other conditions change, the investment advisor may attempt to enhance the returns of the Fund by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the investment advisor does not anticipate making a substantial number of percentage changes. When the investment advisor believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the investment advisor believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.

Important Risk Factors
Investments in the Fund will be subject both to the risks of debt securities and the risks of equity securities discussed in the Summary of Important Risks on page ___. You should also consider the General Investment Risks beginning on page ___. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Aggressive Balanced-Equity Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment of the core portfolios in which it invests.

Portfolio Managers
[to be inserted]

Growth Balanced Fund

Investment Objective
The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

Investment Policies
We divide the Fund's investments between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in [14] core portfolios of Wells Fargo Core Trusts.

Permitted Investments
The Fund invests the equity portion of its portfolio in the 5 different equity investment core portfolio. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The Fund invests the fixed-income portion of its portfolio in [Positive Return Bond Portfolio, Strategic Value Bond Portfolio, and Managed Fixed Income Portfolio.] The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

The percentage of the Fund's assets invested in different core portfolios may temporarily deviate from the Fund's current allocation due to changes in market values. The investment advisor will effect transactions periodically to re-establish the current allocation.

As market or other conditions change, the investment advisor may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed-income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Advisor does not anticipate making a substantial number of percentage changes. When the Advisor believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Advisor believes that a change will be temporary (generally, three years or less), it may effect the change by using futures contracts.

Important Risk Factors
Investments in the Fund will be subject both to the risks of debt securities and the risks of equity securities discussed in the Summary of Important Risks on page ___. You should also consider the General Investment Risks beginning on page ___. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Growth Balanced Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investment of the core portfolios in which it invests.

Portfolio Managers
[to be inserted]

The LifePath Funds

Investment Objective
Each LifePath Fund seeks to maximize assets available for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons.

Investors are encouraged to select a particular LifePath Fund based on their investment time horizon. Specifically:

 .    LifePath Opportunity Fund is managed for investors who have retired or who are planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2000.

     The Fund also may be appropriate for investors with a short time horizon. The Fund does not terminate in the Year 2000, but will continue with the lowest risk profile of all the LifePath Funds. It is expected that when the LifePath 2010 Fund's target date arrives, the LifePath 2010 Fund will be combined with the LifePath Opportunity Fund under the same investment strategy. The LifePath Opportunity Fund will continue to follow an asset allocation strategy that will invest approximately 20% equity securities, with the remainder in debt securities and cash.

 .    LifePath 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.
 .    LifePath 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.
 .    LifePath 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.
 .    LifePath 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

Investment Policies
Each LifePath Fund holds stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive strategy. The strategies go further, allocating assets among indexes and sub-categories within various investment classes. Some of the sub-categories are well-known broad-based market indexes, such as the S&P 500 Index of large-company stocks, and others were specifically created to reflect a particular market segment. This broad diversification is designed to produce the highest expected returns for a given level of risk.

The LifePath Funds were the first Funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed-income securities than short-term goals. The allocation of each Fund gradually grows more conservative as the year in the Fund's title approaches. You are encouraged to choose the LifePath Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares. Keep in mind, however, that the year in each Fund's title also serves as a guide to the relative aggressiveness of each Fund, where the LifePath 2040 Fund has the most aggressive asset allocation and the LifePath Opportunity Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Life Path 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive LifePath Fund for a near-term investment goal.

We allocate and reallocate assets among a wide range of U.S. and international common stocks, fixed-income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal conditions, the LifePath Opportunity Fund will typically invest 80% of its assets in fixed-income classes and up to 20% in equities as it seeks stable income production and reduced volatility. The more aggressive Funds may invest in up to 100% stocks, but as their title year approaches, their allocation will increasingly resemble the current allocation of the LifePath Opportunity Fund.

The LifePath Opportunity Fund will not terminate when it reaches the year 2000. Instead, the Fund will enter its "post target" strategy during which it will seek to maximize total return consistent with assuming the lowest risk of any LifePath series. The Fund will continue to follow an asset allocation strategy among three broad investment classes: equity and debt securities of domestic and foreign issuers and cash in the form of money market instruments. However, unlike the remaining LifePath Funds with target dates, during its post target strategy the LifePath Opportunity Fund will no longer reduce its investment risk through time. Instead, the Fund is expected to have a long-term average mix of approximately 20% equity securities, with the remainder in debt securities and cash. In the same manner as all LifePath Funds, the LifePath Opportunity Fund will continue to employ a tactical asset allocation component, which will alter the investment mix to account for changing expected risks and opportunities. When other LifePath Funds reach their target date, it is expected that shareholders will be asked to approve combining such Funds with the LifePath Opportunity Fund.

Asset Allocation Decisions
In buying securities for each LifePath Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment advisor, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to each index appropriate for each individual Fund. Where possible, the Funds buy all the securities that comprise the index. If the index includes too many securities to buy them all, the Funds buy a representative sample. The Funds seek to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual under-performing securities investments nor do they try to pick individual investments that might outperform the index.

This strategy stems from the belief that asset allocation decisions -- which index or investment category you choose -- matter more to overall investment performance than individual security selection -- which stock or bond you choose.

Risk Tolerance
Two general rules of investing have shaped the Funds' strategies:

 .    Higher investment return potential usually goes hand-in-hand with higher risk; put another way, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.
 .    The longer an investors' time horizon, the greater their risk tolerance;
     their investments have more time to recoup their losses, if any.

The LifePath Funds with longer time horizons take more risks. This normally gives investors the potential for greater returns than Funds with shorter time horizons. As a Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduce the level of risk. This systematic shift toward more stable investments should help secure the value of your LifePath investment as the time nears for you to begin withdrawing on it.

BGFA does not limit the analysis to long-term expectations. The Funds also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the Funds will not allocate as much of their assets to it as it otherwise might. Conversely, the Funds may reduce their allocation, even when risks have not increased, because its expected return has fallen. This usually happens because prices in a market have risen so high that the potential for further gains appears limited.

Model-Driven Decisions
The Fund's assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such models.

After a Fund Reaches its Time Horizon
By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 20% of the Fund's assets will be invested in stocks, with the rest in bonds and money market instruments.

Permitted Investments
We do not select individual securities based on traditional investment analysis. Instead, we allocate investments across as many as 17 asset classes, as represented by the indexes listed below and money market instruments.

We use a statistical method known as "sampling" in order to try to recreate the total return of the following stock indexes as closely as possible:

 .    The S&P/BARRA Value Stock Index, which consists primarily of large-
     capitalization of U.S. stocks with lower than average price-to-book ratios;
 .    The S&P/BARA Growth Stock Index, which consists primarily of large-
     capitalization U.S. stocks with higher than average price-to-book ratios;
 .    The Intermediate Capitalization Value Index, which consists primarily of medium-capitalization U.S. stocks with lower than average price-to-book ratios;
 .    The Intermediate Capitalization Growth Index, which consists primarily of medium-capitalization U.S. stocks with higher than average price-to-book ratios;
 .    The Intermediate Capitalization Utility Stock Index, which consists primarily of medium-capitalization U.S. utility stocks;
 .    The Micro Capitalization Market Index, which consists primarily of small-
     capitalization U.S. stocks;
 .    The Small Capitalization Growth Stock Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to-book ratios;
 .    The Small Capitalization Growth Stock Index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;
 .    The Morgan Stanley Capital International Japan Index, consisting primarily of large-capitalization Japanese stocks; and
 .    The Morgan Stanley Capital International Europe, Australia, Far East ex-
     Japan Index, consisting primarily of non-Japanese foreign stocks.

We seek exposure to the U.S. fixed-income markets by investing in securities representative of the following indexes:

 .    The Lehman Brothers Long-Term Government Bond Index, which consists of all
     U.S. Government bonds with maturities of at least ten years;
 .    The Lehman Brothers Intermediate-Government Bond Index, which consists of all U.S. Government bonds with maturities of less than ten years but more than one year;
 .    The Lehman Brothers Long-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of at least ten years;
 .    The Lehman Brothers Intermediate-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of less than ten years but more than one year;
 .    The Lehman Brothers Mortgage-Backed Securities Index, which consists of all fixed-coupon mortgage pass-throughs issued by or backed by the U.S. Government or its agencies.

We seek foreign debt market exposure through investment in securities representative of the Solomon Brothers Non-U.S. World Government Bond Index, which consists of a range of foreign government bonds with maturities of greater than one year.

We also invest in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

We may also invest in stocks of U.S. and foreign issuers not included in the indexes listed above. Foreign equity exposure may be through stocks purchased on foreign exchanges or through American Depository Receipts or similar instruments sold on U.S. exchanges.

In addition, under normal market conditions, we may invest:

 .    in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks; and
 .    in interest rate and index swaps.

We are not required to keep a minimum investment in any of the asset classes, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time. As part of our investment strategy, we may invest varying portions of our assets in money market instruments. In addition, we may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, repurchase agreements and other short-term investments, to maintain liquidity or when we believe it is in the best interest of shareholders to do so. Each Fund is a diversified portfolio.

Important Risk Factors
We may incur a higher than average portfolio turnover ratio due to allocation shifts recommended by the investment model. Foreign obligations may entail additional risks. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Additional Fund Facts
The allocations across asset classes are recommended by a proprietary investment model that analyzes extensive financial and economic data, including relative risk and return statistics. We have broad latitude in allocating the Fund's investments and in refining the model. No person is primarily responsible for recommending either the asset mix or the mix of securities within a class. We may invest in fewer asset classes than listed above, particularly for any Fund with less than $150 million in total assets.

Master Feeder Structure
The LifePath Funds do not have their own investment advisor. Instead, each LifePath Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment advisor to each Master Portfolio. The Master Portfolios may accept from other feeder funds.

Moderate Balanced Fund

Investment Objective
The Moderate Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed income securities.

Investment Policies
The Fund is designed for investors seeking roughly equivalent exposure to fixed income securities and equity securities. The Fund's portfolio is evenly balanced between fixed income and equity securities and uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The Fund currently invests in [___] portfolios.

Permitted Investments
The equity portion of the Fund's portfolio uses the 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses 3 or 4 different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund.

The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The investment advisor will effect transactions periodically to reestablish the current allocation.

As market or other conditions change, the investment advisor may attempt to enhance the returns of the Fund by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the investment advisor does not anticipate making a substantial number of percentage changes. When the investment advisor believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the investment advisor believes that a change will be temporary (generally, three years or less), it may effect the change by using futures contracts.

Important Risk Factors
Investments in the Fund will be subject both to the risks of debt securities and the risks of equity securities discussed in the Summary of Important Risks on page ___. You should also consider the General Investment Risks beginning on page ___. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, the "gateway" Moderate Balanced Fund invests all of its assets in various "core" portfolios whose objectives and investment policies are consistent with the Fund's investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the investments of the core portfolios in which it invests.

Portfolio Managers
[to be inserted]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .    We cannot guarantee that we will meet our investment objectives.
 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.
 .    The Funds that invest in smaller companies, foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 .    The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. Except with respect to money market Funds, to the extent a Fund's assets are so invested, they may cause a Fund to not achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.
 .    The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.
 .    The market value of lower-rated debt securities and unrated securities of comparable quality that the Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.



What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-based or other asset-backed security and reduce a portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.


These investment practices and risks are common to all the Funds:

--------------------------------------------------------------------------------
Investment Practice                                      Risk
--------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted        Interest Rate and
either on a schedule or when an index or benchmark       Credit Risk
changes.
--------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security          Credit and
agrees to buy back a security at an agreed upon time     Counter-Party Risk
and price, usually with interest.
--------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual     Market Risk
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
--------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a     Information, Political,
foreign government in the form of an American            Regulatory,
Depositary Receipt or similar instrument.                Diplomatic, Liquidity
                                                         and Currency Risk
--------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may    Liquidity Risk
or may not be resold in accordance with Rule 144A of
the Securities Act of 1933.
--------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers   Credit, Counter-Party
and financial institutions to increase return on those   and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary           Leverage Risk
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
Illiquid Securities                                      Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
 price.
Limited to 15% of total assets (10% for money market
funds).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Investment Practice                                     Risk
--------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a          Credit, Information
security or cash payment depending on the security's     and Liquidity Risk
price or the performance of an index or benchmark.
Types of options used may include: options on
securities, options on a stock index, stock index
futures and options on stock index futures to protect
liquidity and portfolio value.
--------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
Delayed Delivery Transactions                            Interest Rate,
Securities bought or sold for delivery at a later date   Leverage, Credit and
or bought or sold for a fixed price at a fixed date.     Experience Risk
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional         Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage   Prepayment and
loans, car loans, credit card debt, or receivables held  Experience Risk in trust.
--------------------------------------------------------------------------------
High Yield Securities
Debt securities of lower quality that produce generally  Interest Rate and
higher rates of return.  These securities, also known    Credit Risk
as "junk bonds", tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience interest and/or
principal defaults.
--------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future          Interest Rate Risk
payments of interest or a future payment of
principal, but not both.  These securities tend to have
greater interest rate sensitivity than conventional
debt
--------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of a larger    Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
--------------------------------------------------------------------------------

                       ---------------------------------
                        FUND BY FUND RISK GRID INSERTED
                                     HERE
                       ---------------------------------

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how their service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Each Fund is one of over 60 Funds of Wells Fargo Funds Trust (the "Trust"), an open-end management investment company. The Trust was organized on March 10, 1999, as a Delaware business trust. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one Stagecoach and/or Norwest Advantage Funds. The performance and financial statement history of each predecessor Fund will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the Stagecoach and Norwest predecessors to the Funds.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            INVESTMENT ADVISOR                        CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                  Norwest Bank Minnesota, N.A.
525 Market St., San Francisco, CA       6th St. & Marquette, Minneapolis, MN
Manages the investment activities       Provides safekeeping for the Funds'
of the Aggressive Balanced-Equity,      assets
Growth Balanced and Moderate Balanced
Funds

Barclays Global Fund Advisors
45 Fremont Street
San Francisco, CA
Manages the investment activities of
the LifePath Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
               [The Aggressive Balanced-Equity, Growth Balanced and
                Moderate Balanced Funds invest in core portfolios
                      with various subadvisors including:  ]
                               [Insert Subadvisors]
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
--------------------------------------------------------------------------------
Stephens Inc.         Wells Fargo Bank,N.A.  BFDS, Inc.           Various Agents
111 Center St.        525 Market St.         Two Heritage Drive
Little Rock, AR       San Francisco, CA      Quincy, MA
Markets the Funds,    Manages the            Maintains records    Provide
distributes shares,   Funds' business        of shares and        services to
and manages the       activities             supervises the       customers
Funds' business                              paying of dividends
activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets.

The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds are gateway Funds that invest in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of .25% of each Fund's average annual net assets for providing advisory services to each Fund including each Fund's investments in the various core portfolios. Wells Fargo Bank also acts as the Advisor to, and is entitled to receive a fee from, the core portfolio. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios. The chart below lists the advisory fees charged at the core level for each core portfolio in which the Funds invest.

    ----------------------------------------------------------------------
                       AGGRESSIVE BALANCED-EQUITY FUND
    ----------------------------------------------------------------------
    Core Portfolio                     Advisory Fee          Sub-Advisor
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------

     ---------------------------------------------------------------------
                              GROWTH BALANCED FUND
     ---------------------------------------------------------------------
     Core Portfolio                    Advisory Fee          Sub-Advisor
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------

     ---------------------------------------------------------------------
                                MODERATE BALANCED FUND
     ---------------------------------------------------------------------
     Core Portfolio                    Advisory Fee          Sub-Advisor
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the advisor for the LifePath Master Portfolios of Master Investment Portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of January 31, 1999, BGFA managed or provided investment advice for assets aggregating in excess of $27 billion. For providing advisory services to each LifePath Master Portfolio, BGFA is entitled to receive .55% of each Master Portfolio's net assets.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for each LifePath Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. All Institutional Class shares of the LifePath Funds will have a shareholder servicing fee of .25%.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 . We determine the Net Asset Value ("NAV") of each Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the cut off are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account Agreement for the rules governing your investment.

Minimum Investments:
 . Minimum, initial and subsequent investment amounts are determined by your Customer Account Agreement with your Institution, and are generally:
   .  $2,000,000 per Fund minimum initial investment.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 .  The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General notes for selling shares
 . We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 P.M. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.
 .  Redemption proceeds are usually wired to the redeeming Institution the following business day.
 . We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 . Generally, we pay redemption requests in cash, unless the redemption requests is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part on in whole in securities of equal value.

Exchanges

Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .  Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .  You may make exchanges only between like share classes.
 . Exchange into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

Additional Services and Other Information

Dividend and Capital Gain Distributions
The Funds in this Prospectus pay dividends quarterly and make capital gains distributions at least annually.

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Funds. The new shares are purchased at NAV, generally on the day distributions are paid.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders.

In general, all distributions will be taxable to you when paid even if they are paid in additional Fund shares. However, distributions declared in October, November and December are distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may also be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by a Fund.

                             Table of Predecessors

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the Stagecoach and Norwest Advantage portfolios that were the predecessor funds to the Funds in this Prospectus.

------------------------------------------------------------------------------------------------------------------
WELLS FARGO                                           FUND
FUNDS TRUST                                           PREDECESSOR
------------------------------------------------------------------------------------------------------------------
Aggressive Balanced-Equity Fund                       Norwest Advantage Aggressive Balanced-Equity Fund
------------------------------------------------------------------------------------------------------------------
Growth Balanced Fund                                  Norwest Advantage Growth Balanced Fund
------------------------------------------------------------------------------------------------------------------
LifePath Opportunity Fund                             Stagecoach LifePath Opportunity Fund
------------------------------------------------------------------------------------------------------------------
LifePath 2010 Fund                                    Stagecoach LifePath 2010 Fund
------------------------------------------------------------------------------------------------------------------
LifePath 2020 Fund                                    Stagecoach LifePath 2020 Fund
------------------------------------------------------------------------------------------------------------------
LifePath 2030 Fund                                    Stagecoach LifePath 2030 Fund
------------------------------------------------------------------------------------------------------------------
LifePath 2040 Fund                                    Stagecoach LifePath 2040 Fund
------------------------------------------------------------------------------------------------------------------
Moderate Balanced Fund                                Norwest Advantage Moderate Balanced Fund
------------------------------------------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial advisor.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Quantitatively Measured Risk
Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-09253 Not FDIC Insured - No Bank Guarantee - May Lose Value WFFT BP (8/99)

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 24, 1999

                        AGGRESSIVE BALANCED-EQUITY FUND
                             GROWTH BALANCED FUND
                             INDEX ALLOCATION FUND
                           LIFEPATH OPPORTUNITY FUND
                              LIFEPATH 2010 FUND
                              LIFEPATH 2020 FUND
                              LIFEPATH 2030 FUND
                              LIFEPATH 2040 FUND
                            MODERATE BALANCED FUND


               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Aggressive Balanced-Equity, Growth Balanced, Index Allocation, LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and Moderate Balanced Funds. Each Fund offers Class A, Class B, Class C and Institutional Class shares, with the exception of the Index Allocation and Aggressive Balanced-Equity Funds. The Index Allocation Fund offers Class A, Class B and Class C shares, and the Aggressive Balanced-Equity Fund offers only Institutional class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 24, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                                                           Page
                                                                                                           ----
Historical Fund Information........................................................................
Investment Restrictions............................................................................
Additional Permitted Investment Activities and Associated Risks....................................
Management.........................................................................................
Performance Calculations...........................................................................
Determination of Net Asset Value...................................................................
Additional Purchase and Redemption Information.....................................................
Portfolio Transactions.............................................................................
Fund Expenses......................................................................................
Federal Income Taxes...............................................................................
Capital Stock......................................................................................
Other..............................................................................................
Counsel............................................................................................
Independent Auditors...............................................................................
Appendix...........................................................................................

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The Aggressive Balanced Equity Fund will commence operations on September 17, 1999, as successor to the Norwest Advantage Aggressive Balanced Equity Fund. The Norwest Advantage Aggressive Balanced Equity Fund commenced operations on December 2, 1997.

     The Growth Balanced Fund will commence operations on September 17, 1999, as successor to the Norwest Advantage Growth Balanced Fund. The predecessor Norwest Advantage Growth Balanced Fund commenced operations on April 30, 1989.

     The Index Allocation Fund will commence operations on September 17, 1999, as successor to the Index Allocation Fund of Stagecoach. The predecessor Stagecoach Index Allocation Fund was originally organized on April 7, 1988 as the Asset Allocation Fund of Overland Express Funds, Inc. ("Overland"), another open-end management investment company advised by Wells Fargo Bank. The Overland Asset Allocation Fund changed its name to the Index Allocation Fund on February 14, 1997. On July 23, 1997, the Boards of the Directors of the Company and Overland approved an Agreement and Plan of Consolidation providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Overland portfolio to the Fund. Prior to December 12, 1997, the effective date of the consolidation of the Company and Overland (the "Consolidation"), the Fund had only nominal assets. As a result of the Consolidation, the Overland Index Allocation Fund was reorganized as the Company's Index Allocation Fund on December 12, 1997, and shareholders of the Overland Index Allocation Fund's Class A and Class D shares became Class A and Class C shareholders, respectively, of the Company's Index Allocation Fund.

     The LifePath Funds will commence operations on September 17, 1999, as successors to the Stagecoach LifePath Funds. The Stagecoach LifePath Funds commenced operations on [_____________, 19__].

     The Moderate Balanced Fund will commence operations on September 17, 1999, as successor to the Norwest Advantage Moderate Balanced Fund. The predecessor Norwest Advantage Moderate Balanced Fund commenced operations on April 30, 1989.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to
Section 12 of the 1940 Act and the rules thereunder;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Income Equity Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. [A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.]

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds, except the Index Allocation Fund, may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment Grade Investments
     ----------------------------------

     The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bond currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

     Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds, except the LifePath Funds, may be bonds. The Funds invests no more than 25% in bonds that are below investment grade. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Fund may purchase securities of investment while any borrowing equaling five percent or more of the Fund's total assets in outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Convertible Securities
     ----------------------

     The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Index Allocation Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Dollar Roll Transactions
     ------------------------

     The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

     Fixed-Income Securities
     -----------------------

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities.
The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular LifePath Master Portfolio considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the LifePath Master Portfolio, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. Securities rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by an LifePath Master Portfolio is downgraded to a rating below investment grade, such Master Portfolio may continue to hold the security until such time as BGFA determines it to be advantageous for the LifePath Master Portfolio to sell the security. If such a policy would cause an LifePath Master Portfolio to have 5% or more of its net assets invested in securities that have been downgraded below investment grade, the Master Portfolio promptly would seek to dispose of such securities in an orderly manner.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Investment Risks
     ------------------------

     The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

     Foreign Obligations and Securities
     ----------------------------------

     Each Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a

Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income [check]. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts
     -----------------

     The LifePath Master Portfolios and the Index Allocation Fund may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which such Master Portfolio invests. In managing their cash flows, these Master Portfolios also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. At the time it enters into a futures transaction, a Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."

     A Master Portfolio may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Master Portfolio; (ii) the purchase of a futures contract when such Master Portfolio hold a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Master Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

     If a Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, a Master Portfolio experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio (e.g., from purchases and redemptions of Master Portfolio shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The LifePath Master Portfolios expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.

     Transactions by a Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

     In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolios will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

     Future Developments
     -------------------

     Each LifePath Master Portfolio may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a LifePath Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, a LifePath Master Portfolio would provide appropriate disclosure in its Prospectus or this SAI.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 15% of its net assets in illiquid securities.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens or any of their affiliates.

     Money Market Instruments and Temporary Investments
     --------------------------------------------------

     The Funds, except for the Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds, may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by BGFA, as investment advisor; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of BGFA, as investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities
     ---------------------------

     The Funds, except the Index Allocation Fund, may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Short-Intermediate U.S. Government Income Fund and Intermediate Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Options Trading
     ---------------

     The Funds, except the Index Allocation Fund, may purchase or sell options on individual securities or options on indices of securities as described below. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     Call and Put Options on Specific Securities. The Funds may invest in call and put options on a specific security. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, an underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, an underlying security at the exercise price at any time during the option period. Investments by a Fund in off-exchange options will be treated as "illiquid" and therefore subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

     The Funds may write covered call option contracts and secured put options as BGFA deems appropriate. A covered call option is a call option for which the writer of the option owns the security covered by the option. Covered call options written by a Fund expose the Fund during the term of the option (i) to the possible loss of opportunity to realize appreciation in the market price of the underlying security or (ii) to possible loss caused by continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. The aggregate value of the securities subject to options written by a Fund will not exceed 25%. The use of covered call options and securities put options will not be a primary investment technique of the Funds, and they are expected to be used infrequently. If the advisor is incorrect in its forecast of market value or other factors when writing the foregoing options, a Fund would be in a worse position than it would have been had the foregoing investment techniques not been used.

     Each Fund may engage in unlisted over-the-counter options with broker/dealers deemed creditworthy by the advisor. Closing transactions for such options are usually effected directly with the same broker/dealer that effected the original option transaction. A Fund bears the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

     The Funds may also write covered call and secured put options from time to time as the advisor deems appropriate. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. If the advisor is incorrect in its forecast of market value or other factors when writing the foregoing options, the Fund would be in a worse position than it would have been had the foregoing investment techniques not been used.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Options on indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement equals the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction is ordinarily effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund realizes a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option is eliminated. If an option written by a Fund is exercised, the proceeds of the sale are increased by the net premium originally received and the Fund realizes a gain or loss.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not be adequate at all times to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. A Fund is likely to be unable to control losses by closing its position where a liquid secondary market does not exist. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     The Funds may purchase or sell options on individual securities or options on indices of securities as described below. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     The Funds may engage in unlisted over-the-counter options with broker/dealers deemed creditworthy by the advisor. Closing transactions for such options are usually effected directly with the same broker/dealer that effected the original option transaction. A Fund bears the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

     Stock Index Options. The Funds may purchase call and put options and write covered call options on stock indices listed on national securities exchanges or traded in the over-the-counter market to the extent of 25% of the value of its net assets.

     The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Because the value of a stock index option depends upon changes to the price of all stocks comprising the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the price of all stocks in the index, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to BGFA's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

     Stock Index Futures Contracts and Options on Stock Index Futures Contracts. The Funds may participate in stock index futures contracts and options on stock index futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity of financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also changes. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract realizes a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser realizes a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller recognizes a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser realizes a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

     Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, a Fund may purchase a stock index futures contract to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, a Fund realizes a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

     The Funds may also purchase put options on stock index futures contracts. Sales of such options may also be made to close out an open option position. The Funds may, for example, purchase a put option on a particular stock index futures contract or stock index to protect against a decline in the value of the common stocks it holds. If the stocks in the index decline in value, the put should become more valuable and the Funds could sell it to offset losses in the value of the common stocks. In this way, put options may be used to achieve the same goals the Funds seek in selling futures contracts. A put option on a stock index future gives the purchaser the right, in return for a premium paid, to assume a short (i.e., the right to sell stock index futures) position in a stock index futures contract at a specified exercise price ("strike price") at any time during the period of the option. If the option is exercised by the holder before the last trading date during the option period, the holder receives the futures position, as well as any balance in the futures margin account. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash in an amount equal to the difference between the strike price and the closing level of the relevant index on the expiration date.

     BGFA expects that an increase or decrease in the index in relation to the strike price level would normally correlate to an increase or decrease (but not necessarily to the same extent) in the value of a Fund's common stock portfolio against which the option was written. Thus, any loss in the option transaction may be offset by an increase in the value of the common stock portfolio to the extent changes in the index correlate to changes in the value of that portfolio. The Funds may liquidate the put options they have purchased by effecting a closing sale transaction rather than exercising the option. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that the Funds will be able to effect the closing sale transaction. The Funds realize a gain from a closing sale transaction if the price at which the transaction is effected exceeds the premium paid to purchase the option and, if less, the Funds realize a loss.

     The Funds may each invest in stock index futures in order to protect the value of common stock investments or to maintain liquidity, provided not more than 5% of a Fund's net assets are committed to such transactions. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Funds intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Other Investment Companies
     --------------------------

     The Funds except the Aggressive Balanced-Equity, Growth Balanced and the Moderate Balanced Funds, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Pass-Through Obligations
     ------------------------

     The Index Allocation Fund may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association ("GNMA")) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC")) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The LifePath Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment advisor, under guidelines approved by Board of Trustees of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A

Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements.  Each Fund may enter into repurchase agreements,
     ---------------------
wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Short-Term Corporate Debt Instruments
     -------------------------------------

     The Index Allocation Fund may invest in commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     The Funds also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.

     Stripped Securities
     -------------------

     The Funds except the LifePath and Index Allocation Funds, may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Unrated Investments
     -------------------

     The Index Allocation Fund, may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds except the Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds, each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

     Zero Coupon Bonds
     -----------------

     The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little

Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                        Principal Occupations
Name, Age and Address                       Position                    During Past 5 Years
---------------------                       --------                    --------------------
*Robert C. Brown, 65                        Trustee                     Director, Federal Farm Credit Banks Funding
1431 Landings Place                                                     Corporation and Farm Credit System
Sarasota, FL 34231                                                      Financial Assistance Corporation since
                                                                        February 1993.

Donald H. Burkhardt, 70                     Trustee                     Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee                     Private Investor.
415 Walsh Road
Atherton, CA  94027.

Thomas S. Goho, 56                          Trustee                     Business Associate Professor, Wake Forest
321 Beechcliff Court                                                    University, Calloway School of Business and
Winston-Salem, NC  27104                                                Accountancy since 1994; previously Associate
                                                                        Professor of Finance.

Peter G. Gordon, 56                         Trustee                     Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                                Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                                          Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                       Trustee                     Private Investor.
31 Dellwood Court
San Rafael, CA  94901

Richard M. Leach, 63                        Trustee                     President of Richard M. Leach Associates (a
P.O. Box 1888                                                           financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee                     Private Investor/Real Estate Developer;
Four Beaufain Street                                                    Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                        Trustee                     Senior Counselor to the public relations firm
500 North State Street                                                  of Himle-Horner since January 1995 and
Waseca, MN 56095                                                        Senior Fellow at the Humphrey Institute,
                                                                        Minnesota (a public policy
                                                                        organization) since January 1995.

Richard H. Blank, Jr., 42                   Chief Operating             Vice President of Stephens Inc.; Director of
                                            Officer,                    Stephens Sports Management Inc.; and
                                            Secretary and               Director of Capo Inc.
                                            Treasurer


                              Compensation Table
                              ------------------

                                                                       Total Compensation
                              Aggregate Compensation                     from Registrant
  Name and Position               from Registrant                      and Fund Complex
  -----------------               ---------------                      ----------------
Robert C. Brown
    Trustee

Donald Burkhardt
    Trustee

Jack S. Euphrat
    Trustee

Thomas S. Goho
    Trustee

Peter G. Gordon
    Trustee

W. Rodney Hughes
    Trustee

Richard M. Leach
    Trustee

J. Tucker Morse
    Trustee

Timothy J. Penny
    Trustee

     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Master/Feeder Structure.  Each LifePath Fund seeks to achieve its
     -----------------------
investment objective by investing all of its assets in a corresponding LifePath Master Portfolio of MIP. The LifePath Opportunity Fund invests its assets in the LifePath 2000 Master Portfolio. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise. See "Organization and Management of the Funds" in the Prospectus for additional description of the Funds' and Master Portfolios' expenses and management.

     Each Fund may withdraw its investment in the corresponding Master Portfolio only if the Company's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Upon such withdrawal, the Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment advisor to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

     The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. See "Investment Objectives" and "Investment Policies" in the Prospectus. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

     Certain policies of a Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the corresponding Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment advisor to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. Each Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

     Investment Advisor.  Wells Fargo Bank provides portfolio management and
     ------------------
fundamental security analysis services as the advisor for the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets.

     For providing investment advisory services to the Index Allocation Fund, Wells Fargo is entitled to receive a fee of .80% of the Fund's average annual net assets. The Aggressive Balanced-Equity, Growth Balanced and Moderate Balanced Funds are gateway Funds that invest in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of .25% of each Fund's average annual net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the core portfolios. Wells Fargo Bank also acts as the Advisor to the core portfolios and is entitled to receive a fee from each core portfolio. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios. The chart below lists the advisory fees charged at the core level for each core portfolio in which the Funds invest.

-------------------------------------------------------------------------
                       AGGRESSIVE BALANCED-EQUITY  FUND
-------------------------------------------------------------------------
Core Portfolio                        Advisory Fee        Sub-Advisor
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------


-------------------------------------------------------------------------
                             GROWTH BALANCED FUND
-------------------------------------------------------------------------
Core Portfolio                        Advisory Fee        Sub-Advisor
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------

----------------------------------------------------------------------
                            MODERATE BALANCED FUND
----------------------------------------------------------------------
Core Portfolio                          Advisory Fee     Sub-Advisor
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------
----------------------------------------------------------------------

     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the advisor for the LifePath Master Portfolios of Master Investment Portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of January 31, 1999, BGFA managed or provided investment advice for assets aggregating in excess of $27 billion. For providing advisory services to each LifePath Master Portfolio, BGFA is entitled to receive .55% of each Master Portfolio's net assets.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors.  BGFA is the sub-advisor for the Index Allocation
     -----------------------
Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. For providing advisory services for the Fund, BGFA is entitled to receive a fee of
 .15% of the Fund's average annual net assets.

     Portfolio Managers.
     ------------------

Jacqueline A. Flippin
Principal

Ms. Flippin will co-manage the Short-Intermediate U.S. Government Income Fund upon inception. She manages taxable fixed income portfolios as a member of the core-plus fixed income team for WCM. Her area of expertise includes both mortgage-backed securities and high yield debt. She has over 10 years of progressive investment experience as both an analyst and fixed income portfolio manager. Prior to joining the firm this year, Ms. Flippin was employed at

TIAA/CREF and most recently at McMorgan & Co. She received her MBA from New York University and her BA from Northwestern University.

Paul C. Single
Principal
Mr. Single will manage the Short-Intermediate U.S. Government Income Fund upon inception. Mr. Single manages taxable fixed income portfolios as a member of the core-plus team for WCM. He specializes in asset backed securities, and transportation, media, telecom and cable sectors. Mr. Single's 16 years of experience in fixed income investing includes 10 years at this firm. Previously Mr. Single worked for Benham Capital Management Group where he was a portfolio manager. Mr. Single received his BS from Springfield College and is currently a Chartered Financial Analyst Level II candidate.

Marjorie H. Grace, CFA
Ms. Grace will manage the Income Fund and the Intermediate Government Income Fund upon inception. Ms. Grace joins WCM from Norwest Investment Management, Inc. ("NIM"), where she was Director of Taxable Fixed Income Investing. She had been associated with NIM and its affiliates since 1992. She began her 18 years of investment experience as an account executive at Piper, Jaffray & Hopwood. Ms. Grace received an MBA from the University of Colorado at Denver, and a BA in Mathematics and Computer Science from the University of California at Los Angeles. She is a Chartered Financial Analyst.

William T. Jackson, CFA
Mr. Jackson will manage the Tax-Free Income Fund upon inception. Mr. Jackson joins WCM from NIM, where he was Managing Director of Tax-Exempt Fixed Income investing, and was associated with NIM and its affiliates since 1993. He received his B.A. from Colgate University in upstate New York.

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15% of average daily net assets on an annual basis.

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Funds may pay Stephens up to 0.75% of the average daily net assets attributable to the Class B and Class C shares of the Funds as compensation for distribution-related services or as reimbursement for distribution-related expenses. In addition, the LifePath Fund may pay Stephens up to 0.25% of the average daily net assets attributable to each Funds Class A shares.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan for
     ---------------------------
the Class A, Class B and Class C shares of the Funds, as applicable, and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested periods" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     Transfer and Dividend Disbursing Agent.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% of the average daily net assets of each such account on an annual basis].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Yield Calculations:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ - 1]
                                    -----
                                    Cd
     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trustees may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Additional Considerations for the Tax-Free Income Fund.  If at least 50% of
     ------------------------------------------------------
the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Tax-Free Income Fund intends to so qualify and is designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by the Tax-Free Income Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or from net investment income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Tax-Free Income Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Exempt Income Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the Tax-Free Income Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Tax-Free Income Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Tax-Free Income Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Tax-Free Income Fund's expenses in computing their AMT. With respect to a corporate shareholder of the Tax-Free Income Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisors.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are nine of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of May 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                        5% OWNERSHIP AS OF MAY 25, 1999
                        -------------------------------

                                                          Type of         Percentage      Percentage
     Fund                 Name and Address               Ownership         of Class      of Portfolio
     ----                 ----------------               ---------         --------      ------------
INCOME

Class A          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Class B          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Institutional    Stephens Inc.                       Record                  100%
Class            111 Center Street
                 Little Rock, AR  72201

INTERMEDIATE
GOVERNMENT
INCOME

Class A          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Class B          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Class C          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Institutional    Stephens Inc.                       Record                  100%
Class            111 Center Street
                 Little Rock, AR  72201

SHORT-INTERMEDI-
ATE U.S.
GOVERNMENT
INCOME

Class A
                 Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Class B          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Institutional    Stephens Inc.                       Record                  100%
Class            111 Center Street
                 Little Rock, AR  72201

TAX-FREE INCOME

Class A          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Class B          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Class C          Stephens Inc.                       Record                  100%
                 111 Center Street
                 Little Rock, AR  72201

Institutional    Stephens Inc.                       Record                  100%
Class            111 Center Street
                 Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                                                                 August 24, 1999

Front Cover

                            Wells Fargo Funds Trust
                             Taxable Income Funds
                                  Prospectus


Corporate Bond Fund      Please read this prospectus and keep it for future
                         reference. It is designed to provide you with important
Stable Income Fund       information and to help you decide if a Fund's goals
                         match your own.

Income Plus Fund         These securities have not been approved or disapproved
                         by the Securities and Exchange Commission ("SEC") nor
Variable Rate            has the SEC passed upon the accuracy or adequacy of
Government Fund          this Prospectus. Any representation to the contrary is

Class A, Class B and     a criminal offense.
Class C

                         Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Inside Front Cover

Table of Contents

Overview                           Objectives and Principal
                                    Strategies
This section contains              Important Risks
important summary                  Performance History
information about the              Summary of Expenses
Funds.

--------------------------------------------------------------------------------

The Funds                          Corporate Bond Fund
                                   Stable Income Fund
This section contains              Income Plus Fund
important information              Variable Rate Government Fund
about the individual               General Investment Risks
Funds.                             Organization and Management of the Funds

--------------------------------------------------------------------------------

Your Investment Account

Turn to this section for           A Choice of Share Classes
information on how to              Reduced Sales Charges
buy and sell Fund shares.          Your Account
                                   How to Buy Shares
                                   Selling Shares
                                   Exchanges

                                   Additional Services and
                                    Other Information
                                   Table of Predecessors

--------------------------------------------------------------------------------

                                   Glossary

                            WELLS FARGO FUNDS TRUST
                         TAXABLE INCOME FUNDS OVERVIEW

Corporate Bond Fund

Objective
Seeks a high level of current income consistent with prudent investment risk.

Principal Strategy
We invest primarily in corporate debt securities and U.S. government obligations.

Stable Income Fund

Objective
Seeks to maintain stability of principal while providing low volatility total return.

Principal Strategy
We invest in short-term Investment Grade securities which includes mortgage-backed securities and U.S. Government obligations.

Income Plus Fund

Objective
Seeks to maximize income while maintaining prospects for capital appreciation.

Principal Strategy
We invest in debt securities which may include investments in debt securities which are below investment grade.

Variable Rate Government Fund

Objective
Seeks to earn a high level of current income, while reducing principal volatility.

Principal Strategy
We invest in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Summary Of Important Risks

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Common Risks for the Funds

Equity Securities. The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts ("ADRs") and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

Debt Securities. The Funds may invest in debt instruments, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

Corporate Bond Fund
We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

Stable Income Fund

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio.

Income Plus Fund

We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

Variable Rate Government Fund

Adjustable rate mortgages ("ARMS") have interest rates tied to an index, such as U.S. Treasury bill rates or the federal funds target rate, so that payments may be periodically reset according to changes in the index. Individual ARMS are bundled together and sold as securities. Unlike conventional debt securities, which typically make semi-annual interest payments and repay principal at maturity, ARMs provide a monthly payment of a pro-rated share of both interest payments and payments and pre-payments of principal. Since ARMs adjust to interest rate changes, they may be less sensitive to interest rate changes than their weighted-average maturity might suggest.

Performance History

The Funds in this prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

-------------------------------------------------------------------------------
                               All Funds      All Funds    All Funds
                                Class A        Class B      Class C
-------------------------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as
    a percentage of
   offering price)                4.50%           None         None
-------------------------------------------------------------------------------
Maximum deferred sales
 charge (load)
   (as a percentage of            None/1/         5.00%        1.00%
    purchase price)
-------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. All other Class A shares will not have a CDSC.

Annual Fund Operating Expenses (Expenses that are deducted from Fund Assets)

--------------------------------------------------------------------------------------------------
                                                                                     Variable Rate
                      Corporate Bond      Stable Income        Income Plus Fund       Government
                           Fund                Fund                                      Fund
--------------------------------------------------------------------------------------------------
                    Class  Class  Class  Class    Class     Class   Class    Class       Class
                      A      B      C      A        B         A       B        C           A
--------------------------------------------------------------------------------------------------
Management Fees     0.50%   0.50%   0.50%  0.50%   0.50%     0.50%   0.50%    0.50%       0.50%
--------------------------------------------------------------------------------------------------
Distribution
 (12b-1) Fees       0.00%   0.75%   0.75%  0.00%   0.75%     0.00%   0.75%    0.75%       0.00%
--------------------------------------------------------------------------------------------------
Other Expenses      0.53%   0.53%   0.53%  0.53%   0.53%     0.53%   0.53%    0.53%       0.53%
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES         1.03%   1.78%   1.78%  1.03%   1.78%     1.03%   1.78%    1.78%       1.03%
--------------------------------------------------------------------------------------------------
Fee Waivers/2/      0.03%   0.13%   0.03%  0.03%   0.13%     0.03%   0.13%    0.13%       0.03%
--------------------------------------------------------------------------------------------------
NET EXPENSES        1.00%   1.65%   1.75%  1.00%   1.65%     1.00%   1.65%    1.65%       1.00%
--------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                                                                          Variable Rate
                Corporate Bond Fund      Stable Income Fund       Income Plus Fund       Government Fund
--------------------------------------------------------------------------------------------------------------
             Class    Class     Class    Class     Class     Class     Class    Class         Class
               A        B         C        A         B         A         B        C             A
--------------------------------------------------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

                                                                                          Variable Rate
               Corporate Bond Fund      Stable Income Fund       Income Plus Fund        Government Fund
--------------------------------------------------------------------------------------------------------------
             Class    Class     Class    Class     Class     Class     Class    Class          Class
               A        B         C        A         B         A         B        C              A
--------------------------------------------------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Corporate Bond Fund

Investment Objective
The Corporate Bond Fund seeks a high level of current income consistent with prudent investment risk.

Investment Policies
We seek a high rate of current income by actively managing a diversified portfolio consisting primarily of corporate debt securities. When purchasing these securities we consider, among other things, the yield differences for various corporate sectors, and the current economic cycle's potential effect on the various types of bonds. We may invest in securities of any maturity. Under normal market conditions, we expect to maintain a dollar-weighted average maturity for portfolio securities of between 10 and 15 years. We also may invest in U.S. Government obligations.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 65% of our total assets in corporate debt securities;
 .    in U.S. Government obligations;
 .    no more than 25% of our total assets in debt securities that are below investment grade; and
 .    no more than 25% of our total assets in securities of foreign issuers.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
We may invest in securities regardless of their rating or in securities that are unrated, or in default at the time of purchase.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers

 .    Graham Allen

Worked for Bradford & Marzec, Inc. as an International Portfolio Manager from August, 1988, to January, 1998, and worked for Heron Financial Corp. as a High Yield Portfolio Manager from June, 1985, to August, 1988.

 .    John (Jack) Burgess

Worked at an independent financial advisor practice in Los Angeles from 1995 to 1998. Prior to that, he worked for Aurora National Life Assurance; and associated companies Executive Life Insurance Co. and Sallis Advisors, Inc. where he managed both equity and fixed income investments from 1988 to 1995. Jack has also held investment management or analysis positions at Bradford & Marzec, Inc., Massachusetts Capital Resources Co., and Bank of Boston.

 .    Jacqueline Flippin

Worked for McMorgan & Co. as a Portfolio Manager from October, 1994, to January, 1998, and worked for Teachers Insurance Annuity Association, College Retirement Equity Fund as a Portfolio Manager from August, 1986, to October, 1994.

 .    Daniel Kokoszka, CFA

Worked for Bradford & Marzec, Inc. where he was on the international portfolio management team for more than four years. Previously he worked for Lockheed Corporation in the corporate finance, mergers and acquisitions and venture capital areas.

 .    Scott Smith

Will manage the Corporate Bond Fund from its inception.

Stable Income Fund

Investment Objective
The Stable Income Fund seeks to maintain stability of principal while providing low volatility total return.

Investment Policies
The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government securities and the debt securities of financial institutions, corporations, and others.

Permitted Investments
Under normal market conditions, we invest:

 .    mortgage-backed securities to not more than 65% of its total assets;
 .    other types of asset-backed securities to not more than 25% of its total assets;
 .    mortgage-backed securities that are not U.S. Government securities to not more than 25% of its total assets; and
 .    U.S. Government securities to not more than 50% of its total assets.

The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

The Fund may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

Important Risk Factors
You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, a "gateway" fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the core portfolio.

Portfolio Managers

[To be inserted]

Income Plus Fund

Investment Objective
The Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

Investment Policies
We actively manage a diversified portfolio of debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income. We shift assets between such debt and equity securities based on our assessment of the potential income available. We may buy debt securities that are below investment grade (sometimes referred to as "junk bonds"), as well as debt rated in the lower investment grade categories. Our equity focus will be on securities issued by companies in industries that tend to pay high ongoing dividends, such as utilities. We may buy preferred stock and other convertible securities, as well as common stock of any size company. Any capital appreciation will come primarily from the income-producing equity portion of the portfolio.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 25% of our total assets in corporate and government bonds;
 .    up to 60% of our total assets in a wide range of income-producing equity securities.;
 .    up to 50% of our total assets in debt securities that are below investment grade, including "high risk" securities; and
 .    no more than 25% of our total assets in securities of foreign issuers.

We will generally invest in debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the advisor to be of comparable equity. The average credit quality of this portion of the portfolio is expected to be "BB" as rated by S&P.

Important Risk Factors
We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __ and the specific risks listed above. They are both important to your investment choice.

Portfolio Managers
Scott Smith and Jacqueline Flipping are the managers of the income portion of the Fund, Allen Wisniewski is the manager of the income-producing equity portions of the Fund, and Graham Allen manages the international and below investment grade portions of the Fund. They jointly determine the Fund's asset allocation.

Variable Rate Government Fund

Investment Objective
The Variable Rate Government Fund seeks to earn a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Investment Policies
We actively manage a diversified portfolio primarily of adjustable rate mortgage securities, also known as "ARMS." We invest in obligations of any maturity, but under ordinary conditions we will maintain a dollar-weighted average maturity of between 10 to 30 years. In unusual circumstances, the dollar-weighted average maturity may be below 10 years. We also may invest in U.S. Treasury securities with remaining maturities of up to 5 years.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 65% of our total assets in ARMS issued or guaranteed by the U.S.
     Government, its agencies or instrumentalities;
 .    in adjustable rate portions of collateralized mortgage obligations ("CMOs")
     issued by U.S. Government agencies and CMO's rated "AAA" by S&P, or "Aaa"
     by Moody's; and
 .    no more than 5% of our assets in securities purchased on a "when-issued"
     basis.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .  Scott Smith

 .  Paul Single

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. To the extent a Fund's assets are so invested, they may cause a Fund to not achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.

 .    The Funds invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

 .    The market value of lower-rated debt securities and unrated securities of comparable quality that the Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of mortgage-backed or other asset-backed securities, and reduce a portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

-------------------------------------------------------------------------------------
Investment Practice                                          Risk
-------------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either     Interest Rate and
on a schedule or when an index or benchmark changes.         Credit Risk
-------------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees       Credit and
to buy back a security at an agreed upon time and price,     Counter-Party Risk
usually with interest.
-------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual         Market Risk
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
-------------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a         Information, Political,
foreign government in the form of an ADR or similar          Regulatory,
instrument.                                                  Diplomatic, Liquidity
                                                             and Currency Risk
-------------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may or     Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
-------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers       Credit, Counter-Party
and financial institutions to increase return on those       and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
-------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary               Leverage Risk
purposes to meet shareholder redemptions.
-------------------------------------------------------------------------------------
Illiquid Securities                                          Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair price.
Limited to 15% of total assets (10% for money market
funds).
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                         Risk
--------------------------------------------------------------------------------
Options

The right or obligation to receive or deliver a security    Credit, Information
or cash payment depending on the security's price or the    and Liquidity Risk
performance of an index or benchmark.  Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
--------------------------------------------------------------------------------


                    ---------------------------------------
                        FUND BY FUND RISK GRID INSERTED
                                     HERE
                    ---------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                         Risk

--------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
Delayed Delivery Transactions                               Interest Rate,
Securities bought or sold for delivery at a later date      Leverage, Credit and
or bought or sold for a fixed price at a fixed date.        Experience Risk
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional            Interest Rate,
interests in pools of consumer loans, such as mortgage      Credit, Prepayment
loans, car loans, credit card debt, or receivables held     and Experience Risk
in trust.
--------------------------------------------------------------------------------
High Yield Securities
Debt securities of lower quality that produce generally     Interest Rate and
higher rates of return.  These securities, also known as    Credit Risk
"junk bonds", tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience interest and/or principal
defaults.
--------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future             Interest Rate Risk
payments of interest or a future payment of
principal, but not both.  These securities tend to have
greater interest rate sensitivity than conventional
debt.
--------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of a larger       Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                       Supervises the Funds' activities
--------------------------------------------------------------------------------
                                      .
--------------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
--------------------------------------------------------------------------------
    Wells Fargo Bank, N.A.                 Norwest Bank Minnesota, N.A.
    525 Market St., San Francisco, CA      6th St. & Marquette, Minneapolis,MN
    Manages the Funds' investment
    activities                             Provides safekeeping for the
                                            Funds' assets
--------------------------------------------------------------------------------
                                       .
--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                         Manages the Funds' investment
                                  activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
--------------------------------------------------------------------------------
    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various Agents
                       N.A.
    111 Center St.     525 Market St.       Two Heritage Dr.
    Little Rock, AR    San Francisco, CA    Quincy, MA
    Markets the Funds  Manages the          Maintains records    Provide
    and distributes    Funds' business      of shares and        services to
    shares             activities           supervises the       customers
                                            paying of dividends
--------------------------------------------------------------------------------
                                      .
--------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------
                                      .
--------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services, Wells Fargo is entitled to receive the following fees:


--------------------------------------------------------------------------------
Corporate Bond Fund                                                   .50%
--------------------------------------------------------------------------------
Stable Income Fund                                                    .50%
--------------------------------------------------------------------------------
Income Plus Fund                                                      .60%
--------------------------------------------------------------------------------
Variable Rate Government Fund                                         .50%
--------------------------------------------------------------------------------

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of December 31, 1998, WCM provided investment advice for assets aggregating in excess of $39 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $960 million and .04% of all assets above $960 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For providing these services, the shareholder servicing agent is entitled to receive the following fees:

                                         Class A        Class B        Class C
--------------------------------------------------------------------------------
Corporate Bond Fund                         .25%           .25%           .25%
--------------------------------------------------------------------------------
Stable Income Fund                          .25%           .25%            N/A
--------------------------------------------------------------------------------
Income Plus Fund                            .25%           .25%           .25%
--------------------------------------------------------------------------------
Variable Rate Government Fund               .25%            N/A            N/A
--------------------------------------------------------------------------------

A Choice of Share Classes
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:
 .  Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.
 . Class B Shares - with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.
 . Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class B shares are available for the Corporate Bond, Stable Income and Income Plus Funds only. Class C shares are available for the Corporate Bond and Income Plus Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the Net Asset Value ("NAV") plus the applicable sales charge. The money market funds listed in this prospectus do not impose sales charges on the purchase of Class A shares. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

--------------------------------------------------------------------------------
                   CLASS A SHARES LISTED IN THIS PROSPECTUS
                   HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------
                         FRONT-END SALES     FRONT-END SALES        DEALER
                           CHARGE AS %         CHARGE AS %         ALLOWANCE
      AMOUNT                OF PUBLIC         OF NET AMOUNT      AS % OF PUBLIC
   OF PURCHASE            OFFERING PRICE        INVESTED         OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000             4.50%               4.71%                4.00%
--------------------------------------------------------------------------------
$50,000 to $99,999            4.00%               4.17%                3.50%
--------------------------------------------------------------------------------
$100,000 to $249,999          3.50%               3.63%                3.00%
--------------------------------------------------------------------------------
$250,000 to $499,999          2.50%               2.56%                2.25%
--------------------------------------------------------------------------------
$500,000 to $999,999          2.00%               2.04%                1.75%
--------------------------------------------------------------------------------
$1,000,000 and over1          0.00%               0.00%                1.00%
--------------------------------------------------------------------------------

/1/We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

-----------------------------------------------------------------------------------------
                 CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                     THE FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------
REDEMPTION   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
WITHIN
-----------------------------------------------------------------------------------------
             5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A Shares
-----------------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares received in the reorganization of the Stagecoach Funds are subject to the above CDSC schedule based on the purchase date(s) of the Stagecoach shares, and such shares convert to Class A shares automatically after six years.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

--------------------------------------------------------------------------------------
        CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES
                     PURCHASED PRIOR TO MARCH 3, 1997 HAVE
                     THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------------
REDEMPTION WITHIN        1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS
--------------------------------------------------------------------------------------
CDSC                       3.00%     2.00%      1.00%      1.00%      0.00%      0.00%
--------------------------------------------------------------------------------------

Class B shares received in the reorganization of the Norwest Advantage Funds, are subject to the following sales charge schedules on the exchanged shares:

---------------------------------------------------------------------------------
Norwest Advantage Equity Funds
---------------------------------------------------------------------------------
REDEMPTION 1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS   8 YEARS
WITHIN
---------------------------------------------------------------------------------
             4.0%     3.0%     3.0%     2.0%     2.0%     1.0%     0.0%  A Shares
---------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Norwest Advantage Income Funds
-----------------------------------------------------------------------------------
REDEMPTION WITHIN    1 YEAR   2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS   7 YEARS
-----------------------------------------------------------------------------------
                       3.0%      2.0%     2.0%     1.0%     0.0%     0.0%  A Shares
-----------------------------------------------------------------------------------

The above-described schedules for shares of the former Stagecoach Funds and Norwest Advantage Funds do not apply for any new shares purchased. If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain these CDSC schedules on your exchanged shares. Additional shares purchased will age at the higher CDSC schedule.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions:  [PLEASE CONFIRM]

 .    You pay no sales charges on Fund shares you buy with reinvested distributions.
 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
 .    By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
 .    Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Stagecoach or Norwest Advantage front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.
 .    If you are reinvesting the proceeds of a Stagecoach Fund redemption for shares on which you have already paid a front-end sales charge, you have [120] days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.
 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;
 .    a trustee or fiduciary purchasing for a single fiduciary relationship; or
 .    the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940 ("1940 Act")), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $50,000, then 4.75% on the next $49,999!

Class B and Class C Share CDSC Reductions:
 .    You pay no CDSC on Funds shares you purchase with reinvested distributions.
 .    We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
 .    We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
 .    We waive Class C share CDSC for certain types of accounts.

For Class B shares purchased [outside of an IRA] or other qualified plan after May 18, 1999 for former Stagecoach Fund shareholders, and after September 17, 1999 for all other shareholders, no CDSC is imposed on withdrawals that occur under the following circumstances:
 .    Withdrawals are made by participating in the Systematic Withdrawal Plan;
 .    Withdrawals may not exceed 10% of your fund assets annually based on your anniversary date in the Systematic Withdrawal Plan; and
 .    you must participate in the dividend and capital gain reinvestment program.

Waiver for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:
 .    Current and retired employees, directors and officers of:
     .    Wells Fargo Funds and its affiliates;
     .    Wells Fargo Bank, Norwest Bank and their affiliates;
     .    Stephens and its affiliates; and
     .    Broker-Dealers who act as selling agents.
 .    [The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director of officer.]

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted Distribution Plans for the Class A, Class B and Class C shares of the Funds. The plans authorize the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The fees paid under these plans are as follows:

-------------------------------------------------------------------------
FUND                                  Class A      Class B       Class C
-------------------------------------------------------------------------
Corporate Bond Fund                     N/A          .75%          .75%
-------------------------------------------------------------------------
Stable Income Fund                      N/A          .75%           --
-------------------------------------------------------------------------
Income Plus Fund                        N/A          .75%          .75
-------------------------------------------------------------------------
Variable Rate Government Fund           N/A           --            --
-------------------------------------------------------------------------

These fees are paid out of the Funds' assets on an on-going basis. Overtime, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 . We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .  The funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You can buy Fund shares:
 .  By opening an account directly with the Fund (simply complete and return a
   Wells Fargo Funds application with proper payment);
 . Through a brokerage account with an approved selling agent; or . Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 .  $1,000 per Fund minimum initial investment;1
 . $5,000 minimum initial investment for the Stable Income Fund; or . $100 per Fund if you use the Systematic Purchase Program; and . $100 per Fund for all investments after your first.

/1/ [Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.]

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Complete a Wells Fargo Funds application. Be sure to
indicate the Fund name and the share class into which
you intend to invest. Failure to complete an
application properly may result in a delay in
processing your request.                               Mail to:
------------------------------------------------------
Enclose a check for at least $1,000 made out in the    Wells Fargo Funds Trust
full name and share class of the Fund.  For example,   PO Box 8266
"Corporate Bond Fund, Class B."                        Boston, MA
                                                       02266-8266

------------------------------------------------------
You may start your account with $100 if you elect
the Systematic Purchase plan option on the
application.
                                                       -------------------------
--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Make a check payable to the full name and share class  Mail to:
of your Fund for at least $100. Be sure to write your  Wells Fargo Funds Trust
account number on the check as well.                   PO Box 8266
                                                       Boston, MA
                                                       02266-8266
------------------------------------------------------
Enclose the payment stub/card from your statement if
available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
If you do not currently have an account, complete a    Mail to:
Wells Fargo Funds application. You must wire at least  Wells Fargo Fun
$1,000. Be sure to ds Trust indicate the Fund name and PO Box 8266
the share class into which you intend to invest.       Boston, MA
                                                       02266-8266
------------------------------------------------------
Mail the completed application.                        Fax to:
------------------------------------------------------
You may also fax the completed application (with       1-617-483-5765
original to follow). You must first call BFDS at
1-800-222-8222 to notify them of an incoming wire
trade.
--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least         Wire to:
$100 according to the instructions given to the        Wells Fargo Funds Trust
right.  Be sure to have the wiring bank include        c/o State Street Bank &
your current account number and the name your          Trust
account is registered in.                              Boston, MA
------------------------------------------------------

                                                       Bank Routing Number:
                                                       ABA 011 000028

                                                       Wire Purchase Account
                                                       Number:
                                                       9905-437-1

                                                       Attention:
                                                       Wells Fargo Funds (Name
                                                       of Fund and Share Class)

                                                       Account Name:
                                                       (Registration Name
                                                       Indicated on Application)
                                                      --------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Trust Account.
                                                                  Call:

Call Investor Services and instruct the representative to either: 1-800-222-8222
 .  transfer at least $1,000 from a linked settlement account, or
 .  exchange at least $1,000 worth of shares from an existing
   Wells Fargo Fund.  Please see "Exchanges" for special rules.
--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either: Call:
 .  transfer at least $100 from a linked settlement account, or    1-800-222-8222
 .  exchange at least $100 worth of shares from another Wells
   Fargo Fund.
--------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full
Redemption").
---------------------------------------------------------------
Make sure all the account owners sign the request.
---------------------------------------------------------------
You may request that redemption proceeds be sent to you by        Mail to:
check, by ACH transfer into a bank account, or by wire.  Please   Wells Fargo
call Investor Services regarding requirements for linking bank    Funds Trust
accounts or for wiring funds.  We reserve the right to charge a   PO Box 8266
fee for wiring funds although it is not currently our practice    Boston, MA
to do so.                                                         02266-8266
---------------------------------------------------------------
Signature Guarantees are required for mailed redemption
requests over $5,000.  You can get a signature guarantee at
financial institutions such as a bank or brokerage house.  We do not accept notarized signatures.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least $100.
Be prepared to provide your account number and Taxpayer
Identification Number.
----------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
----------------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by wire.
Please call Investor Services regarding requirements for
linking bank accounts or for wiring funds.  We reserve the
right to charge a fee for wiring funds although it is not         Call:
currently our practice to do so.                                  1-800-222-8222
----------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or
subsequently in writing.
----------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account.
We will not be liable for any losses incurred if we follow
telephone instructions we reasonably believe to be genuine.
----------------------------------------------------------------
Telephone requests are not accepted if the address on your
 account was changed by phone in the last 15 days.
--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
We determine the NAV of the funds each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time)/3:00 P.M. (Central time).
--------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
--------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
--------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

Exchanges

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .  Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .  Exchanges between Class B shares and the Wells Fargo Money Market Fund Class
   B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.
 .  Exchanges from any share class to a money market fund can only be re-
   exchanged for the original share class.
 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 . You may make exchanges between like share classes. You may also exchange from Class A or Class C shares to any non-institutional money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:
   .  must have a Fund account value at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus pay dividends monthly and make capital gains distributions annually.

We offer the following distribution options:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Tax-Free Income Fund and Municipal Money Market Fund attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

                             TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage
Funds.

-------------------------------------------------------------------------------
Wells Fargo Funds Trust               Predecessor Funds
-------------------------------------------------------------------------------
Corporate Bond Fund                   Stagecoach Corporate Bond Fund
-------------------------------------------------------------------------------
Stable Income Fund                    Norwest Advantage Stable Income Fund
-------------------------------------------------------------------------------
Income Plus Fund                      Stagecoach Strategic Income Fund
-------------------------------------------------------------------------------
Variable Rate Government Fund         Stagecoach Variable Rate Government Fund
-------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth

The increase in the value of a security.  See also "total return."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Stability of Principal
The degree to which share prices for a fund remain steady. Money market fund attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability or objective.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Bonds
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Back Cover

STAGECOACH FUNDS

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA 94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
           Taxable Income Funds
       Prospectus


Diversified Bond Fund    Please read this prospectus and keep it for
                         future reference.  It is designed to provide you
Stable Income Fund       with important information and to help you
                         decide if a Fund's goals match your own.
Strategic Income Fund
                         These securities have not been approved
                         or disapproved by the Securities and
                         Exchange Commission ("SEC"), nor has
                         the SEC passed upon the accuracy or
                         adequacy of this Prospectus.  Any
                         representation to the contrary is a
                         criminal offense.

Institutional Class      Fund shares are NOT deposits of Wells Fargo
                         Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation
                         ("FDIC") or any other governmental agency.
                         AN INVESTMENT IN A FUND INVOLVES
                         CERTAIN RISKS, INCLUDING POSSIBLE
                         LOSS OF PRINCIPAL.

Inside Front Cover

Table of Contents

Overview                           Objectives and Principal
                                    Strategies
This section contains              Important Risks
important summary                  Performance History
information about the              Summary of Expenses
Funds.

-------------------------------------------------------------------------------

The Funds                          Diversified Bond Fund
                                   Stable Income Fund
This section contains              Strategic Income Fund
important information              General Investment Risks
about the individual               Organization and Management of the Funds
Funds.

-------------------------------------------------------------------------------

Your Account

Turn to this section for           Your Account
information on how to              How to Buy Shares
buy and sell Fund                  Selling Shares
shares.                            Exchanges
                                   Additional Services and
                                   Other Information
                                   Table of Predecessors

-------------------------------------------------------------------------------

                                   Glossary

                    WELLS FARGO FUNDS TRUST TAXABLE INCOME
                                FUNDS OVERVIEW

Diversified Bond Fund

Objective
Seeks to provide total return by diversifying its investments among different fixed income styles.

Principal Strategy
We invest in debt securities while using a "multi-style" approach.

Stable Income Fund

Objective
Seeks to maintain stability of principal while providing low volatility.

Principal Strategy
We invest in short-term Investment Grade Securities which includes mortgage-backed securities and U.S. Government Obligations.

Strategic Income Fund

Objective
Seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed income investments and stocks.

Principal Strategy
We invest in fifteen (15) portfolios for principal safety.

Summary Of Important Risks

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Common Risks for the Funds

Equity Securities. The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts ("ADRs") and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

Fixed-Income Securities. The Funds may invest in debt instruments, such as notes and bonds, which are subject to credit risk and interest rate risk.
Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayment" result in an early return of principal that is then reinvested at what is likely to be a lower yield. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

Performance History

The Funds in this Prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

---------------------------------------------------------------------------
                               Diversified  Stable Income  Strategic
                               Bond Fund    Fund           Income Fund
---------------------------------------------------------------------------
Minimum sales charge (load)
  imposed on purchases (as
  a percentage of
  offering price)                  None           None            None
---------------------------------------------------------------------------
Maximum deferred sales
  charge (load)
  (as a percentage of
  purchase price)                  None           None            None
---------------------------------------------------------------------------


Annual Fund Operating Expenses (Expenses that are deducted from
Fund Assets)
---------------------------------------------------------------------------

                    Diversified      Stable      Strategic
                     Bond Fund    Income Fund   Income Fund
-------------------------------------------------------------------
Management Fees          0.50%          0.50%         0.50%
-------------------------------------------------------------------
Distribution
(12b-1) Fees             0.00%          0.00%         0.00%
-------------------------------------------------------------------
Other Expenses/1/        0.28%          0.28%         0.28%
-------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES              0.78%          0.78%         0.78%
-------------------------------------------------------------------
Fee Waivers/2/           0.03%          0.03%         0.03%
-------------------------------------------------------------------
NET EXPENSES             0.75%          0.75%         0.75%
-------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Summary of Expenses

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-------------------------------------------------------------------

             Diversified Bond        Stable          Strategic
                    Fund             Income Fund     Income  Fund
-------------------------------------------------------------------

-------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------


You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

-------------------------------------------------------------------

             Diversified Bond        Stable          Strategic
                    Fund             Income Fund     Income  Fund
-------------------------------------------------------------------

-------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Diversified Bond Fund

Investment Objective
The Fund's investment objective is to provide total return by diversifying its investments among different fixed income investment styles.

Investment Policies
The Fund uses a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines the different fixed income investment styles of 3 portfolios
- Managed Fixed Income style, Strategic Value Bond style, and Positive Return style.

Permitted Investments
Under normal market conditions, we invest in:
 .  debt securities;
 .  U.S. Government obligations
 .  mortgage or asset-backed securities
 .  dollar-denominated debt of U.S. branches of foreign banks.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Diversified Bond Fund is a "gateway" fund in a "core/gateway" structure. In this structure, a "gateway" fund invests all of its assets in various "core" portfolios that assist the Fund to achieve its investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the core portfolios in which it invests.

Portfolio Manager

[Needs to be inserted]

Stable Income Fund

Investment Objective
The Stable Income Fund seeks to maintain stability of principal while providing low volatility total return.

Investment Policies
The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government securities and the debt securities of financial institutions, corporation and others.

Permitted Investments
Under normal market conditions, we invest in:

 .  mortgage-backed securities to no more than 65% of its total assets;
 .  other types of asset-backed securities to not more than 25% of its total assets;
 .  mortgage-backed securities that are not U.S. Government securities to not more than 25% of its total assets; and
 .  U.S. Government securities to not more than 50% of its total assets.

The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

Important Risk Factors
To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Fund is a "gateway" fund in a "core/gateway" structure. In this structure, a "gateway" fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the core portfolio.

Portfolio Manager

[Needs to be inserted]

Strategic Income Fund

Investment Objective
The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

Investment Policies
The Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund emphasizes stability of principal. The Fund currently invests in 15 Portfolios.

The Fund invests the fixed income portion of its portfolio in: the same 3 Portfolios as Diversified Bond Fund; in Stable Income Portfolio; and Money Market Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's investments. The equity portion of the Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle.

Permitted Investments
Under normal market conditions, we invest in:

 .  corporate government bonds;
 .  a wide range of income producing securities;
 .  debt securities that are below investment grade including high risk securities; and
 .  foreign issues.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. We may also, for defensive purposes, invest without limit in cash, short-term debt and equity securities of U.S. companies when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and capital appreciation.

Important Risk Factors
The percentage of the Fund's assets invested in different styles of Portfolios may temporarily deviate from the Fund's current allocation due to changes in market values. The Advisor will effect transactions periodically to reestablish the current allocation.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Core/Gateway Structure
The Strategic Income Fund is a "gateway" fund in a "core/gateway" structure. In this structure, a "gateway" fund invests all of its assets in various "core" portfolios that assist the Fund to achieve its investment objective. Gateway funds investing in various core portfolios can enhance their investment opportunities and reduce their expenses through sharing the costs of managing a large pool of assets. References to the investment activities of the Fund also refer to the core portfolios in which it invests.

Portfolio Managers

[Needs to be inserted]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .  Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. To the extent a Fund's assets are so invested, they may cause a Fund to not achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.

 . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extensive risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

 . The market value of lower-rated debt securities and unrated securities of comparable quality that the Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

-------------------------------------------------------------------------------------
Investment Practice                                          Risk
-------------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either     Interest Rate and
on a schedule or when an index or benchmark changes.         Credit Risk
-------------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees       Credit and
to buy back a security at an agreed upon time and price,     Counter-Party Risk
usually with interest.
-------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual         Market Risk
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
-------------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a         Information, Political,
foreign government in the form of an ADR                     Regulatory,
or similar instrument.                                       Diplomatic, Liquidity
                                                             and Currency Risk
-------------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may or     Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
-------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers       Credit, Counter-Party
and financial institutions to increase return on those       and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
-------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary               Leverage Risk
purposes to meet shareholder redemptions.
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                       Risk
--------------------------------------------------------------------------------

Illiquid Securities

A security that cannot be readily sold, or cannot be      Liquidity Risk
readily sold without negatively affecting its fair price.
Limited to 15% of total assets (10% for money market funds).

--------------------------------------------------------------------------------

Options

The right or obligation to receive or deliver a security  Credit, Information or cash payment depending on the security's price or the and Liquidity Risk performance of an index or benchmark. Types of options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
--------------------------------------------------------------------------------

Forward Commitments, When-Issued Securities

Delayed Delivery Transactions                             Interest Rate,
Securities bought or sold for delivery at a later date    Leverage, Credit and
or bought or sold for a fixed price at a fixed date.      Experience Risk

Mortgage- and Asset-Backed Securities

Securities consisting of an undivided fractional          Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage    Prepayment and
loans, car loans, credit card debt, or receivables held   Experience Risk
in trust.
--------------------------------------------------------------------------------

High Yield Securities

Debt securities of lower quality that produce generally   Interest Rate and
higher rates of return.  These securities, also known as  Credit Risk
"junk bonds", tend to be more sensitive to economic conditions and during sustained periods of rising interest rates, may experience interest and/or principal defaults.

--------------------------------------------------------------------------------

Stripped Obligations

Securities that give ownership to either future           Interest Rate Risk
payments of interest or a future payment of principal, but not both. These securities tend to have greater interest rate sensitivity than conventional debt.

--------------------------------------------------------------------------------

Loan Participations

Debt obligations that represent a portion of a larger     Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

Organization and Management of the Funds

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

  ----------------------------------------------------------------------------
                                BOARD OF TRUSTEES
  ----------------------------------------------------------------------------
                       Supervises the Funds' activities
  ----------------------------------------------------------------------------
                                       .
  ----------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
  ----------------------------------------------------------------------------
    Wells Fargo Bank, N.A.                  Norwest Bank Minnesota, N.A.
    525 Market St., San Francisco, CA       6th St., & Marquette,
                                            Minneapolis, MN
    Manages the Funds' investment
    activities                              Provides safekeeping for the
                                            Funds' assets
  ----------------------------------------------------------------------------
                                      .
  ----------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
  ----------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                   Manages the Funds' investment activities
  ----------------------------------------------------------------------------
                                       .
  ----------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
  ----------------------------------------------------------------------------

    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various
                       N.A.                                      Agents
    111 Center St.     525 Market St.       Two Heritage Drive
    Little Rock, AR    San Francisco, CA    Quincy, MA
    Markets the Funds  Manages the          Maintains records    Provide
    and distributes    Funds' business      of shares and        services to
    shares             activities           supervises the       customers
                                            paying of dividends
  ----------------------------------------------------------------------------
                                      .
  ----------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  ----------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
  ----------------------------------------------------------------------------
                                      .
  ----------------------------------------------------------------------------
                                 SHAREHOLDERS
  ----------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services for the Stable Income Fund, Wells Fargo is entitled to receive a fee of .50% of the Fund's average annual net assets.

The Diversified Bond and Strategic Income Funds are gateway Funds that invest in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of .25% of each Fund's average annual net assets for investment advisory services, including the determination of the asset allocation of each Fund's investments in various core portfolios. Wells Fargo Bank also acts as the Advisor to, and is entitled to receive a fee from, each core portfolio. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios. The charts below lists the advisory fees charged at the core level for each core portfolio in which the Funds invest.

     --------------------------------------------------------------------------------
                                  DIVERSIFIED BOND FUND
     --------------------------------------------------------------------------------
     Core Portfolio                             Advisory Fee          Sub-Advisor
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________

     ________________________________________________________________________________
                                  STRATEGIC INCOME FUND
     ________________________________________________________________________________
     Core Portfolio                      Advisory Fee          Sub-Advisor
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________
     ________________________________________________________________________________

The Sub-Advisor

Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the funds. As of December 31, 1998, WCM provided investment advice for assets aggregating in excess of $39 billion.

The Administrator

Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day at 1:00 p.m. (Pacific Time). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices.
     See the Statement of Additional Information for further disclosure.
 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .    The funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments:
 .    Institutional Shares require a mimimum initial investment of $2,000,000 and have no minimum subsequent investment requirement.

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 .    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 .    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 .    The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and
 .    Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

Selling Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
We determine the NAV of the funds each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time). Redemption proceeds are usually wired to the redeeming Institution the following business day.
--------------------------------------------------------------------------------
Redemption proceeds are usually wired to the redeeming Institution the following business day.
--------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
--------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

Exchanges

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .    Exchanges from any share class to a money market fund can only be re-
     exchanged for the original share class.
 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 .    You may make exchanges only between like share classes.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 .    Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

     .    must have a Fund account value at $10,000 or more;
     .    must have your distributions reinvested; and
     .    may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus pay dividends monthly and make capital gains distributions annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Tax-Free Income Fund and Municipal Money Market Fund attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

                             TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage
Funds.

--------------------------------------------------------------------------------
Wells Fargo Funds Trust                 Predecessor Funds
--------------------------------------------------------------------------------
Diversified Bond Fund                   Norwest Advantage Diversified Bond Fund
--------------------------------------------------------------------------------
Stable Income Fund                      Norwest Advantage Stable Income Fund
--------------------------------------------------------------------------------
Strategic Income Fund                   Norwest Advantage Strategic Income Fund
--------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such a the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering
The first time a company's stock is offered for sale to the public.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Back Cover

WELLS FARGO FUNDS TRUST FUNDS

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:

[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-09253 NOT FDIC INSURED -
NO BANK GUARANTEE - MAY LOSE VALUE
WFFT T I P (8/99)

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 24, 1999

                              CORPORATE BOND FUND
                             DIVERSIFIED BOND FUND
                               INCOME PLUS FUND
                              STABLE INCOME FUND
                             STRATEGIC INCOME FUND
                         VARIABLE RATE GOVERNMENT FUND


               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Corporate Bond, Diversified Bond, Income Plus, Stable Income, Strategic Income and Variable Rate Government Funds. Each Fund offers Class A shares except for the Diversified Bond and the Strategic Income Funds which only offer Institutional Class shares. The Corporate Bond, Stable Income and Income Plus Funds offer Class B shares and the Corporate Bond and Income Plus Funds also offer Class C shares. This SAI relates to all of the above-described classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated May 25, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
Historical Fund Information..............................................

Investment Restrictions..................................................

Additional Permitted Investment Activities and Associated Risks..........

Management...............................................................

Performance Calculations.................................................

Determination of Net Asset Value.........................................

Additional Purchase and Redemption Information...........................

Portfolio Transactions...................................................

Fund Expenses............................................................

Federal Income Taxes.....................................................

Capital Stock............................................................

Other....................................................................

Counsel..................................................................

Independent Auditors.....................................................

Appendix.................................................................  A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The Corporate Bond Fund will commence operations on September 17, 1999, as successor to the Corporate Bond Fund of Stagecoach. The predecessor Stagecoach Corporate Bond Fund commenced operations on April 1, 1998 as a Fund of the Company.

     The Stable Income Fund will commence operations on September 17, 1999, as successor to the Stable Income Fund of Norwest. The predecessor Norwest Stable Income Fund commenced operations on November 9, 1994.

     The Income Plus Fund will commence operations on September 17, 1999, as successor to the Strategic Income Fund of Stagecoach. The predecessor Stagecoach Strategic Income Fund commenced operations on July 13, 1998 as a Fund of the Company.

     The Variable Rate Government Fund will commence operations on September 17, 1999, as successor to the Variable Rate Government Fund of Stagecoach. The predecessor Stagecoach Variable Rate Government Fund commenced operations on December 12, 1997, as successor to the Variable Rate Government Fund of Overland. The predecessor Fund commenced operations on November 1, 1990. On July 23, 1997, the Boards of Directors approved an Agreement and Plan of Consolidation providing for the transfer of the Overland Portfolio to the Fund.

     The Diversified Bond Fund will commence operations on September 17, 1999, as successor to the Diversified Bond Fund of Norwest. The predecessor Norwest Diversified Bond Fund commenced operations on December 31, 1982.

     The Strategic Income Fund will commence operations on September 17, 1999, as successor to the Strategic Income Fund of Norwest. The predecessor Norwest Strategic Income Fund commenced operations on April 30, 1989.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to
Section 12 of the 1940 Act and the rules thereunder;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Income Equity Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. [A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.]

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Corporate Bond, Income Plus and Variable Rate Government Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. These Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment Grade Investments
     ----------------------------------

     The Corporate Bond and Income Plus Funds may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

     Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. The Funds invests no more than 25% in bonds that are below investment grade. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Corporate Bond and Income Plus Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Corporate Bond, Income Plus, Stable Income and Diversified Bond Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such

Fund's portfolio. No Fund will invest more than [15%] of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     The Corporate Bond, Strategic Income and Variable Rate Government Funds may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income [check]. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 15% of its net assets in illiquid securities.

     Interest Rate Protection Transactions
     -------------------------------------

     To manage its exposure to different types of investments, the Stable Income and Diversified Bond Funds may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens or any of their affiliates.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by

GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Short-Intermediate U.S. Government Income Fund and Intermediate Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Unrated Investments
     -------------------

     The Corporate Bond, Income Plus and Diversified Bond Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moodys and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S.

Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Dividend Bond, Stable Income and Strategic Income Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                                       Principal Occupations
Name, Age and Address              Position            During Past 5 Years
---------------------              --------            -------------------
*Robert C. Brown, 65               Trustee             Director, Federal Farm Credit Banks Funding
1431 Landings Place                                    Corporation and Farm Credit System
Sarasota, FL 34231                                     Financial Assistance Corporation since
                                                       February 1993.

Donald H. Burkhardt, 70            Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                 Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                   University, Calloway School of Business and
Winston-Salem, NC  27104                               Accountancy since 1994; previously Associate
                                                       Professor of Finance.

Peter G. Gordon, 56                Trustee             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                               Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                         Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72              Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

Richard M. Leach, 63               Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                          financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54               Trustee             Private Investor/Real Estate Developer;
Four Beaufain Street                                   Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45               Trustee             Senior Counselor to the public relations firm
500 North State Street                                 of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                       Fellow at the Humphrey Institute, Minneapolis,
                                                       Minnesota (a public policy organization) since
                                                       January 1995.

Richard H. Blank, Jr., 42          Chief Operating     Vice President of Stephens Inc.; Director of
                                   Officer,            Stephens Sports Management Inc.; and Director
                                   Secretary and       of Capo Inc.
                                   Treasurer

                              Compensation Table
                              ------------------
                           [As of [ ______,__ 1999]

                                                           Total Compensation
                            Aggregate Compensation           from Registrant
Name and Position              from Registrant              and Fund Complex
-----------------              ---------------              ----------------
Robert C. Brown
    Trustee

Donald Burkhardt
    Trustee

Jack S. Euphrat
    Trustee

Thomas S. Goho
    Trustee

Peter G. Gordon
    Trustee

W. Rodney Hughes
    Trustee

Richard M. Leach
    Trustee

J. Tucker Morse
    Trustee

Timothy J. Penny
    Trustee

     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                     Annual Rate
Fund                                        (as percentage of net assets)
----                                        -----------------------------

Corporate Bond                                           .50%
Diversified Bond                                [to be inserted later]
Income Plus                                              .60%
Stable Income                                   [to be inserted later]
Strategic Income                                [to be inserted later]
Variable Rate Government                                 .50%

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to the Corporate Bond, Income Plus and Variable Rate Government Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee as follows:

-----------------------------------------------------------------------------------------------
Corporate Bond, Income Plus and Variable Rate     .15% of the first $400 million of the Funds'
Government Funds                                  average daily net assets, .125 of the next
                                                  $400 million and .10% of net assets over $800
                                                  million annually.
-----------------------------------------------------------------------------------------------
Diversified Bond Fund                             [to be inserted]
-----------------------------------------------------------------------------------------------
Stable Income Fund                                [to be inserted]
-----------------------------------------------------------------------------------------------
Strategic Income Fund                             [to be inserted]
-----------------------------------------------------------------------------------------------

     Portfolio Managers.
     ------------------

     [TO BE INSERTED]

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of .15% of average daily net assets on an annual basis.

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Funds may pay Stephens up to .75% of the average daily net assets attributable to the Class B and Class C shares of the Funds as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan for
     ---------------------------
the Class A, Class B and Class C shares of the Funds, as applicable, and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested periods" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of .02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     Transfer and Dividend Disbursing Agent.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [.04% of the average daily net assets of each such account on an annual basis].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Yield Calculations:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                      Cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The

Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing

Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of

Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trustees may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Additional Considerations for the Tax-Free Income Fund.  If at least 50% of
     ------------------------------------------------------
the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Tax-Free Income Fund intends to so qualify and is designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by the Tax-Free Income Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or from net investment income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Tax-Free Income Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Exempt Income Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the Tax-Free Income Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Tax-Free Income Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Tax-Free Income Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Tax-Free Income Fund's expenses in computing their AMT. With respect to a corporate shareholder of the Tax-Free Income Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisors.

     Shares of the Tax-Free Income Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are four of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of May 25, 1999, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF [MAY 25, 1999]
                       --------------------------------

                                                              Type of         Percentage    Percentage
     Fund                     Name and Address               Ownership         of Class     of Portfolio
     ----                     ----------------               ---------         --------     ------------
CORPORATE BOND

  Class A                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

  Class B                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

  Class C                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

DIVERSIFIED
  BOND FUND

  Institutional Class     Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201
INCOME PLUS

  Class A                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

  Class B                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

  Class C                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201
STABLE INCOME

  Class A                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

  Class B                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

  Institutional Class     Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201
STRATEGIC
  INCOME FUND

  Institutional Class     Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201
VARIABLE RATE
  GOVERNMENT

  Class A                 Stephens Inc.                  Record
                          111 Center Street
                          Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
           Tax-Free Income Funds
       Prospectus


Arizona Tax-Free Fund    Please read this prospectus and keep it for
                         future reference. It is designed to provide you
California Tax-Free      with important information and to help you
 Fund                    decide if a Fund's goals match your own.

California Limited Term  These securities have not been approved
 Tax-Free Fund           or disapproved by the Securities and
                         Exchange Commission ("SEC"), nor has
Colorado Tax-Free Fund   the SEC passed upon the accuracy or
                         adequacy of this Prospectus.  Any
Minnesota Tax-Free       representation to the contrary is a
 Fund                    criminal offense.

Oregon Tax-Free Fund

                         Fund shares are NOT deposits of Wells Fargo
                         Bank, N.A. ("Wells Fargo Bank") or any of
                         its affiliates. Fund shares are NOT insured or
Class A, Class B and     guaranteed by the U.S. Government, the Federal
 Class C                 Deposit Insurance Corporation
                         ("FDIC") or any other governmental agency.
                         AN INVESTMENT IN A FUND INVOLVES
                         CERTAIN RISKS, INCLUDING POSSIBLE
                         LOSS OF PRINCIPAL.

Inside Front Cover

Table of Contents

Overview                       Objectives and Principal
                                Strategies
This section contains          Important Risks
important summary              Performance History
information about the          Summary of Expenses
Funds.

--------------------------------------------------------------------------

The Funds                      Arizona Tax-Free Fund
                               California Tax-Free Fund
This section contains          California Limited Term Tax-Free Fund
important information          Colorado Tax-Free Fund
about the individual           Minnesota Tax-Free Fund
Funds.                         Oregon Tax-Free Fund

                               General Investment Risks
                               Organization and Management
                                 of the Funds

--------------------------------------------------------------------------

Your Investment

Turn to this section for       A Choice of Share Classes
information on how to          Reduced Sales Charges
buy and sell Fund              Your Account
shares.                        How to Buy Shares
                               Selling Shares
                               Exchanges
                               Additional Services and
                                 Other Information
                               Table of Predecessors

--------------------------------------------------------------------------

                                   Glossary

                        TAX-FREE INCOME FUNDS OVERVIEW

Arizona Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Arizona personal income tax.

Principal Strategy
We invest in municipal obligations of various maturity lengths with interest that is exempt from federal income tax and Arizona personal income tax.

California Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, by investing in medium and long-term investment grade municipal securities.

Principal Strategy
We invest in municipal obligations of various maturity lengths, but we primarily invest in securities with remaining maturities of 2 to 10 years (medium-term) or ten years or longer (long-term), with interest that is exempt from federal income tax and California personal income tax.

California Limited Term Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Principal Strategy
We invest in municipal obligations of various maturity lengths, but we primarily invest in securities with remaining maturities of less than 2 years (short-term) or 2 years to 10 years (medium-term), with interest that is exempt from federal income tax and California personal income tax.

Colorado Tax-Free Fund

Investment Objective
The Fund seeks to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes consistent with the preservation of capital.

Principal Strategy
We invest substantially all of the Fund's assets in investment grade municipal obligations of various maturity lengths issued by the State of Colorado and its subdivisions, authorities, instrumentalities and corporations, and territories and possessions of the United States.

Minnesota Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Minnesota state income tax, without assuming undue risk.

Principal Strategy
We invest substantially all of the Fund's assets in investment grade municipal obligations of various maturity lengths issued by the State of Minnesota and its subdivisions, authorities, instrumentalities and corporations, and territories and possessions of the United States.

Oregon Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Oregon personal income tax.

Principal Strategy
We invest in municipal obligations of various maturity lengths with interest that is exempt from federal income tax and Oregon personal income tax.

SUMMARY OF IMPORTANT RISKS

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus, under General Investment Risks beginning on page __ and the Fund's Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Common Risks for the Funds

 The Funds may invest in debt instruments, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 The Funds invest in municipal obligations that rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

 Although we strive to invest in municipal obligations and other securities whose interest is exempt from federal income taxes, some distribution income earned may be subject to the federal alternative minimum tax ("AMT").

 Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

 Each Fund is considered non-diversified according to the Investment Company Act of 1940, as amended ("the 1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

FUND-SPECIFIC RISKS

 Minnesota Tax-Free Fund
 The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal obligations.

 Performance History
 The Funds in this Prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

----------------------------------------------------------------------------

                                 All Funds      All Funds    All Funds
                                  Class A        Class B      Class C
----------------------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as
   a percentage of
   offering price)                 4.50%          None           None
----------------------------------------------------------------------------
Maximum deferred sales
   charge (load)
   (as a percentage of            None/1/         5.00%          1.00%
   purchase price)
----------------------------------------------------------------------------

__________________
/1/ We will assess a 1.00% CDSC on Class A shares purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Annual Fund Operating Expenses (Expenses that are deducted from
 Fund assets)

-------------------------------------------------------------------------------------------------------------------------------

                                                         California                  California Limited Term     Colorado
                          Arizona Tax-Free Fund         Tax-Free Fund                     Tax-Free Fund        Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------------------
                            Class       Class         Class       Class       Class          Class            Class     Class
                              A           B             A           B           C              A                A         B
-------------------------------------------------------------------------------------------------------------------------------
Management Fees              0.40%       0.40%         0.40%       0.40%       0.40%           0.40%           0.40%       0.40%
-------------------------------------------------------------------------------------------------------------------------------
Distribution  (12b-1) Fees   0.00%       0.75%         0.00%       0.75%       0.75%           0.00%           0.00%       0.75%
-------------------------------------------------------------------------------------------------------------------------------
Other Expenses/1/            0.53%       0.53%         0.53%       0.53%       0.53%           0.53%           0.53%       0.53%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES                  0.93%       1.68%         0.93%       1.68%       1.68%           0.93%           0.93%       1.68%
-------------------------------------------------------------------------------------------------------------------------------
Fee Waivers/2/               0.13%       0.13%         0.13%       0.13%       0.13%           0.13%           0.13%       0.13%
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                 0.80%       1.55%         0.80%       1.55%       1.55%           0.80%           0.80%       1.55%
-------------------------------------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the date of this Prospectus. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

-------------------------------------------------------------------------
                     Minnesota Tax-Free Fund         Oregon Tax-Free Fund
-------------------------------------------------------------------------
                      Class       Class               Class       Class
                        A           B                   A           B
------------------------------------------------------------------------
Management Fees           0.40%    0.40%                0.40%      0.40%
------------------------------------------------------------------------
Distribution (12b-1) Fees 0.00%    0.75%                0.00%      0.75%
------------------------------------------------------------------------
Other Expenses/1/         0.53%    0.53%                0.53%      0.53%
------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES               0.93%    1.68%                0.93%      1.68%
------------------------------------------------------------------------
Fee Waivers/2/            0.13%    0.13%                0.13%      0.13%
------------------------------------------------------------------------
NET EXPENSES              0.80%    1.55%                0.80%      1.55%
------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

----------------------------------------------------------------------------------------------------------------------------------
                                                        California Tax-Free     California Limited Term
                         Arizona Tax-Free Fund                 Fund                Tax-Free Fund          Colorado Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------------
                         Class           Class      Class      Class      Class        Class               Class         Class
                           A               B          A          B          C            A                   A             B
----------------------------------------------------------------------------------------------------------------------------------
1 YEAR
----------------------------------------------------------------------------------------------------------------------------------
3 YEARS
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
             Minnesota Tax-Free Fund       Oregon Tax-Free Fund
---------------------------------------------------------------------------------------
               Class        Class          Class           Class
                 A            B              A               B
---------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

--------------------------------------------------------------------------------------------------------------------------
                                                 California Tax-Free   California Limited Term       Tax-Free Fund
                   Arizona Tax-Free Fund                Fund                Tax-Free Fund               Colorado
--------------------------------------------------------------------------------------------------------------------------
                     Class        Class           Class      Class      Class        Class          Class     Class
                       A            B               A          B          C            A              A         B
--------------------------------------------------------------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
             Minnesota Tax-Free Fund       Oregon Tax-Free Fund
--------------------------------------------------------------------------------------------
               Class        Class           Class        Class
                 A            B               A            B
--------------------------------------------------------------------------------------------
1 YEAR
--------------------------------------------------------------------------------------------
3 YEARS
--------------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Arizona Tax-Free Fund

Investment Objective
The Arizona Tax-Free Fund seeks to provide investors with current income exempt from federal income tax and Arizona personal income tax.

Investment Policies
We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .  at least 65% of our assets in municipal obligations that pay interest exempt from Arizona personal income tax; and
 . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations ("NRRO").

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

California Tax-Free Fund

Investment Objective
The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

Investment Policies
We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .  at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and . in municipal obligations rated in the four highest credit categories by
   NRROs.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment decision.

Portfolio Managers
[to be inserted]

California Limited Term Tax-Free Fund

Investment Objective
The California Limited Term Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Investment Policies
We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (medium-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .  at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and . in municipal obligations rated in the four highest credit categories by
   NRROs.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Colorado Tax-Free Fund

Investment Objective
The Colorado Tax-Free Fund seeks to provide investors with a high level of current income exempt from both federal and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

Investment Policies
The Fund normally invests substantially all of its assets in investment grade municipal obligations issued by the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States.

The Advisor expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal obligations paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.

Permitted Investments
As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations paying interest exempt from both federal and Colorado state income taxes. The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary depending on the Fund's investment objective, the Advisor's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

The yields of Colorado municipal obligations depend on, among other things, conditions in the Colorado municipal obligations market and fixed-income markets generally, the size of a particular offering, the maturity of the securities, and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Colorado. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page ___ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Minnesota Tax-Free Fund

Investment Objective
The Minnesota Tax-Free Fund seeks to provide investors with a high level of current income exempt from both federal and Minnesota state income taxes without assuming undue risk.

Investment Policies
The Fund normally invests substantially all (and always at least 75% of) its assets in investment grade municipal obligations issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Advisor expects that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted average maturity could be higher or lower.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments either to maintain liquidity of for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

The Fund emphasizes investments in municipal obligations paying interest income rather than maintaining the Fund's stability of net asset value.

Permitted Investments
As a fundamental policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from both federal and Minnesota state income taxes. The Fund may invest in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government.

The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations.

Important Risk Factors
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary depending on the Fund's investment objective, the Advisor's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

The yields of Minnesota municipal obligations depend on, among other things, conditions in the Minnesota municipal obligations market and fixed-income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal obligations with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. These securities generally involve more credit risk.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page ___ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Oregon Tax-Free Fund

Investment Objective
The Oregon Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and Oregon personal income tax.

Investment Policies
We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

 . at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;

 . at least 65% of our assets in municipal obligations that pay interest exempt from Oregon personal income tax; and

 . in municipal obligations rated in the four highest credit categories by NRROs.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds Trust Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . Each Fund may continue to hold debt-instruments that cease to be rated by a NRROs or whose ratings fall below the levels generally permitted for such Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.

 . The Funds may invest a portion of their assets in U.S. Government obligations such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. To the extent a Fund's assets are so invested, they may cause a Fund not to achieve its investment objective. This practice is expected to have limited, if any, effect on the Fund's pursuit of their objectives over the long term.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that an interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------
Investment Practice                                       Risk
--------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either  Interest Rate and
on a schedule or when an index or benchmark changes.      Credit Risk
--------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees    Credit and
to buy back a security at an agreed upon time and price,  Counter-Party Risk usually with interest.
--------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual      Market Risk
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
--------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a      Information, Political
foreign government in the form of an American             Regulatory,
Depositary Receipt or similar instrument.                 Diplomatic, Liquidity
                                                          and Currency Risk
--------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may or  Liquidity Risk may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
--------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers    Credit, Counter-Party
and financial institutions to increase return on those
securities.  Loans may be made up to 1940 Act limits      and Leverage Risk
(currently 33 1/3% of total assets).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                       Risk
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary            Leverage Risk
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
Illiquid Securities                                       Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price. Limited to 15% of total assets (10% for money
market funds).
--------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a           Credit, Information
security or cash payment depending on the security's      and Liquidity Risk
or cash payment depending on the security's price or
the performance of an index or benchmark. Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
--------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
Delayed Delivery Transactions                             Interest Rate,
Securities bought or sold for delivery at a later date    Leverage, Credit and
or bought or sold for a fixed price at a fixed date.      Experience Risk
-------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional          Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage    Prepayment and
loans, car loans, credit card debt, or receivables held   Experience Risk
in trust.
--------------------------------------------------------------------------------
High Yield Securities
Debt securities of lower quality that produce generally   Interest Rate and
higher rates of return.  These securities, also known as  Credit Risk
"junk bonds", tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience interest and/or principal
defaults.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                          Risk
--------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future              Interest Rate Risk
payments of interest or a future payment of
principal, but not both.  These securities tend to have
greater interest rate sensitivity than conventional debt
--------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of a larger        Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

Wells Fargo Funds Trust ("Funds Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of Funds Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. Each Fund is one of over 60 Funds of Funds Trust.

Funds Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

The Board of Trustees of Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

  ----------------------------------------------------------------------------
                                BOARD OF TRUSTEES
  ----------------------------------------------------------------------------
                         Supervises the Funds' activities
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
  ----------------------------------------------------------------------------
            Wells Fargo Bank, N.A.             Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA      6th & Marquette, Minneapolis, MN
        Manages the Funds' investment          Provides safekeeping for the
                  activities                          Funds' assets
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                              INVESTMENT SUB-ADVISOR
  ----------------------------------------------------------------------------
                      Wells Capital Management Incorporated
                                  525 Market St.
                                San Francisco, CA
                     Manages the Funds' investment activities
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------

                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
  ----------------------------------------------------------------------------

    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various
    111 Center St.     N.A.                 Two Heritage Drive   Agents
    Little Rock, AR    525 Market St.       Quincy, MA
    Markets the Funds  San Francisco, CA    Maintains records
    and distributes    Manages the          of shares and        Provide
    shares             Funds' business      supervises the       services to
                       activities           paying of dividends  customers
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  ----------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                   SHAREHOLDERS
  ----------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive the following fees:

Arizona Tax-Free Fund                                     .40%
-----------------------------------------------------------------
California Tax-Free Fund                                  .40%
-----------------------------------------------------------------
California Limited Term Tax-Free Fund                     .40%
-----------------------------------------------------------------
Colorado Tax-Free Fund                                    .40%
-----------------------------------------------------------------
Minnesota Tax-Free Fund                                   .40%
-----------------------------------------------------------------
Oregon Tax-Free Fund                                      .40%
-----------------------------------------------------------------

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for each of the Funds. As of December 31, 1998, WCM provided investment advice for assets in excess of $39 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .15% of each Fund's assets up to the first $400 million, .125% of the next $400 million in assets, and .10% of all assets over $800 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Trust's Trustees. For providing these services, Wells Fargo Bank is entitled to receive a fee of up to .15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For providing these services, the shareholder servicing agents will receive .25% in fees.

A Choice of Share Classes
After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    Class A Shares - with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 .    Class B Shares - with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

 .    Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are available for the California Tax-Free Fund only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge.
Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

---------------------------------------------------------------------------------------------------------
                                    CLASS A SHARES LISTED IN THIS PROSPECTUS
                                    HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
---------------------------------------------------------------------------------------------------------
                              FRONT-END SALES            FRONT-END SALES                DEALER
                                CHARGE AS %                CHARGE AS %                ALLOWANCE
         AMOUNT                  OF PUBLIC                OF NET AMOUNT             AS % OF PUBLIC
      OF PURCHASE              OFFERING PRICE               INVESTED                OFFERING PRICE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Less than $50,000                  5.75%                      6.10%                     5.00%
---------------------------------------------------------------------------------------------------------
$50,000 to $99,999                 4.75%                      4.99%                     4.00%
---------------------------------------------------------------------------------------------------------
$100,000 to $249,999               3.75%                      3.90%                     3.00%
---------------------------------------------------------------------------------------------------------
$250,000 to $499,999               2.75%                      2.83%                     2.25%
---------------------------------------------------------------------------------------------------------
$500,000 to $999,999               2.00%                      2.04%                     1.75%
---------------------------------------------------------------------------------------------------------
$1,000,000 and over/1/             0.00%                      0.00%                     1.00%
---------------------------------------------------------------------------------------------------------

/1/ We will assess a 1.00% CDSC on Class A shares purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------------------------
                 CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                     THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------------------------
REDEMPTION WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
--------------------------------------------------------------------------------------------------
                     5.00%    4.00%     3.00%     3.00%     2.00%     1.00%     0.00%     A shares
--------------------------------------------------------------------------------------------------

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares received in the reorganization of the Stagecoach Funds are subject to the above CDSC schedule based on the purchase date(s) of the Stagecoach shares, and such shares convert to Class A shares automatically after six years.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

------------------------------------------------------------------------------------
        CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES
  PURCHASED PRIOR TO MARCH 3, 1997 HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
------------------------------------------------------------------------------------
REDEMPTION WITHIN      1 YEAR    2 YEARS    3 YEARS   4 YEARS    5 YEARS    6 YEARS
------------------------------------------------------------------------------------
CDSC                   3.00%     2.00%      1.00%     1.00%      0.00%      0.00%
------------------------------------------------------------------------------------

  Class B shares received in the reorganization of the Norwest
  Advantage Funds, are subject to the following sales charge schedules on the exchanged shares:



--------------------------------------------------------------------------------------------------------------------
Norwest Advantage Income Funds
--------------------------------------------------------------------------------------------------------------------
REDEMPTION WITHIN          1 YEAR     2 YEARS     3 YEARS     4 YEARS      5 YEARS      6 YEARS       7 YEARS
--------------------------------------------------------------------------------------------------------------------
                           3.0%       2.0%        2.0%        1.0%         0.0%         0.0%          A Shares
--------------------------------------------------------------------------------------------------------------------

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions:  [Please confirm]

 . You pay no sales charges on Fund shares you buy with reinvested distributions.

 . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 . By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 . Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 . If you are reinvesting the proceeds of a Wells Fargo Fund redemption for shares on which you have already paid a front-end sales charge, you have [120] days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

 . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 . a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

 .  a trustee or fiduciary purchasing for a single fiduciary relationship; or

 . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

--------------------------------------------------------------------------------
How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $50,000, then 4.00% on the next $49,999!
--------------------------------------------------------------------------------

Class B and Class C Share Reductions:

 .  You pay no CDSC on Funds shares you purchase with reinvested distributions.

 . [We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans.] (See your retirement plan disclosure for details.)

 . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986).

 . We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .  We waive Class C share CDSC for certain types of accounts.

For Class B shares purchased [outside of an IRA] or other qualified plan after May 18, 1999 for former Norwest Advantage Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and after September 17, 1999 for all other shareholders, no CDSC is imposed on withdrawals that occur under the following circumstances:

 .  Withdrawals are made by participating in the Systematic Withdrawal Plan;

 . Withdrawals may not exceed 10% of your fund assets annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .  you must participate in the dividend and capital gain reinvestment program.

Waiver for Certain Parties
If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:
 .  Current and retired employees, directors/trustees and officers of:

   .  Wells Fargo Funds Trust and its affiliates;

   .  Wells Fargo Bank, Norwest Bank and their affiliates;

   .  Stephens and its affiliates; and

   .  Broker-Dealers who act as selling agents.

 . [The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director of officer.]

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted Distribution Plans pursuant to Rule 12b-1 of the 1940 Act for the Class B and Class C shares of the Funds. The plans authorize the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The fees paid under these plans shall be as follows:

FUND                                         Class A      Class B       Class C
-----------------------------------------------------------------------------------
Arizona Tax-Free Fund                          N/A          0.75%      N/A
-----------------------------------------------------------------------------------
California Tax-Free Fund                       N/A          0.75%      0.75%
-----------------------------------------------------------------------------------
California Limited Term Tax-Free Fund          N/A          N/A        N/A
-----------------------------------------------------------------------------------
Colorado Tax-Free Fund                         N/A          0.75%      N/A
-----------------------------------------------------------------------------------
Minnesota Tax-Free Fund                        N/A          0.75%      N/A
-----------------------------------------------------------------------------------
Oregon Tax-Free Fund                           N/A          0.75%      N/A
-----------------------------------------------------------------------------------

These fees are paid out of the Funds' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 . We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You can buy Fund shares:
 . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Trust application with proper payment);

 .  Through a brokerage account with an approved selling agent; or

 . Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 . $1,000 per Fund minimum initial investment;1 or . $100 per Fund if you use the Systematic Purchase Program; and . $100 per Fund for all investments after your first.

/1/ Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.

     We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares

The following section explains how you can buy shares directly from Wells Fargo Funds Trust. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

-------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------
Complete a Wells Fargo Funds Trust application.  Be sure to
indicate the Fund name and the share class into which you
intend to invest.  Failure to complete an application properly
may result in a delay in processing your request.                  Mail to:
---------------------------------------------------------------
Enclose a check for at least $1,000 made out in the full name      Wells Fargo Funds Trust
and share class of the Fund.  For example, "Arizona Tax-Free       PO Box 8266
Fund, Class A."                                                    Boston, MA
                                                                   02266-8266

---------------------------------------------------------------
You may start your account with $100 if you elect the Systematic
Purchase plan option on the application.
-------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------
Make a check payable to the full name and share class of your      Mail to:
Fund for at least $100.  Be sure to write your account number      Wells Fargo Funds Trust
on the check as well.                                              PO Box 8266
                                                                   Boston, MA
                                                                   02266-8266
---------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
If you do not currently have an account, complete a Wells Fargo         Mail application to:
Funds Trust application.  You must wire at least $1,000.  Be            Wells Fargo Funds Trust
sure to indicate the Fund name and the share class into which           PO Box 8266
you intend to invest.                                                   Boston, MA
                                                                        02266-8266
-----------------------------------------------------------------
Mail the completed application.                                         or Fax application to:
-----------------------------------------------------------------
You may also fax the completed application (with original to            1-617-483-5765
follow).  You must first call BFDS at 1-800-222-8200 to notify them of an incoming wire trade.
-----------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100 according to        Wire to:
the instructions given to the right.  Be sure to have the               Wells Fargo Funds Trust
wiring bank include your current account number and the name            c/o State Street Bank
your account is registered in.                                          & Trust
-----------------------------------------------------------------
                                                                        Boston, MA


                                                                        Bank Routing Number:
                                                                        ABA 011000028

                                                                        Wire Purchase Account Number:
                                                                        9905-437-1

                                                                        Attention:
                                                                        Wells Fargo Funds Trust (Name
                                                                        of Fund and Share Class)

                                                                        Account Name:
                                                                        (Registration Name Indicated
                                                                        on Application)
                                                                       --------------------------

----------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
----------------------------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you
already have an existing Wells Fargo Funds Trust Account.                   Call:
-----------------------------------------------------------------
Call Investor Services and instruct the representative to either:           1-800-222-8222
 .  transfer at least $1,000 from a linked settlement account, or
 .  exchange at least $1,000 worth of shares from an existing
   Wells Fargo Fund.  Please see "Exchanges" for special rules.
-----------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
----------------------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:           Call:
 .  transfer at least $100 from a linked settlement account, or              1-800-222-8222
 .  exchange at least $100 worth of shares from another Wells
   Fargo Fund.
----------------------------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds Trust by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

----------------------------------------------------------------------------------------------------
BY MAIL
----------------------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
----------------------------------------------------------------------------------------------------
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full
Redemption").
----------------------------------------------------------------
Make sure all the account owners sign the request.
----------------------------------------------------------------
You may request that redemption proceeds be sent to you by                  Mail to:
check, by ACH transfer into a bank account, or by wire.  Please             Wells Fargo Funds Trust
call Investor Services regarding requirements for linking bank              PO Box 8266
accounts or for wiring funds.  We reserve the right to charge a             Boston, MA
fee for wiring funds although it is not currently our practice              02266-8266
to do so.
----------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000.  You can get a signature guarantee at financial institutions such as a bank or brokerage house.  We do not
accept notarized signatures.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least $100.
Be prepared to provide your account number and Taxpayer
Identification Number.
--------------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
--------------------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by wire.
Please call Investor Services regarding requirements for
linking bank accounts or for wiring funds.  We reserve the
right to charge a fee for wiring funds although it is not                      Call:
currently our practice to do so.                                               1-800-222-8222
--------------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or
subsequently in writing.
--------------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account.
We will not be liable for any losses incurred if we follow
telephone instructions we reasonably believe to be genuine.
--------------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
-------------------------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
-------------------------------------------------------------------------------------------------
We determine the NAV of the funds each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time)/3:00 P.M. (Central time).
-------------------------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
-------------------------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received.  Requests received before the cutoff times are processed on the same business day.
-------------------------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.  There may be special requirements that supersede the directions in this Prospectus.
-------------------------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected.  Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
-------------------------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than
$250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period.  If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash.  Therefore, we may pay all or part of the redemption in securities of equal value.
-------------------------------------------------------------------------------------------------

Exchanges

Exchanges between Wells Fargo Funds Trust Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges.
There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .  Exchanges between Class B shares and the Wells Fargo Money Market Fund Class
   B will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 . Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 . You may make exchanges between like share classes. You may also exchange from Class A or Class C shares to any non-institutional money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

   .  must have a Fund account value at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus make capital gains distributions at least annually. The Funds pay any dividends monthly.

We offer the following distribution options:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions

Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Funds attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

Table of Predecessors

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage Funds and the accounting survivor of Wells Fargo Funds Trust.


     ---------------------------------------------------------------------------------------------
     Wells Fargo Funds Trust                            Predecessor Fund
     ---------------------------------------------------------------------------------------------
     Arizona Tax-Free                                   Stagecoach Arizona Tax-Free
     ---------------------------------------------------------------------------------------------
     California Tax-Free                                Stagecoach California Tax-Free Bond
     ---------------------------------------------------------------------------------------------
     California Limited Term Tax-Free                   Stagecoach California Tax-Free Income
     ---------------------------------------------------------------------------------------------
     Colorado Tax-Free                                  Norwest Advantage Colorado Tax-Free
     ---------------------------------------------------------------------------------------------
     Minnesota Tax-Free                                 Norwest Advantage Minnesota Tax-Free
     ---------------------------------------------------------------------------------------------
     Oregon Tax-Free                                    Stagecoach Oregon Tax-Free
     ---------------------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term).

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Public Offering Price (POP)
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Wells Fargo Funds Trust
P.O. Box 7066
San Francisco, CA 94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC 20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-09253
Not FDIC Insured - No Bank Guarantee - May Lose Value  WFFT (8/99)

Front Cover                                                      August 24, 1999

       Wells Fargo Funds Trust
           Tax-Free Income Funds
       Prospectus


Arizona Tax-Free Fund         Please read this prospectus and keep it for
                              future reference.  It is designed to provide you
California Tax-Free           with important information and to help you
 Fund                         decide if a Fund's goals match your own.

California Limited Term       These securities have not been approved
 Tax-Free Fund                or disapproved by the Securities and
                              Exchange Commission ("SEC"), nor has
Colorado Tax-Free Fund        the SEC passed upon the accuracy or
                              adequacy of this Prospectus.  Any
National Limited              representation to the contrary is a
 Term Tax-Free Fund           criminal offense.

Minnesota Tax-Free            Fund shares are NOT deposits of Wells Fargo
 Fund                         Bank, N.A. ("Wells Fargo Bank") or any of its
                              affiliates.  Fund shares are NOT insured or
Minnesota Intermediate        guaranteed by the Federal Deposit Insurance
Tax-Free Fund                 Corporation ("FDIC") or any other governmental
                              agency.  AN INVESTMENT IN A FUND INVOLVES
Oregon Tax-Free Fund          CERTAIN RISKS, INCLUDING POSSIBLE
                              LOSS OF PRINCIPAL.
Institutional Class

Inside Front Cover

Table of Contents

Overview                      Objectives and Principal
                                Strategies
This section contains         Important Risks
important summary             Performance History
information about the         Summary of Expenses
Funds.

-------------------------------------------------------------------------------
The Funds                     Arizona Tax-Free Fund
                              California Tax-Free Fund
This section contains         California Limited Term Tax-Free Fund
important information         Colorado Tax-Free Fund
about the individual          National Limited Term Tax-Free Fund
Funds.                        Minnesota Tax-Free Fund
                              Minnesota Intermediate Tax-Free Fund
                              Oregon Tax-Free Fund
                              General Investment Risks
                              Organization and Management
                              of the Funds

-------------------------------------------------------------------------------
Your Investment

Turn to this section for      Your Account
information on your           How to Buy Shares
investments, including        Selling Shares
how to buy and sell           Exchanges
Fund shares.
                              Additional Services and
                              Other Information
                              Table of Predecessors

-------------------------------------------------------------------------------

                              Glossary

                        TAX-FREE INCOME FUNDS OVERVIEW

Arizona Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Arizona personal income tax.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of Arizona and the federal government with interest that is exempt from income taxes.

California Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of California and the federal government with interest that is exempt from income taxes.

California Limited Term Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of California and the federal government with interest that is exempt from income taxes.

Colorado Tax-Free Fund

Investment Objective
The Fund seeks to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of Colorado and the federal government with interest that is exempt from income taxes.

National Limited Term Tax-Free Fund

Investment Objective
The Fund seeks to provide current income exempt from federal income taxes.

Principal Strategy
We invest in municipal obligations issued by the federal government paying interest exempt from federal income taxes.

Minnesota Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Minnesota personal income tax. The Fund offers shares only to residents of Minnesota.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of Minnesota and the federal government with interest that is exempt from income taxes.

Minnesota Intermediate Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Minnesota personal income tax. The Fund offers shares only to residents of Minnesota.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of Minnesota and the federal government with interest that is exempt from income taxes.

Oregon Tax-Free Fund

Investment Objective
The Fund seeks to provide investors with current income exempt from federal income tax and Oregon personal income tax.

Principal Strategy
We invest in municipal obligations of various maturity length issued by the State of Oregon and the federal government with interest that is exempt from income taxes.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus and under General Investment Risks beginning on page __ and in the Fund's Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Common Risks for the Funds

 The Funds invest their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

 Each Fund (except for National Limited Term Tax-Free Fund) is considered non-diversified according to the Investment Company Act of 1940, as amended (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

 Although we strive to invest in municipal obligations and other securities whose interest is exempt from federal income taxes, some distribution income earned may be subject to the federal alternative minimum tax ("AMT").

Fund-Specific Risks

 Minnesota Tax-Free Fund

 The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal obligations.

 Performance History
 The Funds in this Prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

--------------------------------------------------------------------------

                                                  All Funds
--------------------------------------------------------------------------
Minimum sales charge (load)
 imposed on purchases (as a percentage of
 offering price)                                  None
--------------------------------------------------------------------------
Maximum deferred sales charge (load)
 (as a percentage of
 purchase price)                                  None
--------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses that are deducted from
 Fund assets)

-------------------------------------------------------------------------------------------------------------------
                                                    California       California Limited Term      Colorado
                          Arizona Tax-Free Fund    Tax-Free Fund          Tax-Free Fund         Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------
Management Fees                    0.40%                0.40%                 0.40%                 0.40%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees          0.00%                0.00%                 0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------
Other Expenses/1/                  0.28%                0.28%                 0.28%                 0.28%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating
   Expenses                        0.68%                0.68%                 0.68%                 0.68%
-------------------------------------------------------------------------------------------------------------------
Fee Waivers/2/                     0.13%                0.13%                 0.13%                 0.13%
-------------------------------------------------------------------------------------------------------------------
Net Expenses                       0.55%                0.55%                 0.55%                 0.55%
-------------------------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Annual Fund Operating Expenses (Expenses that are deducted from
Fund assets)

-------------------------------------------------------------------------------------------------------------------
                     National Limited Term                            Minnesota Intermediate
                          Tax-Free Fund       Minnesota Tax-Free Fund     Tax-Free Fund        Oregon Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------
Management Fees                  0.40%                0.40%                 0.40%                 0.40%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees        0.00%                0.00%                 0.00%                 0.00%
-------------------------------------------------------------------------------------------------------------------
Other Expenses/1/                0.28%                0.28%                 0.28%                 0.28%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund
   Operating
   Expenses                      0.68%                0.68%                 0.68%                 0.68%
-------------------------------------------------------------------------------------------------------------------
Fee Waivers/2/                   0.13%                0.13%                 0.13%                 0.13%
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                     0.55%                0.55%                 0.55%                 0.55%
-------------------------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


            Arizona Tax-Free   California Tax-Free   California Limited Term       Colorado
                  Fund                 Fund               Tax-Free Fund         Tax-Free Fund
------------------------------------------------------------------------------------------------------
1 YEAR
------------------------------------------------------------------------------------------------------
3 YEARS
------------------------------------------------------------------------------------------------------

              National Limited                            Minnesota Intermediate
              Term Tax-Free Fund  Minnesota Tax-Free Fund     Tax-Free Fund      Oregon Tax-Free  Fund
------------------------------------------------------------------------------------------------------
1 YEAR
------------------------------------------------------------------------------------------------------
3 YEARS
------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

                                California Tax-Free   California Limited Term
         Arizona Tax-Free Fund         Fund                Tax-Free Fund       Colorado Tax-Free Fund
------------------------------------------------------------------------------------------------------
1 YEAR
------------------------------------------------------------------------------------------------------
3 YEARS
------------------------------------------------------------------------------------------------------


            National Limited Term                          Minnesota Intermediate
              Tax-Free Fund        Minnesota Tax-Free Fund     Tax-Free Fund      Oregon Tax-Free Fund
------------------------------------------------------------------------------------------------------
1 YEAR
------------------------------------------------------------------------------------------------------
3 YEARS
------------------------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Arizona Tax-Free Fund

Investment Objective
The Arizona Tax-Free Fund seeks to provide investors with current income exempt from federal income tax and Arizona personal income tax.

Investment Policies
We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .    at least 65% of our assets in municipal obligations that pay interest exempt from Arizona personal income tax; and
 .    in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations ("NRRO").

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the Investment Company Act of 1940 (the "1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

California Tax-Free Fund

Investment Objective
The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

Investment Policies
We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .    at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and
 .    in municipal obligations rated in the four highest credit categories by
     NRROs.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment decision.

Portfolio Managers
[to be inserted]

California Limited Term Tax-Free Fund

Investment Objective
The California Limited Term Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Investment Policies
We actively manage a portfolio of municipal obligations. We buy municipal obligations of any maturity length, but we primarily buy securities with remaining maturities of less than 2 years (short-term) or 2 to 10 years (medium-term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. Under normal market conditions, the average expected duration of the Fund's portfolio securities will be from 1 to 5 years.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .    at least 65% of our assets in municipal obligations that pay interest exempt from California personal income tax; and
 .    in municipal obligations rated in the four highest credit categories by
     NRROs.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Colorado Tax-Free Fund

Investment Objective
The Colorado Tax-Free Fund seeks to provide investors with a high level of current income exempt from both federal and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

Investment Policies
The Fund normally invests substantially all of its assets in investment grade municipal obligations issued by the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations; and by the territories and possessions of the United States.

The Advisor expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal obligations paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.

Permitted Investments
As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations paying interest exempt from both federal and Colorado state income taxes. The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary depending on the Fund's investment objective, the Advisor's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

The yields of Colorado municipal obligations depend on, among other things, conditions in the Colorado municipal obligations market and fixed-income markets generally, the size of a particular offering, the maturity of the securities, and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Colorado. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page ___ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

National Limited Term Tax-Free Fund

Investment Objective
The National Limited Term Tax-Free Fund's investment objective is to produce current income exempt from federal income taxes.

Investment Policies
The Fund normally invests substantially all of its assets in investment grade municipal obligations. The Fund invests primarily in securities that do not pay interest that is treated as a preference item for individuals for purposes of the federal alternative minimum tax.

The average dollar-weighted maturity of the Fund's assets normally will be between 1 and 5 years, but will vary depending on anticipated market conditions. The Fund emphasizes investment in municipal obligations with interest income rather than maintaining stability of the Fund's net asset value.

Permitted Investments
As a fundamental investment policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from federal income taxes. The Fund normally will not invest more than 25% of its total assets in securities of issuers located in the same state or in related issuers.

In addition, the Fund may hold a portion of its assets in cash and cash-equivalent securities pending investment in municipal obligations, to meet requests for redemptions or to assume a temporary defensive position.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary depending on the Fund's investment objective, the Advisor's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page ___ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Minnesota Tax-Free Fund

Investment Objective
The Minnesota Tax-Free Fund's investment objective is to provide investors with a high level of current income exempt from both federal and Minnesota state income taxes without assuming undue risk. The Fund offers shares only to residents of Minnesota.

Investment Policies
The Fund normally invests substantially all (and always at least 75% of) its assets in investment grade municipal obligations issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations; and by the territories and possessions of the United States.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Advisor expects that the Fund's dollar-weighted average maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's dollar-weighted average maturity could be higher or lower.

The Fund emphasizes investments in municipal obligations paying interest income rather than maintaining the Fund's stability of net asset value.

Permitted Investments
As a fundamental policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from both federal and Minnesota state income taxes. The Fund may invest in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government.

The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary depending on the Fund's investment objective, the Advisor's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

The yields of Minnesota municipal obligations depend on, among other things, conditions in the Minnesota municipal obligations market and fixed-income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal obligations with respect to the issuer's capacity to pay interest and repay principal. Below investment-grade securities also tend to be more sensitive to economic conditions than higher-rated securities. These securities generally involve more credit risk.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page ___ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Minnesota Intermediate Tax-Free Fund

Investment Objective
The Minnesota Intermediate Tax-Free Fund's investment objective is to provide investors with a high level of current income exempt from both federal and Minnesota state income taxes without assuming undue risk. The Fund offers shares only to residents of Minnesota.

Investment Policies
The Fund normally invests substantially all (and always at least 75% of) its assets in investment grade municipal obligations issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations; and by the territories and possessions of the United States.

Minnesota Intermediate Tax-Free Fund's dollar-weighted average maturity normally will be between 5 and 10 years, but will vary depending on anticipated market conditions.

The Fund emphasizes investments in municipal obligations paying interest income rather than maintaining the Fund's stability of net asset value.

Permitted Investments
As a fundamental policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from both federal and Minnesota state income taxes. The Fund may invest in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of related issuers or in securities of any one issuer, except the U.S. Government.

The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary depending on the Fund's investment objective, the Advisor's strategy, the markets in which the Fund invests, the investments that the Fund makes and prevailing economic conditions over the period of your investment.

The yields of Minnesota municipal obligations depend on, among other things, conditions in the Minnesota municipal obligations market and fixed-income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Minnesota. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

The Fund may invest up to 25% of its total assets in non-investment grade municipal obligations, commonly known as "high yield/high risk securities" or "junk bonds," which are considered a more speculative investment than investment grade municipal obligations with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. These securities generally involve more credit risk.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page ___ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

Oregon Tax-Free Fund

Investment Objective
The Oregon Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and Oregon personal income tax.

Investment Policies
We actively manage a portfolio of municipal obligations and we buy municipal obligations of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 80% of our assets in municipal obligations that pay interest exempt from federal income tax;
 .  at least 65% of our assets in municipal obligations that pay interest exempt from Oregon personal income tax; and
 . in municipal obligations rated in the four highest credit categories by nationally recognized credit rating organizations.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, including up to 20% of assets in certain taxable investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon. Non-diversified, geographically concentrated Funds are riskier than similar Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are equally important to your investment choice.

Portfolio Managers
[to be inserted]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds Trust Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that we will meet our investment objectives.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . Each Fund may continue to hold debt-instruments that cease to be rated by a NRRO or whose ratings fall below the levels generally permitted for such Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.
 . The Funds may invest a portion of their assets in U.S. Government obligations such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. To the extend a Fund's assets are so invested, they may cause a Fund not to achieve its investment objective. This practice is expected to have limited, if any, effect on the Fund's pursuit of their objectives over the long term.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that an interest rates rise, prepayments slow, thereby lengthening the duration and potentially reducing the value of certain asset-backed securities.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------
Investment Practice                                       Risk
--------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either  Interest Rate and
on a schedule or when an index or benchmark changes.      Credit Risk
--------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees    Credit and
to buy back a security at an agreed upon time and price, Counter-Party Risk usually with interest.
--------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another mutual      Market Risk
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
--------------------------------------------------------------------------------
Foreign Securities
Securities issued by a non-U.S. company or debt of a      Information,
foreign government in the form of an American             Political,Regulatory,
Depositary Receipt or similar instrument.                 Diplomatic, Liquidity
                                                          and Currency Risk
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                        Risk
--------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may or   Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
--------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers     Credit, Counter-Party
and financial institutions to increase return on those     and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary             Leverage Risk
purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------
Illiquid Securities                                        Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price.
Limited to 15% of total assets (10% for money market
funds).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                        Risk
--------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a security   Credit, Information
or cash payment depending on the security's price or the   and Liquidity Risk
performance of an index or benchmark. Types of
options used may include: options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                       Risk
--------------------------------------------------------------------------------
Forward Commitments, When-Issued Securities
Delayed Delivery Transactions                             Interest Rate,
Securities bought or sold for delivery at a later date    Leverage, Credit and
or bought or sold for a fixed price at a fixed date.      Experience Risk
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional          Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage    Prepayment and
loans, car loans, credit card debt, or receivables held   Experience Risk
in trust.
--------------------------------------------------------------------------------
High Yield Securities
Debt securities of lower quality that produce generally   Interest Rate and
higher rates of return.  These securities, also known as  Credit Risk
"junk bonds", tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience interest and/or principal
defaults.
--------------------------------------------------------------------------------
Stripped Obligations
Securities that give ownership to either future           Interest Rate Risk
payments of interest or a future payment of
principal, but not both. These securities tend to have
greater interest rate sensitivity than conventional debt
--------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of a larger     Credit Risk
loan made by a bank. Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how their service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. Each Fund is one of over 60 Funds of the Trust.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

  ----------------------------------------------------------------------------
                               BOARD OF TRUSTEES
  ----------------------------------------------------------------------------
                       Supervises the Funds' activities
  ----------------------------------------------------------------------------
                                       .

  ----------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
  ----------------------------------------------------------------------------
   Wells Fargo Bank, N.A.                 Norwest Bank Minnesota, N.A.
   525 Market St., San Francisco, CA      6th & Marquette, Minneapolis, MN
   Manages the Funds' investment          Provides safekeeping for the
   activities                             Funds' assets
  ----------------------------------------------------------------------------
                                       .

                            INVESTMENT SUB-ADVISOR
  ----------------------------------------------------------------------------
                         Wells Capital Management Inc.
                                525 Market St.
                               San Francisco, CA
                   Manages the Funds' investment activities
  ----------------------------------------------------------------------------
                                       .

  ----------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
  ----------------------------------------------------------------------------

    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various
                       N.A.                                      Agents
    111 Center St.     525 Market St.       Two Heritage Dr.
    Little Rock, AR    San Francisco, CA    Quincy, MA
    Markets the Funds  Manages the          Maintains records    Provide
    and distributes    Funds' business      of shares and        services to
    shares             activities           supervises the       customers
                                            paying of dividends
  ----------------------------------------------------------------------------
                                       .

  ----------------------------------------------------------------------------

                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  ----------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
  ----------------------------------------------------------------------------
                                      .

                                 SHAREHOLDERS
  ----------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive the following fees:

----------------------------------------------------------------------------
  Arizona Tax-Free Fund                                             .40%
----------------------------------------------------------------------------
  California Tax-Free Fund                                          .40%
----------------------------------------------------------------------------
  California Limited Term Tax-Free Fund                             .40%
----------------------------------------------------------------------------
  Colorado Tax-Free Fund                                            .40%
----------------------------------------------------------------------------
  National Limited Term Tax-Free Fund                               .40%
----------------------------------------------------------------------------
  Minnesota Tax-Free Fund                                           .40%
----------------------------------------------------------------------------
  Minnesota Intermediate Tax-Free Fund                              .40%
----------------------------------------------------------------------------
  Oregon Tax-Free Fund                                              .40%
----------------------------------------------------------------------------

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for each of the Funds. As of December 1, 1998, WCM provided investment advice for assets in excess of $39 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .15% of each Fund's assets up to the first $400 million, .125% of the next $400 million in assets, and .10% of all assets over $800 million. WCM is entitled to receive from Wells Fargo Bank a minimum annual sub-advisory fee of $120,000. This minimum annual fee payable to WCM does not affect the advisory fee paid by the Funds to Wells Fargo Bank.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Trust's Trustees. For providing these services, Wells Fargo Bank is entitled to receive a fee of up to .15% of the average annual net assets of each Fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 . Read this Prospectus carefully. Discuss any questions you have with your Institution. You may also ask for copies of the Statement of Additional Information and Annual or Semi-Annual Reports. Copies are available free of charge from your Institution or by calling 1-800-260-5969.
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 . We determine the Net Asset Value ("NAV") of each Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the liabilities of each Fund from its total assets, and then dividing the result by the total number of outstanding shares of that Fund. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your customer account agreement for the rules governing your investment.

Minimum Investments:
 .  $2,000,000 per Fund minimum initial investment.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record for Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 .  The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General notes for selling shares
 . We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 P.M. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.
 .  Redemption proceeds are usually wired to the redeeming Institution the following business day.
 . We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
 . Generally, we pay redemption requests in cash, unless the redemption requests is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part on in whole in securities of equal value.

Exchanges

Exchanges between Wells Fargo Funds Trust Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .  Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 . You may make exchanges between like share classes. Contact your account representative for further details.

Additional Services and Other Information

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus make capital gains distributions at least annually. The Funds pay any dividends monthly.

Distributions paid by a Fund are automatically reinvested to purchase new shares of the Funds. The new shares are purchased at NAV, generally on the day distributions are paid.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Funds attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

Table of Predecessors

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the Stagecoach and Norwest Advantage portfolios that were the predecessor funds to the Funds in this Prospectus.

     ---------------------------------------------------------------------------
     Wells Fargo Funds Trust                Predecessor Fund
     ---------------------------------------------------------------------------
     Arizona Tax-Free                       Stagecoach Arizona Tax-Free
     ---------------------------------------------------------------------------
     California Tax-Free Fund               Stagecoach California Tax-Free Bond
     ---------------------------------------------------------------------------
     California Limited Term Tax-Free Fund  Stagecoach California Tax-Free
                                            Income
     ---------------------------------------------------------------------------
     Colorado Tax-Free                      Norwest Advantage Colorado Tax-Free
     ---------------------------------------------------------------------------
     National Limited Term Tax-Free         Norwest Advantage Limited Term
                                            Tax-Free
     ---------------------------------------------------------------------------
     Minnesota Tax-Free                     Norwest Advantage Minnesota Tax-Free
     ---------------------------------------------------------------------------
     Minnesota Intermediate Tax-Free        Norwest Advantage Minnesota Intermed
                                            Tax-Free
     ---------------------------------------------------------------------------
     Oregon Tax-Free                        Stagecoach Oregon Tax-Free
     ---------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
We buy municipal obligations of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term).

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
Wells Fargo Funds Trust
P.O. Box 7066
San Francisco, CA 94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC 20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-09253
Not FDIC Insured - No Bank Guarantee - May Lose Value
WFFT TF (8/99)

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 24, 1999

                             ARIZONA TAX-FREE FUND
                           CALIFORNIA TAX-FREE FUND
                     CALIFORNIA LIMITED TERM TAX-FREE FUND
                            COLORADO TAX-FREE FUND
                     MINNESOTA INTERMEDIATE TAX-FREE FUND
                            MINNESOTA TAX-FREE FUND
                             OREGON TAX-FREE FUND
                      NATIONAL LIMITED TERM TAX-FREE FUND

               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about eight funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Arizona Tax-Free Fund, California Tax-Free Fund, California Limited Term Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Oregon Tax-Free Fund and National Limited Term Tax-Free Fund. The Arizona Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund and Oregon Tax-Free Fund offer Class A, Class B and Institutional Class shares. The California Tax-Free Fund also offers Class C shares. The California Limited Term Tax-Free Income Fund offers Class A and Institutional Class shares only. The National Limited Term Tax-Free Fund and Minnesota Intermediate Tax-Free Fund offer Institutional Class shares only. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 24, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----
Historical Fund Information............................................................

Investment Restrictions................................................................

Additional Permitted Investment Activities and Associated Risks........................

Special Considerations Affecting Arizona Municipal Obligations.........................

Special Considerations Affecting California Municipal Obligations......................

Special Considerations Affecting Oregon Municipal Obligations..........................

Special Considerations Affecting Colorado Municipal Obligations........................

Special Considerations Affecting Minnesota Municipal Obligations.......................

Management.............................................................................

Performance Calculations...............................................................

Determination of Net Asset Value.......................................................

Additional Purchase and Redemption Information.........................................

Portfolio Transactions.................................................................

Fund Expenses..........................................................................

Federal Income Taxes...................................................................

Capital Stock..........................................................................

Other..................................................................................

Counsel................................................................................

Independent Auditors...................................................................

Appendix...............................................................................

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The Arizona Tax-Free Fund will commence operations on September 17, 1999, as successor to the Arizona Tax-Free Fund of Stagecoach. The predecessor Arizona Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Arizona Intermediate Tax-Exempt Fund. On October 1, 1995, the Fund was reorganized as the Pacifica Arizona Tax-Exempt Fund, an investment portfolio of Pacifica Funds Trust ("Pacifica"). On September 6, 1996, the Pacifica Arizona Tax-Exempt Fund was reorganized as the Stagecoach Arizona Tax-Free Fund.

     The California Tax-Free and California Limited Term Tax-Free Funds (sometimes referred to as the "California Funds") will commence operations on September 17, 1999, as successor to the California Tax-Free Bond and California Tax-Free Income Funds of Stagecoach, respectively. The California Funds were originally organized as funds of Stagecoach. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, was reorganized with and into the California Tax-Free Bond of Stagecoach.

     The Colorado Tax-Free Fund will commence operations on September 17, 1999, as successor to the Colorado Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on June 1, 1993.

     The Minnesota Tax-Free Fund will commence operations on September 17, 1999, as successor to the Minnesota Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on January 12, 1988.

     The Minnesota Intermediate Tax-Free Fund will commence operations on September 17, 1999, as successor to the Minnesota Intermediate Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on September 30, 1976.

     The Oregon Tax-Free Fund will commence operations on September 17, 1999, as successor to the Oregon Tax-Free Fund of Stagecoach. The predecessor Oregon Tax-Free Fund was originally organized as an investment portfolio of Westcore Trust under the name Oregon Tax-Exempt Fund. On October 1, 1995, the Fund was reorganized as the Pacifica Oregon

Tax-Exempt Fund, an investment portfolio of Pacifica. On September 6, 1996, the Pacifica Oregon Tax-Exempt Fund was reorganized as the Stagecoach Oregon Tax-Free Fund.

     The National Limited Term Tax-Free Fund will commence operations on September 17, 1999, as successor to the Limited Term Tax-Free Fund of Norwest. The predecessor Norwest Advantage Fund commenced operations on October 1, 1996.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to
Section 12 of the 1940 Act and the rules thereunder;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Income Equity Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. The Funds invests no more than 25% in bonds that are below investment grade. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Diversification
     ---------------

     The Funds are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, a Fund may not:
(a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) a Fund may not own the securities of a single issuer, other than a U.S. Government security, with a value of more than 25% of the Fund's total assets.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     High Yield/Junk Bonds
     ---------------------

     The Minnesota Tax-Free and Intermediate Tax-Free Funds may invest in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known was "high yield/high risk securities" or "junk bonds"). Securities rated less than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and
(3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities.

     Geographic Concentration
     ------------------------

     The Funds (except for the National Limited Term Tax-Free Fund) invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

     To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations.
Payments of principal of and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 15% of its net assets in illiquid securities.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens or any of their affiliates.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.
Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Short-Intermediate U.S. Government Income Fund and Intermediate Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates

("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Other Investment Companies
     --------------------------

     The Funds (except for the Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund) may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements.
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Reverse Repurchase Agreements.
     -----------------------------

     The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities. The Funds may not invest 20% or more of their respective assets in industrial development bonds.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes
     ---------------

     The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes.
Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

        SPECIAL CONSIDERATIONS AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

     The concentration of the Arizona Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     Under its constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases which are subject to annual appropriation at the option of the local government.

     There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in the State without voter approval. This restriction does not apply to taxes levied to pay general obligation debt.

     There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval, or to restructure the State's revenue mix among sales, income, property and other taxes. It is possible that if any such proposals were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

     Arizona is required by law to maintain a balanced budget. To achieve this objective, the State has, at various times in the past, utilized a combination of spending reductions or reductions in the rate of growth in spending, and tax increases. In recent years, the State's fiscal situation has improved even while tax reduction measures have been enacted each year since 1992. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase state revenue. Accordingly, it will be more difficult to reverse tax reductions, which may adversely affect state fund balances and fiscal conditions over time.

     Arizona state government tax revenue growth in fiscal year 1997 increased by 6.5% over fiscal year 1996, even after factoring in tax reductions. The 5.1% increase in sales tax revenue for FY 1997, and projected increases of 5.0% for FY 1998 and FY 1999, respectively, reflect continued strong economic growth in the state. The state general fund ended fiscal year 1997 with a total general fund balance of approximately $762 million, representing approximately 16% of total general fund expenditures for fiscal year 1997. Included in the total balance is a general fund ending balance of approximately $516 million, and a budget stabilization ("rainy day") fund balance of approximately $246 million. The total general fund balance at the end of fiscal year 1998 is projected to be approximately $814 million. While these balances are indicative of present fiscal health, the overall fiscal picture could change rapidly and dramatically for the worse, depending on fluctuations in revenues resulting from an economic recession or other adverse conditions.

     The 1998 legislature enacted a $120 million tax reduction package, resulting in the seventh consecutive year of significant state tax reduction.
In earlier years, the 1997 legislature
enacted a $110 million income tax reduction package, the 1996 legislature enacted a $200 million property tax reduction package, and an income tax reduction of $200 million was enacted in 1995. Although the 1998 general election ballot will not include questions related to the state tax structure generally, efforts were made to bring such issues to the ballot, and may be made again in 2000 and in future years.

     In 1998, the Legislature adopted a comprehensive plan to overhaul the state's K-12 education capital finance system. Under this plan, a substantial commitment of state general fund revenues to the system has been made, totaling approximately $360 million in FY 1999, with greater amounts likely in future years. There may be additional legislative activity during 1999 and beyond in the areas of tax reform and school finance. The combined impact of the commitment of resources to K-12 education capital finance, continued tax reduction, and the inability to increase revenues without a two-thirds of both houses of the legislature, together with other actions and circumstances, may result in deteriorating fiscal conditions in the future, which may adversely affect state fund balances and fiscal health.

     Arizona has a diversified economic base that is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, which was at one time a major sector, now plays a much smaller role in the State's economy. For several decades, the population of the State has grown at a substantially higher rate than the population of the United States. While the State's economy flourished during the early 80's, a substantial amount of overbuilding occurred, adversely affecting Arizona-based financial institutions, many of which were placed under the control of the Resolution Trust Corporation. Spillover effects produced further weakening in the State's economy. The Arizona economy has begun to grow again, albeit at a slower pace than experienced before the real estate collapse. The North American Free Trade Agreement is generally viewed as beneficial to the State. However, current and proposed reductions in federal military expenditures may adversely affect the Arizona economy.

SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession.
Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state has been facing a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment has grew in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected to continue through the rest of the decade. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to under 6% in the Spring of 1998.
Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for the five consecutive fiscal years through 1996-
97. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the SFEU is projected to be $296 million on June 30, 1999. However, the Asian economic difficulties since mid-1997 are expected to have had a moderate dampening effect on California's economy. Any delay or reversal of the recovery may create new shortfalls in revenues.

     Local Governments.  On December 6, 1994, Orange County, California became
     -----------------
the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy, and the county's investment rating by Standard & Poors was "AAA" as of July 31, 1998.

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long term bonds was downgraded for the third time since 1992. The county has received federal and state assistance and the proposed fiscal 1999 budget for Los Angeles County is the first in several years that does not begin with an operating deficit. Even though the state has no existing obligations with respect to either Orange County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances.  The monies of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-99 Executive Budget projections submitted to the State Legislature in February 1998, forecast a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

     The Governor in the 1998-99 budget bill proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offer the loss of VLF funds to local government. The bill as passed provides for a phased-in reduction of the VLF and provides that the General Fund be used to replace the lost revenues to local governments. On January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

     In addition to the reduction of the VLF, the 1998-99 budget bill included increases in the personal income tax dependent credit (resulting in a $612 million General Fund cost in 1998-99), a nonrefundable renters tax credit (resulting in a $133 million cost in 1998-99), and various targeted business tax credits (monthly in a $106 million cost in 1998-99). It remains to be seen, as such, what impact these changes in California laws, fee and tax policies will have on existing and future California security obligations.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.

         SPECIAL CONSIDERATIONS AFFECTING OREGON MUNICIPAL OBLIGATIONS

     The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     State Bonds and Revenues.  As of September 1, 1998, $2.90 billion (rounded)
     ------------------------
in general obligation bonds issued by the State of Oregon and its agencies were outstanding, including $135.8 million (rounded) in general obligation bonds supported by the budget for the State's general fund and $2.76 billion (rounded) of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.05 billion (rounded) of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the

State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

     In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

     Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal sources of State tax revenues are personal income and corporate income taxes. In the legislatively adopted budget for the 1997-99 biennium, approximately 97.0% of the State's revenues for the 1997-99 biennium were projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes. Since 1983 State revenues have improved substantially, and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.

     Oregon Economic and Revenue Forecast.  A quarterly Economic and Revenue
     ------------------------------------
Forecast is prepared by the State Department of Administrative Services as required by ORS 291.342. A complete copy of the State's most recent quarterly Economic and Revenue Forecast is posted at the Oregon Department of Administrative Services' web site: www.oea.das.state.or.us when publicly released. The following is a portion of the summary of the September 1, 1998 Oregon Economic and Revenue Forecast prepared by the State of Oregon for use in its Official Statements for State Obligations issued between October 1, 1998 and January 1, 1999 (a delay of approximately 30 days typically following public release of the most recent quarterly Oregon Economic and Revenue Forecast and the preparation of this summary material for inclusion in State Official Statements).

     Economic Forecast.  Oregon's economy is clearly slowing.  Asia's weakness
     -----------------
is dampering the state's high technology, forest products and agriculture sectors. Oregon's close ties to Asian export markets is causing the state to feel the impact o the region's financial crisis proportionately more than the country as a whole. However, similar to the nation, Oregon consumers appear to be proving the fuel to keep the state's economic expansion going.

     Oregon's economy has been at the forefront in absorbing the impact of Asia's recessions. The Office of Economic Analysis (OEA) expects this trend to continue. Following years of superior economic performance, the state's growth rate is expected to hover near the national average over the next two years. The state's mid-1990's economic boom is clearly over. Nonetheless, Oregon's economy is likely to continue growing as long as the nation avoids a recession.

     Oregon's job and income growth rates are expected to be close to the national average. This contrasts with the state's much stronger growth throughout the 1990's. On a per capita basis, Oregon personal income is expected to slip relative to the national average in both 1998 and 1999. This has not happened since 1992. Average wages are also expected to grow more slowly than the U.S. as a whole in 1998 and 1999.

     OEA projects a similar trend for job growth in the state. Non-farm payroll employment increased 3.4 percent in 1997. It is projected to rise 2.6 percent for 1998 and 1.4 percent for 1999.

     Oregon's economic boom in the mid-1990's can be largely traced to rapid expansion of the high technology sector. A surge in semiconductor investment triggered rapid growth in construction and electronics industry employment. Modest employment declines are anticipated for both electronics and construction over the next four quarters. The downturn in these two sectors is the catalyst for slower economic growth in the state.

     The major risk to Oregon's economy is worsening of the Asian economic crisis. If the recessions now underway in Asia turn out to be more severe than currently-expected. Oregon's economy will slow further. Japan is the state's largest export market. A severe recession in Japan, rather than the moderate one now anticipated, would have a significant impact on Oregon exporters.

     Demographic Forecast.  The Office of Economic Analysis projects total
     --------------------
population in Oregon to grow from 3.217 million in 1997 to 3.597 million in 2005, an increase of 11.8 percent. This reflects a continuation of moderate population growth for the state. The fastest growth will occur in the young adult population (18-24 year-olds), older wage earners (ages 45-64 years-old), and those ages 85 and older.

     Revenue Forecast.  The Office of Economic Analysis now projects General
     ----------------
Fund revenue of $8,356.7 million for the 1997-99 biennium. This is a decrease of $216.5 million from the June forecast. The September forecast is $131.6 million higher than the 1997 close of legislative session ("COS") forecast.

     The Oregon Supreme Court ruled that the state has illegally taxed Federal government pension income since 1991. The September forecast includes a $306.1 million reduction to account for refunds of back taxes and lower future tax collections from pension income.

     The reduction in revenue caused by the pension income decision is partly offset by higher collections in the second quarter and a higher forecast for capital gains income. Personal income tax collections in the second quarter exceeded the June estimate by $63.7 million. This is attributed to a jump in capital gains income during the 1997 tax year.

     The surge in capital gains income explains why Oregon's personal income tax revenue continues to rise rapidly despite the slowing state economy.

     Oregon's corporate income tax revenue has clearly been affected by the softening state economy. Second quarter corporate income tax revenue came in $18.3 million below the June forecast. The slower pace of collections and a lower national profit forecast from DRI are the major reasons for the $28.3 million reduction in the 1997-99 corporate income tax forecast.

     All non-corporate income tax revenue is now projected to exceed the COS forecast by $167.9 million. This is 2.2 percent above the close of session forecast. This means that a surplus kicker refund for individuals is projected for the 1999-2001 biennium.

     A surplus kicker credit is not anticipated for corporations. The corporate income tax forecast is $36.3 million below the COS projection.

     1999-2001 General Fund Revenue.  General Fund revenue is projected to total
     ------------------------------
$9,908.0 million for the 1999-2001 biennium. The 1999-2001 beginning balance is estimated to be $327.0 million. This leaves a General Fund resource projection of $10,235 million.

     The General Fund revenue projection is $30.3 million higher than the June forecast. However, the beginning balance estimate is $208.7 million less than expected in June. This leaves the September General Fund resources forecast $178.4 million below the previous projection.

     Recent Environmental Developments.  In 1991 and 1992, in response to
     ---------------------------------
concerns over diminishing salmon runs, three populations of Snake River salmon were placed on the Endangered Species list. More recently, the National Marine Fisheries Service and the U.S. Fish and Wildlife Service have commenced status reviews of hundreds of additional salmon and trout populations in the Columbia Basin and throughout Western Oregon. The Snake River salmon listings have already had substantial economic impacts, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect salmon and steelhead populations may eventually affect a wide variety of industrial, recreational and land use activities, with corresponding impacts on long-term economic growth; however, the magnitude and extent of any future environmental action is impossible to predict at this time. The State's economic forecasts do not address the potential impact of endangered species problems on Oregon's economy.

     Recent Developments Affecting Government Revenues.  Ballot Measure 5.
     -------------------------------------------------
Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

     The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution. Therefore, the ability of the State to levy taxes to service its constitutionally authorized general obligation bonds is not subject to the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

     The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

     Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1997 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

     Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year 1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 50, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

     Ballot Measure 50.  The 1997 Legislative Assembly referred to Oregon
     -----------------
voters, and the voters approved at the May 20, 1997, special election, a constitutional amendment ("Measure 50") that replaced the property tax limitations imposed by a voter initiative approved at the November 5, 1996, general election ("Measure 47"). Measure 50 repealed Measure 47 and replaced it with new ad valorem property tax limitations similar to those which would have been required to be enacted under Measure 47. Measure 50 limits the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less ten percent. In implementing Measure 50, the Oregon Legislature also ordered a 17% reduction in 1997-98 in operating tax levies (which amounts vary by government entity). Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to three percent per year for future tax years. Measure 50 preserves the general limitations on property tax rates of $5 per $1,000 for public education and $10 per $1,000 for all other governmental services. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50% of eligible voters participate, except in the instance of a general election in even numbered years. In addition, Measure 50 requires voter approval of the use of fees, taxes, assessments or other charges as alternative funding sources to make up for revenue reductions caused by the amended property tax limits.

     Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State will likely be to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. Measure 50 requires the Legislative Assembly to replace the estimated $428 million in revenues that the public school system, including community colleges, is expected to lose in the 1997-99 biennium because of the property tax limitation. In this manner, Measure 50 may influence the State budgeting process.

     The Oregon Legislative Revenue Office has estimated that the total reduction in property tax revenues collected by local governments under Measure 50 will be approximately $389 million for the tax year 1997-98 and approximately $454 million for the tax year 1998-99. The first year of implementation occurred with the local property tax bills subject to Measure 50 being distributed in late November 1997. Until local governments and county tax assessors and collectors have significantly more practical experience with implementing and administering the property tax system under the guidelines and limitations of Measure 50 and its implementing legislation, the actual short term and long term financial effects of Measure 50 on local governments will be uncertain.

     The Initiative Process. The Oregon Constitution reserves to the people of
     ----------------------
the State initiative and referendum power pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

     Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for initiative measures. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

     To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. State law permits persons circulating initiative petition to pay money to persons obtaining signatures for the petition.

     Over the past decade Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. As of July 20, 1998, several initiatives had qualified to be placed on the November 1998 general election ballot. One of these, an initiative restricting forest harvest practices, is forecast to potentially result in a decrease in State revenues from timber harvest tax collections of approximately $30 million per year if enacted. In recent years, a number of initiatives involving the fiscal operations of the State were proposed and placed on the ballot. Several of these initiatives have been approved by the voters and have had or will have a significant impact on the fiscal operations of the State and local governments. See "Recent Developments Affecting Government Revenues - Ballot Measure 5 and Measure 50." Other initiatives, had they been approved by the voters, also may have had significant impacts on the fiscal operations of the State.

     It is difficult to predict with certainty either the likelihood of a proposed initiative measure obtaining the required number of valid initiative petition signatures or the likelihood of an initiative that has acquired the necessary number of valid signatures being approved by the voters. There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations will not be proposed, placed on the ballot, or be approved by the voters.

     Judicial challenges seeking interpretations and clarifications of the scope and application of Ballot Measure 5 continue to be filed. It is anticipated that the passage of Measure 50 will also require substantial judicial interpretation of its meaning and application. If it is judicially determined that certain statutes adopted by the Oregon legislature to implement Ballot Measure 5 or statutes adopted relating to Measure 50 do not adequately implement the restrictions contained in that measure, local governments may have to seek new funding sources for certain items which have been traditionally financed in part through the issuance of voter approved ad valorem tax supported indebtedness.

     The Oregon Bond Market.  There is a relatively small active market for
     ----------------------
municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it or for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.

SPECIAL CONSIDERATIONS AFFECTING COLORADO MUNICIPAL OBLIGATIONS

     Among the most significant sectors of the State's economy are services, trade, manufacture of durable and non-durable goods and tourism. Between late 1984 and mid-1987, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

     From 1987 through 1996, there has been moderate but steady improvement in the Colorado economy: per-capita income increased approximately 54.9% (4.5% in 1996) and retail trade sales increased approximately 81.9% (6.9% in 1996). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 1996 the State's unemployment rate was 5.4%).

     The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.

     The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and personal income taxes, which accounted for approximately 31.5% and 53.2%, respectively, of total General Fund revenues during fiscal year 1995 and approximately 31.0% and 54.3%, respectively, of total General Fund balance for fiscal year 1995 was $488.5 million and for fiscal year 1996 was approximately $368.5 million.

     The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notices to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on July 1, 1997, was given the highest rating available for short-term obligations by S&P (SP-1+) and Fitch (F-1+) (A rating on such notes was not requested from, and consequently no rating was given by, Moody's). Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.

     On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "Amendment") that restricts the ability of the Sate and local governments to increase taxes, revenues, debt and spending. The Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

     Among other provisions, the Amendment requires the establishment of emergency reserves, limits increases in district revenues and limits increases in district fiscal year spending. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. The Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. District revenues in excess of the limits prescribed by the Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. The State anticipates that revenues in excess of the limits applicable for the 1996 fiscal year will be refunded to certain taxpayers in the State in accordance with the Amendment. In addition, the Amendment prohibits new or increased real property transfer taxes, new State real property taxes and new local district income taxes. The Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

     This description is not intended to constitute a complete description of all of the provisions of the Amendment. Furthermore, many provisions of the Amendment and their application are unclear. Several statutes have been enacted since the passage of the Amendment attempting to clarify the application of the Amendment with respect to certain governmental entities and activities and numerous court decisions have been rendered interpreting certain of the Amendment's provisions. However, many provisions of the Amendment may require further legislative or judicial clarification. The future impact of the Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time. Attempts to apply the provisions of the Amendment to obligations issued prior to the approval of the Amendment may be challenged as violation of protections afforded by the federal constitution against impairment of contracts.

       SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     Diversity and a significant natural resource base are two important characteristics of the State's economy.

     When viewed in 1994 on an aggregate level, the structure of the State's economy parallels the structure of the United States economy as a whole. State employment in 10 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total State employment was within 2.5 percentage points of national employment share.

     Some unique characteristics of the State's economy are apparent in employment concentrations in many major industries. The State's high technology industries accounted for more than 7% of all employment in the State of 1994, and the State's concentration of high technology employment is 50% higher than the United States average. This emphasis is partly explained by the location in the State of Honeywell, IBM, 3M Company, Unisys and Seagate Technology.

     The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. The State's concentration of employment in 1994 was 50% higher than the United States average in the food and kindred products industry and almost 50% higher in the forest and forestry products industry. Both of these rely heavily on renewable resources in the State. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry.

     The printing and publishing industry and medical products manufacturing industry are also relatively more important in the State than in the United States. From 1985 to 1984, employment in the State's printing and publishing industry grew 28.2%, compared to the United States growth rate of 7.8% over the same period. Printing and publishing companies provided 2.9% of all the State's private industry jobs in 1994. In the medical products manufacturing industry, the State's concentration of employment in 1994 was the second highest in the nation and twice the United States average.

     Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.4 thousand in 1994. It is not expected that mining employment will return to 1979 levels. However, Minnesota retains significant quantities of taconite as well as copper, nickel, cobalt, and peat which may be utilized in the future.

     In the period 1985 to 1994, employment in non-farm industries increased 24.1%, compared to an increase of 16.9% in the United States. Manufacturing has been a strong sector, with Minnesota employment outperforming its United States counterpart in the period from 1985 to 1994 with an increase of 10.5% compared to a decrease of 4.9% in the United States in the same period. Over 40% of the total increase in Minnesota non-farm employment between the years 1984-1994 resulted from 45.5% increase in employees in the services industry during this period. Mining was the only industry where employment decreased between 1984-1995 in both Minnesota and the United States, dropping by 9.4% in Minnesota and 34.8% in the United States

     Since 1980, State per capita personal income has been within three percentage points of national per capita personal income. The State's per capital income, which is computed by dividing personal income by total resident population, has generally remained above the national average in spite of the early 1980's recessions and some difficult years in agriculture. In 1994, Minnesota per capita personal income was 102.6% of its U.S. counterpart.

     In the level of personal income per capita, Minnesota ranked second among twelve north central states in both 1992 and 1994. During the period 1985 to 1994, Minnesota ranked second among such states in annual average growth of personal income and fifth during the period 1993 to 1994. Minnesota ranked twentieth nationally and third among the twelve north central states with a per capita disposable income of $18,792 in 1994. During 1990-1992, wage and salary disbursements which constitute some 60% of total personal income grew 12.3% in Minnesota as compared to 8.3% for the United States. personal income in Minnesota grew more rapidly than seven other north central states' averages during 1993-1994, and faster than the United States average. From 1985 to 1994, Minnesota non-agricultural employment grew 24.1% while such employment in the United States grew 16.9%.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.



                                                                        Principal Occupations
Name, Age and Address                      Position                     During Past 5 Years
---------------------                      --------                     ----------------------
*Robert C. Brown, 65                       Trustee                      Director, Federal Farm Credit Banks Funding
1431 Landings Place                                                     Corporation and Farm Credit System Financial
Sarasota, FL 34231                                                      Assistance Corporation since February 1993.


Donald H. Burkhardt, 70                    Trustee                      Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                        Trustee                      Private Investor.
415 Walsh Road
Atherton, CA 94027

Thomas S. Goho, 56                         Trustee                      Business Associate Professor, Wake Forest
321 Beechcliff Court                                                    University, Calloway School of Business and
Winston-Salem, NC 27104                                                 Accountancy since 1994; previously Associate
                                                                        Professor of Finance.

 Peter G. Gordon, 56                       Trustee                      Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                                Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                                          Roxane Water Company since 1977.
San Francisco, CA 94133

*W. Rodney Hughes, 72                      Trustee                      Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Richard M. Leach, 63                       Trustee                      President of Richard M. Leach Associates (a
P.O. Box 1888                                                           financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                       Trustee                      Private Investor/Real Estate Developer;
Four Beaufain Street                                                    Chairman of Vault Holdings, LLC.
Charleston, SC 29401

Timothy J. Penny, 45                       Trustee                      Senior Counselor to the public relations firm
500 North State Street                                                  of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                                        Fellow at the Humphrey Institute, Minneapolis,
                                                                        Minnesota (a public policy organization) since
                                                                        January 1995.

Richard H. Blank, Jr., 42                  Chief Operating              Vice President of Stephens Inc.; Director of
                                           Officer,                     Stephens Sports Management Inc.; and Director
                                           Secretary and                of Capo Inc.
                                           Treasurer

                              Compensation Table
                              ------------------
                               As of [_________]

                                                                       Total Compensation
                                 Aggregate Compensation                  from Registrant
  Name and Position                from Registrant                      and Fund Complex
----------------------            ---------------------                -----------------
Robert C. Brown
     Trustee

Donald Burkhardt
     Trustee

Jack S. Euphrat
     Trustee

Thomas S. Goho
     Trustee

Peter G. Gordon
     Trustee

W. Rodney Hughes
     Trustee

Richard M. Leach
     Trustee

J. Tucker Morse
     Trustee

Timothy J. Penny
     Trustee


     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                           Annual Rate
Fund                                              (as percentage of net assets)
----                                              -----------------------------
Arizona Tax-Free Fund                                          0.40%
California Tax-Free Fund                                       0.40%
California Limited Term Tax-Free Fund                          0.40%
Colorado Tax-Free Fund                                         0.40%
Minnesota Tax-Free Fund                                        0.40%
Minnesota Intermediate Tax-Free Fund                           0.40%
Oregon Tax-Free Fund                                           0.40%
National Limited Term Tax-Free Fund                            0.40%

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to the Short-Intermediate U.S. Government Income Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over

$800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from each Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by each Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     Portfolio Managers.
     ------------------

[to be inserted]



     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15% of average daily net assets on an annual basis.

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as the Distributor for the Funds. Each Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Funds may pay Stephens up to 0.75% of the average daily net assets attributable to the Class B and Class C shares of the Funds as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorize the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Servicing Plan for
     ---------------------------
each Fund and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of 0.25% of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested periods" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     Transfer and Dividend Disbursing Agent.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% of the average daily net assets of each such account on an annual basis].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Yield Calculations:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                       cd

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The

Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing

Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of

Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trustees may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Additional Considerations for the Tax-Free Income Fund.  If at least 50% of
     ------------------------------------------------------
the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Tax-Free Income Fund intends to so qualify and is designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by the Tax-Free Income Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or from net investment income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, the Tax-Free Income Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Exempt Income Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the Tax-Free Income Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Tax-Free Income Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Tax-Free Income Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Tax-Free Income Fund's expenses in computing their AMT. With respect to a corporate shareholder of the Tax-Free Income Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisors.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the

Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are eight of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of [May 25, 1999], is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP [AS OF MAY 25, 1999]
                       ---------------------------------

                                                   Type of           Percentage       Percentage
     Fund           Name and Address              Ownership           of Class       of Portfolio
     ----           ----------------              ---------           --------       ------------

                        [to be added]

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
           Money Market Funds
       Prospectus


California Tax-Free      Please read this Prospectus and keep it for
 Money Market Fund       future reference.  It is designed to provide you
                         with important information and to help you
Minnestota Money         decide if a Fund's goals match your own.
 Market Fund
                         These securities have not been approved
Treasury Plus Money      or disapproved by the Securities and
 Market Fund             Exchange Commission ("SEC"), nor has
                         the SEC passed upon the accuracy or
100% Treasury Money      adequacy of this Prospectus.  Any
 Market Fund             representation to the contrary is a
                         criminal offense.
Class A
                         Fund shares are NOT deposits of Wells Fargo
                         Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation
                         ("FDIC") or any other governmental agency.
                         AN INVESTMENT IN A FUND INVOLVES
                         CERTAIN RISKS, INCLUDING POSSIBLE
                         LOSS OF PRINCIPAL.

Inside Front Cover

Table of Contents

Overview                      Objectives and Principal
                                Strategies
This section contains         Important Risks
important summary             Performance History
information about the         Summary of Expenses
Funds.

-----------------------------------------------------------------------

The Funds                     California Tax-Free
                              Minnesota Money Market Fund
                              Money Market Fund Treasury Plus Money Market Fund
This section contains         100% Treasury Money Market Fund
important information         General Investment Risks
about the individual          Organization and Management of the Funds
Funds.

-----------------------------------------------------------------------

Your Account

Turn to this section for      Your Account
information on how to         How to Buy Shares
buy and sell Fund shares.     Selling Shares
                              Exchanges

                              Additional Services and
                              Other Information
                              Table of Predecessors

-----------------------------------------------------------------------
                              Glossary

                    WELLS FARGO MONEY MARKET FUNDS OVERVIEW


California Tax-Free Money Market Fund

Objective
Seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities.

Minnesota Money Market Fund

Objective
Seeks to obtain a high level of income exempt from federal regular income tax and regular Minnesota state income tax, consistent with stability of principal.

Principal Strategy
We invest primarily in short-term Minnesota municipal securities.

Treasury Plus Money Market Fund

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in obligations issued or guaranteed by the U.S. Treasury as well as notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations.

100% Treasury Money Market Fund

Objective
Seeks to provide investors with stability of principal and current income which is exempt from most state and local personal income taxes.

Principal Strategy
We invest exclusively in obligations issued or guaranteed by the U.S. Treasury.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation.

 The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations.
 Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

 Although each of the Funds seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

 Performance History

 The Funds in this prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

----------------------------------------------------------------------------
                                                             All
                                                            Funds
-------------------------------------------------- -------------------------
----------------------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                                           None
----------------------------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)                       100%
----------------------------------------------------------------------------

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                     California      Minnesota   Treasury Plus    100% Treasury
                   Tax-Free Money  Money Market  Money Market     Money Market
                    Market Fund        Fund          Fund             Fund
--------------------------------------------------------------------------------
Management Fees      0.30%           0.30%         0.35%            0.35%
--------------------------------------------------------------------------------
Distribution
 (12b-1) Fees        0.00%           0.50%         0.00%            0.00%
--------------------------------------------------------------------------------
Other Expenses/1/    0.53%           0.42%         0.53%            0.53%
--------------------------------------------------------------------------------
TOTAL ANNUAL
   FUND
    OPERATING
   EXPENSES          0.83%           1.22%         0.88%            0.88%
--------------------------------------------------------------------------------
Fee Waivers/2/       0.18%           0.42%         0.23%            0.23%
--------------------------------------------------------------------------------
Net Expenses         0.65%           0.80%         0.65%            0.65%
--------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-------------------------------------------------------------------
                      California
                       Tax-Free      Treasury Plus   100% Treasury
                     Money Market     Money Market    Money Market
                         Fund             Fund            Fund
-------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:


-------------------------------------------------------------------
                      California
                       Tax-Free      Treasury Plus   100% Treasury
                     Money Market     Money Market    Money Market
                         Fund             Fund            Fund
-------------------------------------------------------------------
1 YEAR
-------------------------------------------------------------------
3 YEARS
-------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Funds.

Words appearing in italicized print are defined in the Glossary.

California Tax-Free Money Market Fund

Investment Objective
The California Tax-Free Money Market Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.

Investment Policies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations with remaining maturities of 397 days or less that are exempt from federal and California personal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 . at least 80% of our assets in municipal obligations that provide income exempt from federal income and alternative minimum taxes;

 . at least 65% of our assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations; and

 . in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

Minnesota Money Market Fund

Investment Objective
The Minnesota Money Market Fund seeks to obtain a high level of income exempt from federal regular income tax and regular Minnesota state income tax, consistent with stability of principal.

Investment Policies
The Fund invests primarily in short-term Minnesota municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Minnesota, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

Permitted Investments
Under normal market conditions, we invest:

 . at least 80% of our assets in short-term municipal obligations that provide income exempt from regular federal income and alternative minimum taxes;

 . at least 65% of our assets in short-term municipal obligations that pay interest exempt from regular Minnesota personal income taxes, although it is our intention to invest substantially all of our assets in such obligations; and

 . in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. In addition, we may invest up to 25% or more of out assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenues of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

Treasury Plus Money Market Fund

Investment Objective
The Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.

Investment Policies
We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury, "plus" we invest in repurchase agreements and other debt instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .  in U.S. Treasury obligations; and
 .  in repurchase agreements collateralized by U.S. Treasury obligations;

As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives. During such periods, the Fund may not achieve its objective.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Investing in shares of other money market funds will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

100% Treasury Money Market Fund

Investment Objective
The 100% Treasury Money Market Fund seeks to provide investors with stability of principal and current income which is exempt from most state and local personal income taxes.

Investment Policies
We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .  100% of our assets in U.S. Treasury obligations.

As a temporary defensive measure or to maintain liquidity, we may invest in shares of other money market funds that have a substantially similar investment objective. During such periods, the Fund may not achieve its objective.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.
Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate. Investing shares of other money market funds will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page __, and the Statement of Additional Information.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

--------------------------------------------------------------------------------------------------------
100% TREASURY                                     .                      .            .           .
--------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET
--------------------------------------------------------------------------------------------------------
TREASURY PLUS            .          .             .          .           .            .           .
--------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE      .          .             .          .           .            .           .
--------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE:                                   RISK:
--------------------------------------------------------------------------------------------------------
Floating and Variable Rate Debt
Instruments with interest rates that are               Interest Rate and
adjusted either on a schedule or when an index         Credit Risk
or benchmark changes.

--------------------------------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security        Credit and
agrees to buy back a security at an agreed             Counter-Party Risk
upon time and price, usually with interest.

--------------------------------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another          Market Risk
money market fund.  A pro rata portion of the
other fund's expenses, in addition to the
expenses paid by the Funds, will be borne by
Fund shareholders.

--------------------------------------------------------------------------------------------------------
Foreign Obligations
Dollar-denominated debt obligations of foreign         Information, Liquidity,
branches of U.S. banks or U.S. branches of             Political, Regulatory,
foreign banks.                                         and Diplomatic Risk

--------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers,         Credit, Counter-Party
dealers and financial institutions to increase         and Leverage Risk
return on those securities.  Loans may be made
in accordance with existing investment
policies.

--------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary         Leverage Risk
purposes to meet shareholder redemptions.

----------------------------------------------------------------------------------------------------------
Illiquid Securities
A security that cannot be readily sold, or             Liquidity Risk
cannot be readily sold without negatively
affecting its fair price.  Illiquid securities
are limited to 10% of assets for each Fund.
----------------------------------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one Stagecoach or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history of the predecessor fund will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the Stagecoach and Norwest predecessor funds.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund paid on an annual basis for the services described.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

 ----------------------------------------------------------------------------
                               BOARD OF TRUSTEES
  ----------------------------------------------------------------------------
                       Supervises the Funds' activities
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
             INVESTMENT ADVISOR                        CUSTODIAN
  ----------------------------------------------------------------------------
            Wells Fargo Bank, N.A.             Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA     6th St. & Marquette, Minneapolis,
        Manages the Funds' investment                       MN
               activities                      Provides safekeeping for the
                                                      Funds' assets

  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
  ----------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                               525 Market Street
                               San Francisco, CA
                   Manages the Funds' investment activities
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                                                SHAREHOLDER
                                              TRANSFER           SERVICING
     DISTRIBUTOR        ADMINISTRATOR          AGENT              AGENTS
  ----------------------------------------------------------------------------

    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various
    111 Center St.     N.A.                 Two Heritage Drive   Agents
    Little Rock, AR    525 Market St.       Quincy, MA
    Markets the Funds  San Francisco, CA    Maintains records
    and distributes    Manages the          of shares and        Provide
    shares             Funds' business      supervises the       services to
                       activities           paying of dividends  customers
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------

                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  ----------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                 SHAREHOLDERS
  ----------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998 Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive the following fees:

---------------------------------------------------------------------------------
California Tax-Free Money Market Fund                            .40%
---------------------------------------------------------------------------------
Minnesota Money Market Fund                                      .30%
---------------------------------------------------------------------------------
Treasury Plus Money Market Fund                                  .35%
---------------------------------------------------------------------------------
100% Treasury Money Market Fund                                  .35%
---------------------------------------------------------------------------------

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of December 31, 1998, WCM provided investment advice for assets aggregating in excess of $39 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $1 billion and .04% of all assets above $1 billion.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays up to .25% of its average annual net assets.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 . We determine the Net Asset Value ("NAV") of each Funds' shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the 1940 Act. See the Statement of Additional Information for further disclosure.
 .  We process requests to buy or sell shares of the funds each business day.
   Requests we receive in proper form for the Treasury Plus Money Market Fund generally are processed at 12:00 p.m. (Pacific time) on the same day. Requests we receive in proper form for all other Funds generally are processed at 9:00 a.m. (Pacific time), on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

You can buy Fund shares:
 .  By opening an account directly with the Fund (simply complete and return a
   Wells Fargo Funds application with proper payment);
 . Through a brokerage account with an approved selling agent; or . Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:
 . $1,000 per Fund minimum initial investment; or . $100 per Fund if you use the Systematic Purchase Program; and . $100 per Fund for all investments after your first.

  We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.


-------------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
Complete a Wells Fargo Funds application.  Be sure to indicate the Fund name and the share class into which you intend to
invest.  Failure to complete an application properly may result
in a delay in processing your request.                               Mail to:
----------------------------------------------------------------
Enclose a check for at least $1,000 made out in the full name        Wells Fargo Funds Trust
and share class of the Fund.  For example, "Treasury Plus Money      P.O. Box 8266
Market Fund, Class A."                                               Boston, MA
                                                                     02266-8266
----------------------------------------------------------------
You may start your account with $100 if you elect the Systematic
Purchase plan option on the application.
----------------------------------------------------------------
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Make a check payable to the full name and share class of your        Mail to:
Fund for at least $100.  Be sure to write your account number        Wells Fargo Funds Trust
on the check as well.                                                P.O. Box 8266
                                                                     Boston, MA
                                                                     02266-8266
----------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
If you do not currently have an account, complete a Wells Fargo      Mail to:
Funds application.  You must wire at least $1,000.  Be sure to       Wells Fargo Funds
indicate the Fund name and the share class into which you            P.O. Box 8266
intend to invest.                                                    Boston, MA  02266-8266
-----------------------------------------------------------------
Mail the completed application.                                      or Fax Application to:
-----------------------------------------------------------------
You may also fax the completed application (with original to         1-617-483-5765
follow).  You must first call BFDS at 1-800-222-8222 to notify them of an incoming wire trade.
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100 according to     Wire to:
the instructions given to the right.  Be sure to have the            Wells Fargo Funds
wiring bank include your current account number and the name         c/o State Street Bank &
your account is registered in.                                       Trust
-----------------------------------------------------------------
                                                                     Boston, MA

                                                                     Bank Routing Number:
                                                                     ABA 011-000028

                                                                     Wire Purchase Account Number:
                                                                     9905-437-1

                                                                     Attention:
                                                                     Wells Fargo Funds (Name
                                                                     of Fund and Share Class)

                                                                     Account Name:
                                                                     (Registration Name Indicated
                                                                     on Application)
                                                                   ------------------------------

-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you
already have an existing Wells Fargo Funds Trust Account.                Call:
----------------------------------------------------------------------
Call Investor Services and instruct the representative to either:        1-800-222-8222
 .  transfer at least $1,000 from a linked settlement account, or
 .  exchange at least $1,000 worth of shares from an existing
   Wells Fargo Fund.  Please see "Exchanges" for special rules.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:        Call:
 .  transfer at least $100 from a linked settlement account, or           1-800-222-8222
 .  exchange at least $100 worth of shares from another Wells
   Fargo Fund.
-------------------------------------------------------------------------------------------------

Selling Shares:
The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

-------------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full
Redemption").
----------------------------------------------------------------------
Make sure all the account owners sign the request.
----------------------------------------------------------------------
You may request that redemption proceeds be sent to you by               Mail to:
check, by ACH transfer into a bank account, or by wire.  Please          Wells Fargo Funds Trust
call Investor Services regarding requirements for linking bank           P.O. Box 8266
accounts or for wiring funds.  We reserve the right to charge a          Boston, MA  02266-8266
fee for wiring funds although it is not currently our practice to do so.
----------------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000.  You can get a signature guarantee at financial institutions such as a bank or brokerage house.  We do not
accept notarized signatures.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least $100.
Be prepared to provide your account number and Taxpayer
Identification Number.
----------------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
----------------------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by wire.
Please call Investor Services regarding requirements for
linking bank accounts or for wiring funds.  We reserve the
right to charge a fee for wiring funds although it is not                    Call:
currently our practice to do so.                                             1-800-222-8222
----------------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or
subsequently in writing.
----------------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account.
We will not be liable for any losses incurred if we follow
telephone instructions we reasonably believe to be genuine.
----------------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
----------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
-------------------------------------------------------------------------------------------------
We determine the NAV for the Treasury Plus Fund at 12:00 p.m. (Pacific time), and for the
Minnesota Money Market, 100% Treasury Money Market and California Tax-Free Money Market Funds at
9:00 a.m. (Pacific time).
-------------------------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
-------------------------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received.  Requests received before the cutoff times are processed on the same business day.
-------------------------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.  There maybe special requirements that supersede the directions in this Prospectus.
-------------------------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected.  Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
-------------------------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than
$250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period.  If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash.  Therefore, we may pay all or part of the redemption in securities of equal value.
-------------------------------------------------------------------------------------------------

Exchanges

Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the Prospectus for the Fund into which you wish to exchange.
 . If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and a sales load may be assessed.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Fund you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 .  Exchanges from any share class to a money market fund can only be re-
   exchanged for the original share class.
 . In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 . You may exchange shares of the Funds for Class A, Class B or Class C shares of a non-money market fund.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

   .  must have a Fund account value at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus declare dividends daily, pay dividends monthly, and make capital gains distributions at least annually.

We offer the following distribution options:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income. However, dividends distributed by the California Tax-Free Money Market Fund which is attributable to the Fund's net interest income from tax-exempt securities will not be subject to federal income tax. A substantial portion of dividends distributed by the California Tax-Free Money Market Fund to noncorporate shareholders will also be exempt from California income tax. Dividend distributions derived from net investment income from the 100% Treasury Money Market Fund are exempt in most jurisdictions from state and local personal income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

                             TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage
Funds.

Wells Fargo Funds Trust                              Predecessor Funds
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                Stagecoach California Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund                          N/A
---------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund                      Stagecoach Treasury Plus Money Market Fund
---------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund                      Stagecoach 100% Treasury Money Market Fund
---------------------------------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. We determine the NAV for the Minnesota Money Market, California Tax-Free Money Market and the 100% Treasury Money Market Funds at 9:00 a.m. (Pacific time), and for the Treasury Plus Money Market Fund at 2:00 p.m. (Pacific time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
[Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA 94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC 20549-6009
(call:  1-800-SEC-0330 for details)


ICA Reg. No. 811-6419     NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
WFFT MMPR (8/99)

                                                                 August 24, 1999
Front Cover

       Wells Fargo Funds Trust
         Money Market Funds
       Prospectus


California Tax-Free           Please read this Prospectus and keep it for
 Money Market Fund            future reference.  It is designed to provide you
                              with important information and to help you
California Tax-Free           decide if a Fund's goals match your own.
 Money Market Trust
                              These securities have not been approved
Minnesota                     or disapproved by the Securities and
 Money Market Fund            Exchange Commission ("SEC"), nor has
                              the SEC passed upon the accuracy or
Money Market Trust            adequacy of this Prospectus.  Any
                              representation to the contrary is a
National Tax-Free             criminal offense.
 Money Market Trust
                              Fund shares are NOT deposits of Wells Fargo
Overland Express              Bank, N.A. ("Wells Fargo Bank") or any of its
 Sweep Fund                   affiliates.  Fund shares are NOT insured or
                              guaranteed by the U.S. Government, the
Prime Investment              Federal Deposit Insurance Corporation
 Money Market Fund            ("FDIC") or any other governmental agency.
                              AN INVESTMENT IN A FUND INVOLVES
100% Treasury Money           CERTAIN RISKS, INCLUDING POSSIBLE
 Market Fund                  LOSS OF PRINCIPAL.

Institutional Class and
  Service Class

Inside Front Cover

 Table of Contents

Overview                    Objectives and Principal
                              Strategies
This section contains       Important Risks
important summary           Performance History
information about the       Summary of Expenses
Funds.

-----------------------------------------------------------------------

The Funds                   California Tax-Free Money Market Fund
                            California Tax-Free Money Market Trust
This section contains       Minnesota Money Market Fund
important information       Money Market Trust
about the individual        National Tax-Free Money Market Trust
Funds.                      Overland Express Sweep Fund
                            Prime Investment Money Market Fund
                            100% Treasury Money Market Fund

                            General Investment Risks
                            Organization and Management of the Funds

-----------------------------------------------------------------------

Your Account

Turn to this section for    Your Account
information on how to       How to Buy Shares
buy and sell Fund shares.   Selling Shares
                            Exchanges

                            Additional Services and
                              Other Information
                            Table of Predecessors

-----------------------------------------------------------------------

                                   Glossary

                    WELLS FARGO MONEY MARKET FUNDS OVERVIEW


California Tax-Free Money Market Fund

Objective
Seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities.

California Tax-Free Money Market Trust

Objective
Seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in high quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations.

Minnesota Money Market Fund

Objective
Seeks to obtain a high level of income exempt from federal regular income tax and regular Minnesota state income tax, consistent with stability of principal.

Principal Strategy
We invest primarily in short-term Minnesota municipal securities.

Money Market Trust

Objective
Seeks to provide investors with current income and stability of principal.

Principal Strategy
We invest in high quality U.S. dollar-denominated money market instruments.

National Tax-Free Money Market Trust

Objective
Seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations.

Overland Express Sweep Fund

Objective
Seeks to provide investors with a high level of current income, while preserving capital and liquidity.

Principal Strategy
We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including debt obligations as well as certain other investment such as repurchase agreements.

Prime Investment Money Market Fund

Objective
Seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high-quality, short-term instruments of both U.S. Government obligations and foreign obligations.

100% Treasury Money Market Fund

Objective
Seeks to provide investors with stability of principal and current income which is exempt from most state and local personal income taxes.

Principal Strategy
We invest exclusively in obligations issued or guaranteed by the U.S. Treasury.

Summary Of Important Risks

This section summarizes important risks that are common to all of the Funds described in this Prospectus. Additional information about these and other risks is included in the individual Fund descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation.

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

Although each of the Funds seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

Performance History

The Funds in this prospectus will commence operations in September 1999. No performance information is given for the Funds because they will have been in operation for less than one year.

Summary of Expenses

Shareholder Fees
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.


---------------------------------------------------------------------------

                               Institutional Class        Service Class
---------------------------------------------------------------------------
Minimum sales charge (load)
   imposed on purchases (as
   a percentage of
   offering price)                  None                      None
---------------------------------------------------------------------------
Maximum deferred sales
   charge (load)
   (as a percentage of
   purchase price)                  None                      None
---------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------------------------------------------------------
                     California Tax-Free   California Tax-Free   Minnesota                                     National Tax-Free
                      Money Market Fund    Money Market Trust    Money Market Fund      Money Market Trust     Money Market Trust
---------------------------------------------------------------------------------------------------------------------------------
                        Service Class      Institutional Class   Service Class          Institutional Class   Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
 Management Fees         0.30%                  0.00%              0.40%                       0.00%               0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Distribution (12b-1)
 Fees                    0.00%                  0.00%              0.00%                       0.00%               0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Other Expenses/1/       0.28%                  0.28%              0.17%                       0.28%               0.28%
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL ANNUAL
  FUND OPERATING
  EXPENSES               0.58%                  0.28%              0.57%                       0.28%               0.28%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waivers/2/           0.13%                  0.08%              0.08%                       0.08%               0.08%
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses             0.45%                  0.20%              0.49%                       0.20%               0.20%
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                       Overland Express        Prime Investment       100% Treasury
                          Sweep Fund          Money Market Fund      Fund Money Market
----------------------------------------------------------------------------------------
                      Institutional Class       Service Class          Service Class
----------------------------------------------------------------------------------------
 Management Fees            0.45%                  0.10%                  0.35%
----------------------------------------------------------------------------------------
 Distribution (12b-1)
 Fees                       0.00%                  0.00%                  0.00%
----------------------------------------------------------------------------------------
 Other Expenses/1/          0.88%                  0.53%                  0.28%
----------------------------------------------------------------------------------------
 TOTAL ANNUAL
   FUND OPERATING
   EXPENSES                 1.33%                  0.63%                  0.63%
----------------------------------------------------------------------------------------
 Fee Waivers/2/             0.08%                  0.15%                 0.17%
----------------------------------------------------------------------------------------
 Net Expenses               1.25%                  0.48%                 0.46%
----------------------------------------------------------------------------------------


/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

---------------------------------------------------------------------------------------------------
                    California      California                                         National
                     Tax-Free        Tax-Free        Minnesota                         Tax-Free
                   Money Market    Money Market        Money        Money Market     Money Market
                       Fund           Trust         Market Fund         Trust            Trust
---------------------------------------------------------------------------------------------------
                                  Institutional                     Institutional    Institutional
                  Service Class       Class        Service Class        Class            Class
---------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                                      Prime
                     Overland       Investment     100% Treasury
                     Express       Money Market    Money Market
                    Sweep Fund         Fund            Fund
-----------------------------------------------------------------
                  Institutional
                      Class       Service Class    Service Class
-----------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

---------------------------------------------------------------------------------------------------
                    California      California                                         National
                     Tax-Free        Tax-Free        Minnesota                         Tax-Free
                   Money Market    Money Market        Money        Money Market     Money Market
                       Fund           Trust         Market Fund         Trust            Trust
---------------------------------------------------------------------------------------------------
                                  Institutional                     Institutional    Institutional
                  Service Class       Class        Service Class        Class            Class
---------------------------------------------------------------------------------------------------
1 YEAR
---------------------------------------------------------------------------------------------------
3 YEARS
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
                                      Prime
                     Overland       Investment     100% Treasury
                     Express       Money Market    Money Market
                    Sweep Fund         Fund            Fund
-----------------------------------------------------------------
                  Institutional
                      Class       Service Class    Service Class
-----------------------------------------------------------------
1 YEAR
-----------------------------------------------------------------
3 YEARS
-----------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Funds.

Words appearing in italicized print are defined in the Glossary.

California Tax-Free Money Market Fund

Investment Objective
The California Tax-Free Money Market Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.

Investment Policies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations with remaining maturities of 397 days or less that are exempt from federal and California personal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in municipal obligations that provide income exempt from federal income and alternative minimum taxes;

 .    at least 65% of our assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations; and

 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-tem instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

California Tax-Free Money Market Trust

Investment Objective
The Money Market Trust seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

Investment Policies
The Fund pursues its objectives by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations. The Fund only invests in securities with remaining maturities not exceeding 397 days.
The Fund also maintains an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest substantially all of the Funds assets in the following types of municipal obligations that pay interest which is exempt from both federal income tax and California personal income tax:

 .    bonds, notes or commercial paper issued by or on behalf of the State of
     California, its cities, municipalities, political subdivisions and other public authorities; and

 .    obligations issued by the U.S. Virgin Islands, Puerto Rico and Guam, the interest of which also is exempt from federal income tax and California personal income tax.

Under normal market conditions, the Fund may also invest at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and not subject to the federal alternative minimum tax.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

Minnesota Money Market Fund

Investment Objective
The Minnesota Money Market Fund seeks to obtain a high level of income exempt from federal regular income tax and regular Minnesota state income tax, consistent with stability of principal.

Investment Policies
The Fund invests primarily in short-term Minnesota municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Minnesota, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our assets in short-term municipal obligations that provide income exempt from regular federal income and alternative minimum taxes;

 .    at least 65% of our assets in short-term municipal obligations that pay interest exempt from regular Minnesota personal income taxes, although it is our intention to invest substantially all of our assets in such obligations; and

 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. In addition, we may invest up to 25% or more of our assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

Money Market Trust

Investment Objective
The Money Market Trust seeks to provide investors with current income and stability of principal.

Investment Policies
The Fund pursues its objectives by investing in high-quality U.S. dollar-denominated money market instruments with remaining maturities not exceeding 397 days as determined in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund also maintains an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest in:

 .    U.S. Government short-term obligations;

 .    obligations of domestic and foreign banks;

 .    commercial paper;

 .    repurchase agreements; and

 .    variable- and floating-rate instruments.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

National Tax-Free Money Market Trust

Investment Objective
The National Tax-Free Money Market Trust seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities. Under normal market conditions we invest substantially all of our assets in debt obligations that are exempt from federal income tax. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .    at least 80% of our net assets in municipal obligations the interest on which is exempt from federal income tax and not subject to the federal alternative minimum tax; and

 .    in obligations rated within the two highest categories by nationally recognized ratings organizations.

We may also invest up to 20% of our assets in permitted taxable investments as a defensive measure due to unusual market conditions or to maintain liquidity.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

Overland Express Sweep Fund

Investment Objective
The Overland Express Sweep Fund seeks to provide investors with a high level of current income, while preserving capital and liquidity.

Investment Policies
We pursue this objective by actively managing a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall weighted average maturity of 90 days or less. We may also make certain other investment including, for example, repurchase agreements.

Permitted Investments
Under normal market conditions, we invest in:

 .    commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
     1+" or "A-1" by S&P;

 .    negotiable certificates of deposit and banker's acceptances;

 .    repurchase agreements;

 .    U.S. Government obligations;

 .    short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks; and

 .    shares of other money market funds.

Important Risk Factors
You should consider both the General Investment Risks beginning on page ___ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures a guarantees the performance of the Fund.

Prime Investment Money Market Fund

Investment Objective
The Prime Investment Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term instruments, primarily municipal obligations with remaining maturities of 397 days or less. Among the municipal obligations we buy are bonds, notes and commercial paper issued by or on behalf of the states, territories and possessions of the United States and their political subdivisions and other public authorities.

The Fund may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to instructions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

Permitted Investments
Under normal market conditions, we invest:

 .    more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries.

The Fund may not:

 .    invest more than 25% of its total assets in any other single industry.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

There is the risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

100% Treasury Money Market Fund

Investment Objective
The 100% Treasury Money Market Fund seeks to provide investors with stability of principal and current income which is exempt from most state and local personal income taxes.

Investment Policies
We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

Permitted Investments
Under normal market conditions, we invest:

 .  100% of our assets in U.S. Treasury obligations.

As a temporary defensive measure or to maintain liquidity, we may invest in shares of other money market funds that have a substantially similar investment objective. During such periods, the Fund may not achieve its objective.

Important Risk Factors
You should consider both the General Investment Risks listed on page __ and the specific risks listed below. They are both important to your investment choice.

There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.
Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate. Investing shares of other money market funds will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 39, and the Statement of Additional Information.

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
 . Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.
 . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

-------------------------------------------------------------------------------
INVESTMENT PRACTICE:                                         RISK:
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either     Interest Rate and
on a schedule or when an index or benchmark changes.         Credit Risk
-------------------------------------------------------------------------------
Repurchase Agreements
A transaction in which the seller of a security agrees       Credit and
to buy back a security at an agreed upon time and            Counter-Party Risk
price, usually with interest.
-------------------------------------------------------------------------------
Other Mutual Funds
The temporary investment in shares of another money          Market Risk
market fund.  A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the
Funds, will be borne by Fund shareholders.
-------------------------------------------------------------------------------
Foreign Obligations
Dollar-denominated debt obligations of foreign branches      Information,
of U.S. banks or U.S. branches of foreign banks.             Liquidity,
                                                             Political,
                                                             Regulatory, and
                                                             Diplomatic Risk
-------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers       Credit, Counter-
and financial institutions to increase return on those       Party and Leverage
securities.  Loans may be made in accordance with            Risk
existing investment policies.
-------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary purposes      Leverage Risk
to meet shareholder redemptions.
-------------------------------------------------------------------------------
Illiquid Securities
A security that cannot be readily sold, or cannot be         Liquidity Risk
readily sold without negatively affecting its fair
price.  Illiquid securities are limited to 10% of
assets for each Fund.
-------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one Stagecoach or Norwest Advantage Funds, with the exception of the Minnesota Tax-Free Money Market Fund that does not have a predecessor. The performance and financial statement history of the predecessor fund will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the Stagecoach and Norwest predecessor funds.

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

  ----------------------------------------------------------------------------
                                BOARD OF TRUSTEES
  ----------------------------------------------------------------------------
                         Supervises the Funds' activities
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
              INVESTMENT ADVISOR                        CUSTODIAN
  ----------------------------------------------------------------------------
      Wells Fargo Bank, N.A.              Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA   6th St. & Marquette, Minneapolis, MN
      Manages the Funds' investment       Provides safekeeping for the
      activities                          Funds' assets
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                              INVESTMENT SUB-ADVISOR
  ----------------------------------------------------------------------------
                      Wells Capital Management Incorporated
                                525 Market Street
                                San Francisco, CA
                      Manages the Funds' investment activities
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                                                  SHAREHOLDER
                                                 TRANSFER          SERVICING
       DISTRIBUTOR        ADMINISTRATOR            AGENT            AGENTS
  ----------------------------------------------------------------------------

    Stephens Inc.      Wells Fargo Bank,    BFDS, Inc.           Various
                       N.A.                 Two Heritage Drive   Agents
    111 Center St.     525 Market St.       Quincy, MA
    Little Rock, AR    San Francisco, CA    Maintains records
    Markets the Funds  Manages the          of shares and        Provide
    and distributes    Funds' business      supervises the       services to
    shares             activities           paying of dividends  customers
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  ----------------------------------------------------------------------------
      Advise current and prospective shareholders on their Fund investments
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                   SHAREHOLDERS
  ----------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998 Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive the following fees:


----------------------------------------------------------------------------
California Tax-Free Money Market Fund                          .30%
----------------------------------------------------------------------------
California Tax-Free Money Market Trust                         .25%
----------------------------------------------------------------------------
Minnesota Money Market Fund                                    .30%
----------------------------------------------------------------------------
Money Market Trust                                             .25%
----------------------------------------------------------------------------
National Tax-Free Money Market Trust                           .25%
----------------------------------------------------------------------------
Overland Express Sweep Fund                                    .45%
----------------------------------------------------------------------------
Prime Investment Money Market Fund                             .10%
----------------------------------------------------------------------------
100% Treasury Money Market Fund                                .35%
----------------------------------------------------------------------------

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of December 31, 1998, WCM provided investment advice for assets aggregating in excess of $39 billion. For providing sub-advisory services to the Funds, WCM is entitled to receive from Wells Fargo Bank .05% of each Fund's assets up to the first $1 billion and .04% of all assets above $1 billion.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Company's Directors.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:
 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
 . We determine the Net Asset Value ("NAV") of each Funds' shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the 1940 Act. See the Statement of Additional Information for further disclosure.
 .  We process requests to buy or sell shares of the funds each business day.
   Requests we receive in proper form for each Fund except the Money Market Trust and Prime Investment Money Market Fund generally are processed at 9:00 a.m. (Pacific time) on the same day. Requests we receive in proper form for the Money Market Trust and Prime Investment Money Market Fund generally are processed at 12:00 p.m. (Pacific time), on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

Minimum Investments:
 .  Institutional shares require a minimum initial investment of $5,000,000.
 .  Service shares require a minimum initial investment of $100,000.
 . Trust shares have no minimum investment requirement, but must be purchased only within certain trust accounts.

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 .  The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

Selling Shares
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.


--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
We determine the NAV of the funds each day. Redemption proceeds are usually wired to the redeeming Institution the following business day.
--------------------------------------------------------------------------------
Redemption proceeds are usually wired to the redeeming Institution the following business day.
--------------------------------------------------------------------------------
We will process requests to sell at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
--------------------------------------------------------------------------------
If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
--------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

Exchanges

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the Prospectus for the Fund into which you wish to exchange.
 .  Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.
 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
 .  Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
 . Shares of the Fund may be exchanged for other Institutional Class shares, for other Service Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

Additional Services and Other Information

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 . Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 . Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

   .  must have a Fund account value at $10,000 or more;
   . must have your distributions reinvested; and . may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options
The Funds in this Prospectus declare dividends daily, pay dividends monthly, and make capital gains distributions at least annually.

We offer the following distribution options:

 . Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things to Keep In Mind About Distributions
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by a Fund as dividend distributions. In general, these are taxable to you as ordinary income. However, dividends distributed by the California Tax-Free Money Market Fund which is attributable to the Fund's net interest income from tax-exempt securities will not be subject to federal income tax. A substantial portion of dividends distributed by the California Tax-Free Money Market Fund to noncorporate shareholders will also be exempt from California income tax. Dividend distributions derived from net investment income from the 100% Treasury Money Market Fund are exempt in most jurisdictions from state and local personal income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

We will pass on to you any net capital gains earned by a Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund Shares.

                             TABLE OF PREDECESSORS

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

The chart below indicates the predecessor Stagecoach and Norwest Advantage
Funds.

---------------------------------------------------------------------------------------------------------
Wells Fargo Funds Trust                           Predecessor Funds
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund             Stagecoach California Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust            Stagecoach California Tax-Free Money Market Trust
---------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund                       N/A
---------------------------------------------------------------------------------------------------------
Money Market Trust                                Stagecoach Money Market Trust
---------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust              Stagecoach National Tax-Free Money Market Trust
---------------------------------------------------------------------------------------------------------
Overland Express Sweep Fund                       Stagecoach Overland Express Sweep Fund
---------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund                Norwest Advantage Ready Cash Investment Fund (Public
                                                  Entities Shares)
---------------------------------------------------------------------------------------------------------

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund. We determine the NAV for the Money Market Trust and the Prime Investment Money Market Fund at 12:00 p.m. (Pacific time), and at 9:00 a.m. (Pacific time) for all of the other Funds.

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)
The NAV with the sales load added.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Back Cover

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Wells Fargo Funds Trust
PO Box 7066
San Francisco, CA  94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-6419 NOT FDIC INSURED -- NO BANK GUARANTEE -- MAY LOSE VALUE. WFFT MMP (8/99)

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 24, 1999

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                    CALIFORNIA TAX-FREE MONEY MARKET TRUST
                          MINNESOTA MONEY MARKET FUND
                              MONEY MARKET TRUST
                     NATIONAL TAX-FREE MONEY MARKET TRUST
                          OVERLAND EXPRESS SWEEP FUND
                      PRIME INVESTMENT MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                        100% TREASURY MONEY MARKET FUND

                Class A, Service Class and Institutional Class

       Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Minnesota Tax-Free Money Market Fund, Money Market Trust, National Tax-Free Money Market Trust, Overland Express Sweep, Prime Investment Money Market, Treasury Plus Money Market Fund and 100% Treasury Money Market Funds. The California Tax-Free Money Market Fund, Minnesota Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund each offer a class of shares that is sometimes referred to herein as "Class A Shares." The California Tax-Free Money Market Fund, Minnesota Money Market Fund, Prime Investment Money Market Fund, and 100% Treasury Money Market Fund each offer a class of shares that is sometimes referred to herein as "Service Class Shares." The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund offer a class of shares sometimes referred to herein as the "Institutional Class." This SAI relates to all such classes of shares.

       This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 24, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS

                                                                       Page
                                                                       ----
Historical Fund Information...........................................
Investment Restrictions...............................................
Additional Permitted Investment Activities and Associated Risks.......
Risk Factors..........................................................
Special Considerations Affecting California Municipal Obligations.....
Management............................................................
Performance Calculations..............................................
Determination of Net Asset Value......................................
Additional Purchase and Redemption Information........................
Portfolio Transactions................................................
Fund Expenses.........................................................
Federal Income Taxes..................................................
5% Ownership..........................................................
Capital Stock.........................................................
Other.................................................................
Counsel...............................................................
Independent Auditors..................................................
Financial Information.................................................
Appendix..............................................................  A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The California Tax-Free Money Market Fund will commence operations on September 17, 1999, as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on July 1, 1992.


     The California Tax-Free Money Market Trust will commence operations on September 17, 1999, as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on [ _______________ ].

     The Minnesota Market Fund will commence operations on September 17, 1999 as a new portfolio. It has no predecessor fund and thus no prior history.

     The Money Market Trust will commence operations on September 17, 1999, as successor to an investment portfolio of Pacifica Funds Trust ("Pacifica"), an open-end management investment company. Pacifica was organized on July 17, 1984 under the name "Fund Source." Pacifica changed its name to "Pacifica Funds Trust" on February 9, 1993. The Fund originally commenced operations on September 17, 1990 as a separate investment portfolio of Westcore Trust called the "Prime Money Market Fund." On October 1, 1995, the Fund was organized as a portfolio of Pacifica. On September 6, 1996, the predecessor portfolio became the Stagecoach Money Market Trust of Stagecoach.

     The National Tax-Free Money Market Trust will commence operations on September 17, 1999, as successor to the National Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on April 2, 1996.

     The Overland Express Sweep Fund will commence operations on September 17, 1999, as successor to an investment portfolio originally organized on October 1, 1991, as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), another open-end management investment company advised by Wells Fargo Bank. On July 23, 1997, the predecessor Overland portfolio became the predecessor Overland Express Sweep Fund of Stagecoach

     The Prime Investment Money Market Fund will commence operations on September 17, 1999, as successor to an investment portfolio originally organized on April 30, 1981 as Pacific American Liquid Assets, Inc. It was reorganized as the Pacific American Money Market Portfolio, a portfolio of the Pacific American Funds, on October 1, 1985. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American Money Market Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Prime Money Market Fund. On September 6, 1996, the Pacifica Prime Money Market Fund was reorganized as the predecessor Stagecoach Prime Money Market Fund.

     The Treasury Plus Money Market Fund will commence operations on September 17, 1999, as successor to the Treasury Plus Money Market Fund of Stagecoach.
The Fund originally commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the predecessor Stagecoach Treasury Money Market Fund. The word "Plus" was added to the Fund's name as of August 1, 1998.

     The 100% Treasury Money Market Fund will commence operations on September 17, 1999, as successor to the 100% Treasury Money Market Fund of Stagecoach. The predecessor Stagecoach 100% Treasury Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on August 1, 1998.


                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; or to invest substantially all of its assets in the portfolio of one or more open-end management investment companies pursuant to
Section 12 of the 1940 Act and the rules thereunder;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Income Equity Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. [A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.]

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds.

     Asset-Backed Securities
     -----------------------

     The Prime Investment Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations
     ----------------

     The Prime Investment Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------

     The Prime Investment Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds, except the California Tax-Free Money Market Trust and California Tax-Free Money Market Fund, may purchase floating- and variable-rate obligations such as demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuates from time to time, but the Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on standard money market rate indices. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Foreign Obligations
     -------------------

     Each Fund, except the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust, may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
     Transactions
     ------------

     The Money Market Trust, Prime Investment Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds, except the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust, may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 10% of its assets in illiquid securities.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds, except the Treasury Plus Money Market Fund, may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Money Market Instruments
     ------------------------

     The Overland Express Sweep Fund may invest in money market instruments. Money market instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) (U.S. Government obligations"); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Ratings Group ("S&P"), or, if unrated, by comparable qualify as determined by Wells Fargo Bank; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment; (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

     Municipal Bonds.  The Fund may invest in municipal bonds.  As discussed in
     ---------------
the Fund's Prospectus, the two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain Fund for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining Fund for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain Fund to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     Municipal Notes.  Municipal notes include, but are not limited to, tax
     ---------------
anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs.  An uncertainty in a municipal issuer's capacity to raise taxes as a
     ----
result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs.  The ability of a municipal issuer to meet its obligations on its
     ----
BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs.  A decline in the receipt of certain revenues, such as anticipated
     ----
revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in
                        - -
response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of
            - -
outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

     Other Investment Companies
     --------------------------

     The Funds, except the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust, may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     The Funds, except the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust, may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Short-Term Trading.
     ------------------

     The Money Market Trust and the National Tax Free Money Market Trust Funds may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover but should not adversely affect the Fund since it does not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     Unrated and Downgraded Investments
     ----------------------------------

     The Funds, except the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust, may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Money Market Trust, Prime Investment Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The Treasury Plus Money Market Fund may invest only in U.S. Government obligations issued or guaranteed by the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury Securities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information. From mid-1990 to late 1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state has been facing a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment has grew in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected to continue through the rest of the decade. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to under 6% in the Spring of 1998.
Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for its past five consecutive fiscal years through 1996-97 and has forecast an overall balanced budget by June 30, 2000. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the projected level of the SFEU as of June 30, 1998 was $329 million. However, the Asian economic difficulties since mid-1997 are expected to have had a moderate dampening effect on California's economy. Any delay or reversal of the recovery may create new shortfalls in revenues.

     Local Governments. On December 6, 1994, Orange County, California became the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery

$820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy, and the county's investment rating by Standard & Poors was "B" as of October 31, 1997.

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long term bonds was downgraded for the third time since 1992. The county has received federal and state assistance and the proposed fiscal 1999 budget for Los Angeles County is the first in several years that does not begin with an operating deficit. Even though the state has no existing obligations with respect to either Orange County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances. The monies of California are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-99 Executive Budget projections submitted to the State Legislature in February 1998, forecast a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Changes in California Constitutional and Other Laws. In 1978, California voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the 'VLF') by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process.

     Other Information. Certain debt obligations held by the Fund may be obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the Fund would not be paid in a timely manner.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                             Principal Occupations
Name, Age and Address                Position                During Past 5 Years
---------------------                --------                ---------------------
*Robert C. Brown, 65                 Trustee                 Director, Federal Farm Credit Banks Funding
1431 Landings Place                                          Corporation and Farm Credit System Financial
Sarasota, FL 34231                                           Assistance Corporation since February 1993.

Donald H. Burkhardt, 70              Trustee                 Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                  Trustee                 Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                   Trustee                 Business Associate Professor, Wake Forest
321 Beechcliff Court                                         University, Calloway School of Business and
Winston-Salem, NC  27104                                     Accountancy since 1994; previously Associate
                                                             Professor of Finance.

Peter G. Gordon, 56                  Trustee                 Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                     Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                               Roxane Water Company since 1977.

San Francisco, CA  94133

*W. Rodney Hughes, 72                Trustee                 Private Investor.
31 Dellwood Court
San Rafael, CA  94901
Richard M. Leach, 63                 Trustee                 President of Richard M. Leach Associates (a
P.O. Box 1888                                                financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                 Trustee                 Private Investor/Real Estate Developer;
Four Beaufain Street                                         Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                 Trustee                 Senior Counselor to the public relations firm
500 North State Street                                       of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                             Fellow at the Humphrey Institute, Minneapolis,
                                                             Minnesota (a public policy organization) since
                                                             January 1995.

Richard H. Blank, Jr., 42            Chief Operating         Vice President of Stephens Inc.; Director of
                                     Officer,                Stephens Sports Management Inc.; and Director
                                     Secretary and           of Capo Inc.
                                     Treasurer


                               Compensation Table
                               ------------------
                              as of [            ]
                              --------------------

                                                                  Total Compensation
                                Aggregate Compensation              from Registrant
  Name and Position                from Registrant                 and Fund Complex
  -----------------             ----------------------            ------------------
   Robert C. Brown
       Trustee

 Donald H. Burkhardt
       Trustee

    Jack S. Euphrat
        Trustee

    Thomas S. Goho
       Trustee

Peter G. Gordon
Trustee

W. Rodney Hughes
Trustee

Richard M. Leach
Trustee

J. Tucker Morse
Trustee

Timothy J. Penny
Trustee

     Each of the Trustees and officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively, the "Fund Complex"). Trustees of the Trust are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Company.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As Investment Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                     Annual Rate
                  Fund                                      (as percentage of net assets)
                  ----                                      ------------------------------
     California Tax-Free Money Market                                   0.30%
     California Tax-Free Money Market Trust                             0.25%
     Minnesota Money Market                                             0.30%
     Money Market Trust                                                 0.25%
     National Tax-Free Money Market Trust                               0.25%
     Overland Express Sweep                                             0.45%
     Prime Investment Money Market                                      0.10%
     Treasury Plus Money Market                                         0.35%
     100% Treasury Money Market                                         0.35%

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors.  Wells Fargo Bank has engaged Wells Capital
     -----------------------
Management ("WCM") to serve as Investment Sub-Advisor to the Money Market Trust. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1,000 million of the Fund's average daily net assets and 0.04% of net assets over $1,000 million. [WCM receives a minimum annual sub-advisory fee of $120,000 from the Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by each Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.]

     Wells Fargo Bank has engaged Norwest Investment Management ("NIM") to serve as Investment Sub-Advisor to each Fund other than the Money Market Trust. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, NIM makes recommendations regarding the investment and reinvestment of the Funds' assets. NIM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. NIM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for its sub-advisory services, NIM is entitled to receive a monthly fee equal to an annual rate of . . . . . .

                        [INSERT NIM SUB-ADVISORY FEES]

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15% of the average daily net assets on an annual basis of each Fund.

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Money Market Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class B shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B shares of the Money Market Fund pay Stephens up to 0.75% of the average daily net assets attributable to such Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Class B shares of the Money Market Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Money Market Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Money Market Fund's Class B shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Money Market Fund and its Class B shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Money Market Fund Class B is designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Money Market Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of certain of its Class A, Class B, Institutional and Service Class shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

                                                                    Institutional      Service
                                                                                       -------
            Fund                                        Class A         Class           Class
            ----                                        -------         -----           -----
     California Tax-Free Money Market Fund               0.25%          N/A             N/A
     California Tax-Free Money Market Trust              N/A            N/A             N/A
     Minnesota Money Market                              N/A            N/A           [ ___ ]
     Money Market Trust                                  N/A            N/A             N/A
     National Tax-Free Money Market Trust                N/A            N/A             N/A
     Overland Express Sweep                              N/A            0.30%           N/A
     Prime Investment Money Market                       N/A            N/A             N/A
     Treasury Plus Money Market                          0.25%          N/A             0.25%
     100% Treasury Money Market                          0.25%          N/A             N/A

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Trustees"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as follows: 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     Transfer and Dividend Disbursing Agent.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% of the average daily net assets of each such account on an annual basis].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Yield Calculations:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ -1]
                                    ------
                                     cd
     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                       TAX EQUIVALENT YIELD = ( E ) + t
                                               ---
                                               1 - p
                            E = Tax-exempt yield
                            p = stated income tax rate
                            t = taxable yield

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA

Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individual, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account and Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the shares of the Money Market Trust and Overland Express Sweep Fund is determined as of 12:00 noon (Pacific time)/2:00 p.m. (Central time), and the NAV of the other money market funds is determined as of 9:00 a.m. (Pacific time)/11:00 a.m. (Central time) on each day such Funds are open for business. If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than 12:00 Noon.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance. Except for the expenses borne by Wells Fargo Bank, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

     General. The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Capital Gain Distributions. Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Other Distributions. For Federal income tax purposes, a Fund's earnings
     -------------------
and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders. Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of capital gains are generally not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans. The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

                                 CAPITAL STOCK

     The Funds are nine of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below [as of March 25, 1999,] is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                 5% OWNERSHIP
                            AS OF [MARCH 25, 1999]

                             Name and                  Class; Type     Percentage     Percentage
    Fund                      Address                  of Ownership     of Class       of Fund
    ----                      -------                  ------------     --------       -------
CALIFORNIA
TAX-FREE MONEY
MARKET FUND

   Class A               Stephens Inc.               Record               100%
                         111 Center Street
                         Little Rock, AR  72201




   Service Class         Stephens Inc.               Record               100%
                         111 Center Street
                         Little Rock, AR  72201
CALIFORNIA
TAX-FREE MONEY
MARKET TRUST
                         Stephens Inc.               Record               100%
   Institutional Class   Center Street
                         Little Rock, AR  72201


MINNESOTA
MONEY MARKET
FUND
CLASS A                  N/A

   Service Class         N/A

MONEY MARKET
TRUST
                         Stephens Inc.               Record               100%
   Institutional Class   111 Center Street
                         Little Rock, AR  72201

NATIONAL
TAX-FREE MONEY

MARKET TRUST
                         Stephens Inc.                   Record                   100%
                         111 Center Street
   Institutional Class   Little Rock, AR  72201


OVERLAND
EXPRESS SWEEP
                         Stephens Inc.                   Record                   100%
   Institutional Class   111 Center Street
                         Little Rock, AR  72201

PRIME
INVESTMENT
MONEY MARKET
                         Stephens Inc.                   Record                   100%
   Service Class         111 Center Street
                         Little Rock, AR  72201


TREASURY PLUS
MONEY MARKET

   Class A               Stephens Inc.                   Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

100% TREASURY
MONEY MARKET

   Class A               Stephens Inc.                   Record                   100%
                         111 Center Street
                         Little Rock, AR  72201


   Service Class         Stephens Inc.                   Record                   100%
                         111 Center Street
                         Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

       The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

       Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

       KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

       The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

       Moody's: The four highest ratings for corporate and municipal bonds are
       -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

       S&P: The four highest ratings for corporate and municipal bonds are
       ---
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

       Moody's: The highest ratings for state and municipal short-term
       -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

       S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay
       ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

       Moody's: The highest rating for corporate and municipal commercial paper
       -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

       S&P: The "A-1" rating for corporate and municipal commercial paper
       ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

       S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2."
       ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                                                                 August 24, 1999
FRONT COVER

       WELLS FARGO FUNDS TRUST
           WEALTHBUILDER PORTFOLIOS
       PROSPECTUS


WealthBuilder Growth         Please read this prospectus and keep it for
   Portfolio                 future reference.  It is designed to provide you
                             with important information and to help you
WealthBuilder Growth         decide if a Portfolio's goals match your own.
   & Income Portfolio
                             THESE SECURITIES HAVE NOT BEEN APPROVED OR
WealthBuilder Growth         DISAPPROVED BY THE SECURITIES AND EXCHANGE
   Balanced Portfolio        COMMISSION ("SEC"), NOR HAS THE SEC PASSED UPON THE
                             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                             REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                             OFFENSE.

                             PORTFOLIO SHARES ARE NOT DEPOSITS OF WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. PORTFOLIO SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSIDE FRONT COVER

                               TABLE OF CONTENTS

OVERVIEW                               OBJECTIVES AND PRINCIPAL STRATEGIES
                                       IMPORTANT RISKS


This section contains important        PERFORMANCE HISTORY
summary information about the          SUMMARY OF EXPENSES
Portfolios.

--------------------------------------------------------------------------------

THE PORTFOLIOS                         WEALTHBUILDER GROWTH PORTFOLIO
                                       WEALTHBUILDER GROWTH & INCOME PORTFOLIO
This section contains important        WEALTHBUILDER GROWTH BALANCED PORTFOLIO
information about the individual       GENERAL INVESTMENT RISKS
Portfolios.                            ORGANIZATION AND MANAGEMENT
                                          OF THE PORTFOLIOS

--------------------------------------------------------------------------------

YOUR INVESTMENT

Turn to this section for               YOUR ACCOUNT
information on how to buy and          HOW TO BUY SHARES
sell Portfolio shares.                 SELLING SHARES
                                       ADDITIONAL SERVICES AND
                                          OTHER INFORMATION
                                       EXCHANGES

                                       TABLE OF PREDECESSORS

--------------------------------------------------------------------------------

                                       GLOSSARY

                       WEALTHBUILDER PORTFOLIOS OVERVIEW

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The Portfolio seeks a balance of capital appreciation and income.

PRINCIPAL STRATEGY
We invest in a mixture of bond funds, stock funds, money market funds and other investment companies.

WEALTHBUILDER GROWTH & INCOME PORTFOLIO

INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

PRINCIPAL STRATEGY
We invest in a mixture of stock funds, money market funds and other investment companies.

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation.

PRINCIPAL STRATEGY
We invest in a mixture of stock funds, money market funds and other investment companies.

SUMMARY OF IMPORTANT RISKS

This section summarizes important risks that are common to all of the Portfolios described in this Prospectus, and important risks that relate specifically to particular Portfolios. Both are important to your investment choice. Additional information about these and other risks is included in the individual Portfolio descriptions later in this Prospectus and under General Investment Risks beginning on page __ and in the Portfolios' Statement of Additional Information. An investment in a Portfolio is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The risks associated with each Portfolio is the risk related to each underlying investment company (the "Underlying Fund") in which the Portfolio invests. Thus, the indirect risks of the Portfolios are the direct risks for the Underlying Funds, which will be discussed in this Prospectus. References in this Prospectus to the investment activities of the Portfolios also refers to the Underlying Funds in which it invests.

COMMON RISKS FOR THE PORTFOLIOS

The Portfolios seek to reduce the risk of your investment by diversifying among different asset classes of stock, bond, and money market instruments and among different fund managers. Investing in a mutual fund that holds a diversified portfolio of other mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. The Portfolios are each designed to provide you with a single investment that offers diverse asset classes, fund management, and fund categories. You still have, however, the risks of investing in various asset classes, such as market risks related to stocks and bonds as well as the risk of investing in a particular Underlying Fund, such as risks related to the particular investment management style.

Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the Underlying Funds in which the Portfolio invests.

PORTFOLIO-SPECIFIC RISKS

The Portfolios invest in the Underlying Funds which in turn invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for an Underlying Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Underlying Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. An Underlying Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

The Portfolios invest in the Underlying Funds which in turn invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Underlying Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Underlying Fund, unless the have adjustable or variable rate features, which can reduce interest rate risk.

Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. The Underlying Funds may invest some of their assets in debt securities.

PERFORMANCE HISTORY

The Portfolios in this prospectus will commence operations in September 1999. No performance information is given for the Portfolios because they will have been in operation for less than one year.

SUMMARY OF EXPENSES

SHAREHOLDER FEES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Portfolio.

----------------------------------------------------------------------------
                                                               All
                                                            Portfolios
----------------------------------------------------------------------------
Minimum sales charge (load) imposed on purchases
   (as a percentage of offering price)                      1.50%
----------------------------------------------------------------------------
Maximum deferred sales charge (load)
   (as a percentage of purchase price)                      None
----------------------------------------------------------------------------
Maximum sales charge imposed on reinvested                  None
   dividends
----------------------------------------------------------------------------
Redemption Fee                                              None
----------------------------------------------------------------------------
Exchange Fee                                                None
----------------------------------------------------------------------------
Maximum Amount Fee                                          None
----------------------------------------------------------------------------




ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

-------------------------------------------------------------------------------------------------------
                                  WealthBuilder          WealthBuilder              WealthBuilder
                                 Growth Portfolio       Growth & Income            Growth Balanced
                                                           Portfolio                  Portfolio
-------------------------------------------------------------------------------------------------------
Management Fees                        0.35                   0.35                       0.35
-------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees              0.75                   0.75                       0.75
-------------------------------------------------------------------------------------------------------
Other Expenses/1/                      0.15                   0.15                       0.15
-------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES                  1.25                   1.25                       1.25
-------------------------------------------------------------------------------------------------------
Fee Waivers/2/                           --
-------------------------------------------------------------------------------------------------------
NET EXPENSES                           1.25                   1.25                       1.25
-------------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the advisor, with Board approval, may reduce or eliminate such waivers.

EXAMPLE OF EXPENSES
These examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT YOU REDEEM YOUR SHARES AT THE END OF EACH PERIOD:

------------------------------------------------------------------------------------
                WealthBuilder           WealthBuilder            WealthBuilder
              Growth Portfolio         Growth & Income          Growth Balanced
                                          Portfolio                Portfolio
------------------------------------------------------------------------------------
1 YEAR
------------------------------------------------------------------------------------
3 YEARS
------------------------------------------------------------------------------------


YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT YOU DO not REDEEM YOUR SHARES AT THE END OF THE PERIODS
SHOWN:


------------------------------------------------------------------------------------
                WealthBuilder           WealthBuilder            WealthBuilder
              Growth Portfolio         Growth & Income          Growth Balanced
                                          Portfolio                Portfolio
------------------------------------------------------------------------------------
1 YEAR
------------------------------------------------------------------------------------
3 YEARS
------------------------------------------------------------------------------------

The summary information on the previous pages is designed to provide you with an overview of each Portfolio. The sections that follow provide more detailed information about the investments and management of each Portfolio.

Important information you should look for:

INVESTMENT OBJECTIVE AND INVESTMENT POLICIES
What is the Portfolio trying to achieve? How do we intend to invest your money? What makes a Portfolio different from the other Portfolios offered in this Prospectus?

PERMITTED INVESTMENTS
A summary of the Portfolio's key permitted investments and practices.

IMPORTANT RISK FACTORS
What are key risk factors for the Portfolio? This will include the factors described in "General Investment Risks" together with any special risk factors for each Portfolio.

WORDS APPEARING IN ITALICIZED PRINT ARE DEFINED IN THE GLOSSARY.

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE
WealthBuilder Growth Portfolio seeks capital appreciation.

INVESTMENT POLICIES
The Portfolio seeks to meet its investment objective by allocating among stock funds and money market funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds.

The Portfolio allocates its investments among stock funds and money market funds by investing in a combination of different types. The Portfolio, in accordance with its investment objective, will change its allocations between types of funds depending on changing market conditions and the risk/return characteristics of the asset classes. The amount the Portfolio has invested in stock and money market funds at any particular time may vary due to market conditions or other factors. The investment advisor rebalances a Portfolio when the Portfolio's asset allocation deviates by five percent from the target allocation.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .     from 97% to 100% of our assets in stock funds; and

 .     from 0% to 3% of our assets in money market funds.

IMPORTANT RISK FACTORS
You should consider both the General Investment Risks and the risks related to the Underlying Funds and the specific risks listed on page ___. They are equally important to your investment choice.

PORTFOLIO MANAGER
Galen Blomster, Ph.D., CFA, Vice President & Director of Research is primarily responsible for day-to-day management and allocation services and has been since the inception of the Portfolio. Mr. Blomster has been employed by Norwest since 1977. In addition to the responsibilities for the Portfolios, the portfolio manager may perform portfolio management and other duties for other Funds of the Trust.

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE
WealthBuilder Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

INVESTMENT POLICIES
The Portfolio seeks to meet its investment objective by allocating among stock funds and money market funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds.

The Portfolio allocates its investments among stock funds and money market funds by investing in a combination of different types of funds. The Portfolio, in accordance with its investment objective, will change its allocations between types of funds depending on changing market conditions and the risk/return characteristics of the asset classes. The amount the Portfolio has invested in stock, bond, and money market funds at any particular time may vary due to market conditions or other factors. The investment advisor rebalances a Portfolio when the Portfolio's asset allocation deviates by five percent from the target allocation.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    from 97% to 100% of our assets in stock funds; and

 .    from 0% to 3% of our assets in money market funds.

IMPORTANT RISK FACTORS
You should consider both the General Investment Risks and the risks related to the Underlying Funds and the specific risks listed on page ___. They are equally important to your investment decision.

PORTFOLIO MANAGER
Galen Blomster, Ph.D., CFA, Vice President & Director of Research is primarily responsible for day-to-day management and allocation services and has been since the inception of the Portfolio. Mr. Blomster has been employed by Norwest since 1977. In addition to the responsibilities for the Portfolios, the portfolio manager may perform portfolio management and other duties for other Funds of the Trust.

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
WealthBuilder Growth Balanced Portfolio seeks a balance of capital appreciation and current income.

INVESTMENT POLICIES
The Portfolio seeks to meet its investment objective by allocating among stock funds, bond funds, and money market funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds.

The Portfolio allocates its investments among stock funds, bond funds, and money market funds by investing in a combination of different types of funds. The Portfolio, in accordance with its investment objective, will change its allocations between types of funds depending on changing market conditions and the risk/return characteristics of the asset classes. The amount the Portfolio has invested in stock, bond, and money market funds at any particular time may vary due to market conditions or other factors. The investment advisor rebalances a Portfolio when the Portfolio's asset allocation deviates by five percent from the target allocation.

PERMITTED INVESTMENTS
Under normal market conditions, we invest:

 .    from 50% to 85% of our assets in stock funds;

 .    from 20% to 50% of our assets in bond funds; and

 .    from 0% to 3% of our assets in money market funds.

IMPORTANT RISK FACTORS
You should consider both the General Investment Risks and the risks related to the Underlying Funds and the specific risks listed on page ___. They are equally important to your investment choice.

PORTFOLIO MANAGER
Galen Blomster, Ph.D., CFA, Vice President & Director of Research is primarily responsible for day-to-day management and allocation services and has been since the inception of the Portfolio. Mr. Blomster has been employed by Norwest since 1977. In addition to the responsibilities for the Portfolios, the portfolio manager may perform portfolio management and other duties for other Funds of the Trust.

THE UNDERLYING FUNDS

The Portfolios normally invest in open-end management investment companies or series thereof as listed below. The Portfolios may also invest in closed-end management investment companies and/or unit investment trusts. All of these investments are referred to as the Underlying Funds. Each Portfolio may hold certain securities directly.

     (1) STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

     (2) BOND FUNDS. Bond funds invest primarily in debt securities issued by companies, municipalities, governments, or government agencies. The issuer of a bond is required to pay the bond holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments. Only the WealthBuilder Growth Balanced Portfolio invests in bond funds.

     (3) MONEY MARKET FUNDS. Money market funds invest in U.S.-dollar denominated short-term money market instruments determined to present minimal credit risk. Under normal circumstances, the Portfolios may invest in affiliated Underlying Funds that are money market funds. The Portfolios may also invest directly in money market instruments, which include commercial paper and time deposits issued by large banks, repurchase agreements, and U.S. Government Securities.

The risks associated with each Portfolio is the risk related to each Underlying Fund in which the Portfolio invests, which risk passes-through to the Portfolios. Thus, the indirect risks of the Portfolios are the direct risks for the Underlying Funds, as discussed below.

IMPORTANT RISK FACTORS FOR THE UNDERLYING FUNDS

The Portfolios invest in money market funds. Although money market funds seek to maintain a $1.00 per share net asset value, there is no guarantee that they will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

The Underlying Funds are primarily subject to the equity securities and debt securities risks described in the Summary of Important Risks section.

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities. The Underlying Funds may invest in lower-rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher-rated securities.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of reduced supply, therefore increasing the cost of such securities and effectively reducing yields to the portfolio.

Investing in shares of other money market funds with substantially similar objectives and investment policies will subject the Portfolios to the fees charged by the Underlying Funds, which will reduce returns from these investments.

Shares of a closed-end investment company may, and typically do, trade at a discount to net asset value. In addition, there may be no readily available market for closed-end investment company shares, in which case the shares are generally considered illiquid.

You should consider the Common Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

GENERAL INVESTMENT RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds Trust Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives.

 .    We do not guarantee the performance of a Portfolio, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Portfolio, by itself, does not constitute a complete investment plan.

 .    Each Underlying Fund may continue to hold debt-instruments that cease to be rated by a nationally recognized rating organization or whose ratings fall below the levels generally permitted for such Portfolio, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.

 .    The Portfolios may invest a portion of their assets in U.S. Government obligations such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Portfolios themselves.

 .    The Underlying Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The Portfolios may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. To the extend a Portfolio's assets are so invested, they may cause a Portfolio not to achieve its investment objective. This practice is expected to have limited, if any, effect on the Portfolio's pursuit of their objectives over the long term.

 .    The market value of lower-rated debt securities and unrated securities of comparable quality that the Underlying Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-related securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by nationally reorganized rating organizations, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Portfolio remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Portfolio (and its Underlying Funds) and a table showing some of the additional investment practices that each Portfolio may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

COUNTER-PARTY RISK--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

CREDIT RISK--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

CURRENCY RISK--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

DIPLOMATIC RISK--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

EXPERIENCE RISK--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

INFORMATION RISK--The risk that information about a security is either unavailable, incomplete or is inaccurate.

INTEREST RATE RISK--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

LEVERAGE RISK--The risk that an investment practice, such as lending portfolio securities, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

MARKET RISK--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

POLITICAL RISK--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

PREPAYMENT RISK--The risk that consumers will pre-pay mortgage loans, which can alter the maturity of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

YEAR 2000 RISK--The Portfolios' principal service providers have advised the Portfolios that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Underlying Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

INVESTMENT PRACTICE/RISK

The following table lists some of the additional investment practices of the Portfolios, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Portfolio or the Statement of Additional Information for more information on these practices.

THESE INVESTMENT PRACTICES AND RISKS ARE COMMON TO ALL THE PORTFOLIOS AND UNDERLYING FUNDS:

------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                          RISK
------------------------------------------------------------------------------------
FLOATING AND VARIABLE RATE DEBT
Instruments with interest rates that are adjusted either     Interest Rate and
on a schedule or when an index or benchmark changes.         Credit Risk
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A transaction in which the seller of a security agrees       Credit and
to buy back a security at an agreed upon time and price,     Counter-Party Risk
usually with interest.
------------------------------------------------------------------------------------
OTHER MUTUAL FUNDS
The investment in shares of another mutual fund.  A          Market Risk
pro rata portion of the Underlying Fund's expenses,
in addition to the expenses paid by the Portfolios, will
be borne by Portfolio shareholders.
------------------------------------------------------------------------------------
FOREIGN SECURITIES
Securities issued by a non-U.S. company or debt of a         Information, Political,
foreign government in the form of an American                Regulatory, Diplomatic,
Depositary Receipt or similar instrument.                    Liquidity and Currency
                                                             Risk
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                            RISK
------------------------------------------------------------------------------------
PRIVATELY ISSUED SECURITIES
Securities that are not publicly traded but which may or       Liquidity Risk
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
------------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES
The practice of loaning securities to brokers, dealers         Credit, Counter-Party
financial institutions to increase return on those             and Leverage Risk
securities.  Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).
------------------------------------------------------------------------------------
BORROWING POLICIES
The ability to borrow from banks for temporary                 Leverage Risk
purposes to meet shareholder redemptions.
------------------------------------------------------------------------------------
ILLIQUID SECURITIES                                            Liquidity Risk
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair
price. Limited to 15% of total assets (10% for money
market funds).
------------------------------------------------------------------------------------
OPTIONS
The right or obligation to receive or deliver a security       Credit, Information
or cash payment depending on the security's price or the       and Liquidity Risk
performance of an index or benchmark.  Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
------------------------------------------------------------------------------------
FORWARDING COMMITMENTS, WHEN-ISSUED SECURITIES
DELAYED DELIVERY TRANSACTIONS                                  Interest Rate,
Securities bought or sold for delivery at a later date         Leverage, Credit and
or bought or sold for a fixed price at a fixed date.           Experience Risk
------------------------------------------------------------------------------------
MORTGAGE- AND ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional               Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage         Prepayment and
loans, car loans, credit card debt, or receivables held        Experience Risk
in trust.
------------------------------------------------------------------------------------
HIGH YIELD SECURITIES
Debt securities of lower quality that produce generally        Interest Rate and
higher rates of return.  These securities tend to be           Credit Risk
more sensitive to economic conditions and during
sustained periods of rising interest rates, may
experience interest and/or principal defaults.
------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
INVESTMENT PRACTICE                                           RISK
----------------------------------------------------------------------------------
STRIPPED OBLIGATIONS
Securities that give ownership to either future               Interest Rate Risk
payments of interest or a future payment of
principal, but not both.  These securities tend to have
greater interest rate sensitivity than conventional debt.
----------------------------------------------------------------------------------
LOAN PARTICIPATIONS
Debt obligations that represent a portion of a larger         Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
----------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Portfolio remains within the parameters of its objective.

Remember, each Portfolio is designed to meet different investment needs and objectives.

---------------------------------------------------------------------------------------
                                   Insert Table Here
---------------------------------------------------------------------------------------

ORGANIZATION AND MANAGEMENT OF THE PORTFOLIOS

A number of different entities provide services to the Portfolios. This section shows how the Portfolios are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Portfolios.

ABOUT WELLS FARGO FUNDS TRUST
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Portfolios described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Funds. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The Table on page __ identifies the expected accounting survivors.

The Board of Trustees of Wells Fargo Funds Trust supervises the Portfolios' activities and approves the selection of various companies hired to manage the Portfolios' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

--------------------------------------------------------------------------------------
                                  BOARD OF TRUSTEES
--------------------------------------------------------------------------------------
                      Supervises the Portfolios' activities
--------------------------------------------------------------------------------------
      INVESTMENT ADVISOR                            CUSTODIAN
--------------------------------------------------------------------------------------
    Wells Fargo Bank, N.A.                  Norwest Bank Minnesota, N.A.
    525 Market St., San Francisco, CA       6th & Marquette, Minneapolis, MN
    Manages the Portfolios' investment      Provides safekeeping for the
    activities                              Portfolios' assets
--------------------------------------------------------------------------------------
                                                                      SHAREHOLDER
                                                 TRANSFER              SERVICING
    DISTRIBUTOR        ADMINISTRATOR              AGENT                  AGENTS
--------------------------------------------------------------------------------------
    Stephens Inc.      Wells Fargo Bank, N.A.    BFDS, Inc.           Various Agents
    111 Center St.     525 Market St.            Two Heritage Drive
    Little Rock, AR    San Francisco, CA         Quincy, MA
    Markets the        Manages the               Maintains records    Provide
    Portfolios and     Portfolios'               of shares and        services to
    distributes        business activities       supervises the       customers
    shares                                       paying of dividends
--------------------------------------------------------------------------------------
                    FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------
    Advise current and prospective shareholders on their Portfolio investments
--------------------------------------------------------------------------------------
                                   SHAREHOLDERS
--------------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of each Portfolio class paid on an annual basis for the services described.

THE INVESTMENT ADVISOR
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Portfolios. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive .35% of the average daily net assets of each Portfolio.

THE ADMINISTRATOR
Wells Fargo Bank provides the Portfolios with administration services, including general supervision of each Portfolio's operation, coordination of the other services provided to each Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Portfolio's business, and compensates the Trust's Trustees. For providing these services, Wells Fargo Bank is entitled to receive a fee of up to .15% of the average annual net assets of each Portfolio.

YOUR ACCOUNT

This section tells you how Portfolio shares are priced, how to open an account and how to buy and sell Portfolio shares once your account is open.

PRICING PORTFOLIO SHARES:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the Net Asset Value ("NAV") of each class of the Portfolios'
     shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Portfolio class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Portfolio's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Portfolios each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Portfolios may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

 .    The Portfolios are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

YOU CAN BUY PORTFOLIO SHARES:
 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

MINIMUM INVESTMENTS:
 .    $1,000 per Portfolio minimum initial investment.

 .    $100 per Portfolio for all investments after your first.

 .    $100 per Portfolio if you use the Systematic Purchase Program

REDUCED INITIAL SALES CHARGES:
To qualify for a reduced sales charge, you or your Processing Organization must notify the transfer agent at the time of purchase of your intention to so qualify and you must provide the transfer agent with sufficient information to verify that your purchase qualifies for the reduced sales charges, which are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                         Broker-Dealers'
                                                                                        Reallowance as A
                                                                                          Percentage of
Amount of Purchase                        Sales Charge as A Percentage of                Offering Price
--------------------------------------------------------------------------------------------------------------------
                                        Offering Price        Net Asset Value
--------------------------------------------------------------------------------------------------------------------
$25,000 up to $250,000                      1.50%                   1.52%                      1.50%
--------------------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                     1.25%                   1.27%                      1.25%
--------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                   1.00%                   1.01%                      1.00%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 and up                           0.75%                   0.76%                      0.75%
--------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES
The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.


-------------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
Complete a Wells Fargo Funds application.  Be sure to indicate the Portfolio name into which you intend to invest.  Failure to complete an application properly may result in a delay in
processing your request.                                            Mail to:
-----------------------------------------------------------------
Enclose a check for at least $1,000 made out in the full name of    Wells Fargo Funds Trust
the Portfolio.  For example, "WealthBuilder Growth Portfolio."      P.O. Box 8266
                                                                    Boston, MA
                                                                    02266-8266
-----------------------------------------------------------------
You may start your account with $100 if you elect the Systematic
Purchase plan option on the application.
-----------------------------------------------------------------
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Make a check payable to the full name of your Portfolio for at      Mail to:
least $100.  Be sure to write your account number on the check      Wells Fargo Funds Trust
as well.                                                            P.O. Box 8266
                                                                    Boston, MA
                                                                    02266-8266
-----------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
If you do not currently have an account, complete a Wells Fargo     Mail to:
Funds application.  You must wire at least $1,000.  Be sure to      Wells Fargo Funds
indicate the Portfolio name into which you intend to invest.        P.O. Box 8266
                                                                    Boston, MA  02266-8266
-----------------------------------------------------------------
Mail the completed application.                                     or Fax Application to:
-----------------------------------------------------------------
You may also fax the completed application (with original to        1-617-483-5765
follow).  You must first call BFDS at 1-800-222-8222 to notify them of an incoming wire trade.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Instruct your wiring bank to transmit at least $100 according to    Wire to:
the instructions given to the right.  Be sure to have the           Wells Fargo Funds
wiring bank include your current account number and the name        c/o State Street Bank & Trust
your account is registered in.                                      Boston, MA
-----------------------------------------------------------------
                                                                    Bank Routing Number:
                                                                    ABA 011-000028

                                                                    Wire Purchase Account Number:
                                                                    9905-437-1

                                                                    Attention:
                                                                    Wells Fargo Funds (Name
                                                                    of Fund and Share Class)

                                                                    Account Name:
                                                                    (Registration Name Indicated
                                                                    on Application)
                                                                    --------------------------------

-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
You can only make your first purchase of a Portfolio by phone if
you already have an existing Wells Fargo Funds Trust Account.       Call:
-----------------------------------------------------------------
Call Investor Services and instruct the representative to either:   1-800-222-8222
 .    transfer at least $1,000 from a linked settlement account, or
 .    exchange at least $1,000 worth of shares from an existing
     Wells Fargo Fund.  Please see "Exchanges" for special rules.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
-------------------------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:   Call:
 .    transfer at least $100 from a linked settlement account, or    1-800-222-8222
 .    exchange at least $100 worth of shares from another Wells
     Fargo Fund.
-------------------------------------------------------------------------------------------------

SELLING SHARES:
The following section explains how you can sell shares held directly through an account with
Wells Fargo Funds by mail or telephone.  For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

-------------------------------------------------------------------------------------------------
BY MAIL
-------------------------------------------------------------------------------------------------
IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------------------------
Write a letter stating your account registration, your account number, the Portfolio you wish to redeem and the dollar amount
($100 or more) of the redemption you wish to receive (or write
"Full Redemption").
-----------------------------------------------------------------
Make sure all the account owners sign the request.
-----------------------------------------------------------------
You may request that redemption proceeds be sent to you by          Mail to:
check, by ACH transfer into a bank account, or by wire.  Please     Wells Fargo Funds Trust
call Investor Services regarding requirements for linking bank      P.O. Box 8266
accounts or for wiring funds.  We reserve the right to charge a     Boston, MA  02266-8266
fee for wiring funds although it is not currently our practice to do so.
-----------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000.  You can get a signature guarantee at financial institutions such as a bank or brokerage house.  We do not
accept notarized signatures.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------------------------
Call Investor Services to request a redemption of at least $100.
Be prepared to provide your account number and Taxpayer
Identification Number.
-----------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
-----------------------------------------------------------------
You may request that redemption proceeds be sent to you by
check, by transfer into an ACH-linked bank account, or by wire.
Please call Investor Services regarding requirements for
linking bank accounts or for wiring funds.  We reserve the
right to charge a fee for wiring funds although it is not           Call:
currently our practice to do so.                                    1-800-222-8222
-----------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or
subsequently in writing.
-----------------------------------------------------------------
Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who
provides reasonable confirmation of their identity, such as
providing the Taxpayer Identification Number on the account.
We will not be liable for any losses incurred if we follow
telephone instructions we reasonably believe to be genuine.
-----------------------------------------------------------------
Telephone requests are not accepted if the address on your
account was changed by phone in the last 15 days.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
-------------------------------------------------------------------------------------------------
We determine the NAV for the Portfolios at 1:00 p.m. (Pacific time).
-------------------------------------------------------------------------------------------------
Your redemptions are net of any applicable CDSC.
-------------------------------------------------------------------------------------------------
We will process requests to sell shares at the first NAV calculated after a request in proper form is received.  Requests received before the cutoff times are processed on the same business day.
-------------------------------------------------------------------------------------------------
If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.  There maybe special requirements that supersede the directions in this Prospectus.
-------------------------------------------------------------------------------------------------
We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected.  Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
-------------------------------------------------------------------------------------------------
Generally, we pay redemption requests in cash, unless the redemption request is for more than
$250,000 or 1% of the net assets of the Portfolio by a single shareholder over any ninety-day period.  If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash.  Therefore, we may pay all or part of the redemption in securities of equal value.
-------------------------------------------------------------------------------------------------

DISTRIBUTION PLAN
We have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act. The plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. The fees paid under these plans are .75% per Portfolio.

These fees are paid out of the Portfolios' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGES

Exchanges between the Wells Fargo Funds Trust Portfolios are two transactions: a sale of shares of one Portfolio and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Portfolio into which you wish to exchange.

 .    Every exchange involves selling Portfolio shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .    If you are making an initial investment into a new Portfolio through an exchange, you must exchange at least the minimum first purchase amount of the Portfolio you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Portfolios you already own must meet the minimum redemption and subsequent purchase amounts for the Portfolios involved.

 .    In order to discourage excessive Portfolio transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

 .    You may make exchanges between any of the WealthBuilder Portfolios or to any Wells Fargo C share Fund that is available. Exchanges into Money Market Funds may be made into any A Class Money Market Fund available within the Wells Fargo Fund Family.

ADDITIONAL SERVICES AND OTHER INFORMATION

AUTOMATIC PROGRAMS:
These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

 .    SYSTEMATIC PURCHASE PLAN--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

 .    SYSTEMATIC EXCHANGE PLAN--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    SYSTEMATIC WITHDRAWAL PLAN--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

 .    must have a Fund account value at $10,000 or more;

 .    must have your distributions reinvested; and

 .    may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS OPTIONS
The Portfolios in this Prospectus make capital gains distributions at least annually. The Portfolios pay any dividends quarterly.

We offer the following distribution options:

 .    AUTOMATIC REINVESTMENT OPTION--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

 .    CHECK PAYMENT OPTION--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

TWO THINGS TO KEEP IN MIND ABOUT DISTRIBUTIONS
Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

TAXES
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Portfolios and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Portfolios attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Portfolios attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Portfolio as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

                             TABLE OF PREDECESSORS

The Portfolios described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies. The Portfolios were previously called Norwest WealthBuilder Growth Portfolio, Norwest WealthBuilder Growth and Income and Norwest WealthBuilder Growth Balanced Portfolio.

The chart below indicates the predecessor Norwest Advantage Portfolios and the Wells Fargo Funds Trust Portfolio survivor.

-------------------------------------------------------------------------------------------------------
         PREDECESSOR PORTFOLIOS                                 WELLS FARGO FUNDS TRUST
-------------------------------------------------------------------------------------------------------
Norwest WealthBuilder Growth Portfolio                     WealthBuilder Growth Portfolio
-------------------------------------------------------------------------------------------------------
Norwest WealthBuilder Growth & Income Portfolio            WealthBuilder Growth & Income Portfolio
-------------------------------------------------------------------------------------------------------
Norwest WealthBuilder Growth Balance Portfolio             WealthBuilder Growth Balance Portfolio
-------------------------------------------------------------------------------------------------------

GLOSSARY

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

ANNUAL AND SEMI-ANNUAL REPORT
A document that provides certain financial and other important information for the most recent reporting period and each Portfolio's portfolio of investments.

ASSET-BACKED SECURITIES
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

BELOW INVESTMENT-GRADE
Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

BUSINESS DAY
Any day the New York Stock Exchange is open is a business day for the Portfolios.

CAPITAL APPRECIATION, CAPITAL GROWTH
The increase in the value of a security.  See also "total return."

CAPITALIZATION
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

CURRENT INCOME
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

DEBT SECURITIES
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

DERIVATIVES
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

DISTRIBUTIONS
Dividends and/or capital gains paid by a Portfolio on its shares.

DIVERSIFIED
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Portfolios' total assets.

EMERGING MARKETS
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

ILLIQUID SECURITY
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

INITIAL PUBLIC OFFERING
The first time a company's stock is offered for sale to the public.

INSTITUTION
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

INVESTMENT-GRADE DEBT
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

LIQUIDITY
The ability to readily sell a security at a fair price.

MONEY MARKET INSTRUMENTS
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

MOODY'S
A nationally recognized ratings organization.

NET ASSET VALUE (NAV)
The value of a single fund share. It is determined by adding together all of a Portfolio's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Portfolio, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

OPTIONS
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

PRESERVATION OF CAPITAL
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

PRINCIPAL STABILITY
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

REPURCHASE AGREEMENT
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

SELLING AGENT
A person who has an agreement with the Portfolios' distributors that allows them to sell a Portfolio's shares.

SHAREHOLDER SERVICING AGENT
Anyone appointed by the Portfolio to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

S&P, S&P 500 INDEX
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

STATEMENT OF ADDITIONAL INFORMATION
A document that supplements the disclosure made in the Prospectus.

TOTAL RETURN
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Portfolios.

UNDERVALUED
Describes a stock that is believed to be worth more than its current price.

U.S. GOVERNMENT OBLIGATIONS
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

WEIGHTED-AVERAGE MATURITY
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

BACK COVER

WELLS FARGO FUNDS TRUST

You may wish to review the following documents:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus.  The
Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Portfolio performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-260-5969, or

Write to:
[WELLS FARGO FUNDS TRUST
P.O. BOX 7066
SAN FRANCISCO, CA  94120-7066]

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)



                              ------------------------------------------------------------------
ICA Reg. No. 811-09253               NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE               WFFT (8/99)
                              ------------------------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                           Telephone:  1-800-260-5969

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 24, 1999


                    WEALTHBUILDER GROWTH BALANCED PORTFOLIO
                   WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
                         WEALTHBUILDER GROWTH PORTFOLIO



     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three funds in the Wells Fargo Funds Trust family of funds (each a "Fund" and collectively the "Funds")--the WEALTHBUILDER GROWTH
BALANCED PORTFOLIO, WEALTHBUILDER GROWTH AND INCOME PORTFOLIO and WEALTHBUILDER GROWTH PORTFOLIO. The Funds offer a single class of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 24, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-260-5969 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS


                                                                          Page
                                                                          ----

Historical Fund Information...........................................

Investment Restrictions...............................................

Additional Permitted Investment Activities and Associated Risks.......

Management............................................................

Performance Calculations..............................................

Determination of Net Asset Value......................................

Additional Purchase and Redemption Information........................

Portfolio Transactions................................................

Fund Expenses.........................................................

Federal Income Taxes..................................................

Capital Stock.........................................................

Other.................................................................

Counsel...............................................................

Independent Auditors..................................................

Appendix..............................................................     A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios (the "Consolidation"), the Funds had only nominal assets.

     The WEALTHBUILDER GROWTH BALANCED PORTFOLIO will commence operations on September 17, 1999, as successor to the WealthBuilder II Growth Balanced Portfolio of Norwest. The Norwest WealthBuilder II Growth Balanced Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Balanced Portfolio.

     The WEALTHBUILDER GROWTH AND INCOME PORTFOLIO will commence operations on September 17, 1999, as successor to the WealthBuilder II Growth and Income Portfolio of Norwest. The Norwest WealthBuilder II Growth and Income Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest WealthBuilder II Growth and Income Portfolio.

     The WEALTHBUILDER GROWTH PORTFOLIO will commence operations on September 17, 1999, as successor to the WealthBuilder II Growth Portfolio of Norwest. The Norwest WealthBuilder II Growth Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to September 17, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Portfolio.

                            INVESTMENT RESTRICTIONS

     The following discussion is intended to supplement the disclosure in the Prospectus concerning each Fund's investments, investment techniques and strategies and risks associated therewith. No Fund may make any investment or employ any investment technique or strategy not referenced in the Prospectus which relates to that Fund.

     Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated and non-affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its respective Underlying Funds.

     Information concerning each Fund's investment objective is set forth in the Prospectus for the Funds. There can be no assurance that the Funds will achieve their objectives. The principal features of the Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectus. The principal features and certain risks of the Underlying Funds also are discussed in the Prospectus. However, since certain Underlying

Funds are non-affiliated with the Advisor or the Funds, there can be no assurance that the Underlying Funds will follow the stated policies.

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Trustees of the Trust at any time and without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

     Notwithstanding the foregoing restrictions, the underlying mutual funds in which the Funds may invest have adopted their own investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Fund of the Trust to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions listed above and in the Prospectus for the Funds. The investment restrictions of these Underlying Funds are set forth in their respective Statements of Additional Information.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Each Fund seeks to achieve its investment objective by investing substantially all of its assets in the securities of the Underlying Funds. Therefore, although the following discusses the additional permitted investment activities and associate risks of the Funds, it applies equally to the Underlying Funds, which may invest in one or more of the following types of investments. Thus, as used herein, the term "Funds" shall refer equally to both the Funds of the Trust as well as the Underlying Funds in each Fund's portfolio. However, since certain Underlying Funds are non-affiliated with the Advisor or the Funds, there can be no assurance that the Underlying Funds will continue to invest in these permitted investment activities.

     Although each Fund intends to invest substantially all of its assets in the Underlying Funds, each Fund reserves the right to invest assets not so invested in other instruments as outline in the Prospectus.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables ("CARS") and credit card receivables ("CARDS"). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral). See also "High Yield/Junk Bonds."

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments. See also "Nationally Recognized Ratings Organization."

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the Advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     See also "Futures Contracts and Options."

     Dollar Roll Transactions
     ------------------------

     A Fund may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering to dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transaction involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options
     -----------------------------

     A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

     Certain futures strategies employed by a Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission.

     A Fund's use of options and futures contracts subjects a Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions;
(5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

     Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

     Guaranteed Investment Contracts
     -------------------------------

     The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the Investment Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

     The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

     High Yield/Junk Bonds
     ---------------------

     The Funds may invest in high yield bonds, also known as "junk bonds." Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

     In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Advisor.

     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Advisor may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, the Advisor may be forced to sell a Fund's higher rated securities, resulting in a decline in the overall credit quality of a Fund's investment portfolio and increasing the exposure of a Fund to the risks of high yield/high risk securities.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) such Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) such Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fee earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly with Wells Fargo Bank, Stephens, Norwest or any of their affiliates.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, divisions of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     See "Appendix A" regarding the ratings systems of Moody's and S&P.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities.

Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Funds. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if a Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Short-Intermediate U.S. Government Income Fund and Intermediate Government Income Fund also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Funds cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Funds and the liquidity and value of a

Fund's portfolio. In such an event, a Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes. The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of a Fund.

     Other Investment Companies
     --------------------------

     The principal investment strategy of each Fund is to invest in shares of other open-end management investment companies, up to the limits prescribed in
Section 12(d) of the 1940 Act and pursuant to the portfolio allocation percentages discussed in the Prospectus. Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated and non-affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each of these Funds will correspond directly with the investment experience of its respective Underlying Funds. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and
(iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements may be viewed as a form of borrowing by a Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of a Fund's net asset value per share.

     Short Sales
     -----------

     The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and to make short sales of securities which they do not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price for the security. When a Fund makes a short sale, the proceeds it receives are retained by the broker until that Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever the price may be.

     Short sales that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly.
Under adverse market conditions a Fund may have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Fund's ability to enter into short sales transactions is limited by certain tax requirements.

     Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short

     Stripped Securities
     -------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs"), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Swap Agreements
     ---------------

     To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor arrangement, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds a agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar arrangement entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds may invest in warrants. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during the specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of a speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceed the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Portfolios." The principal occupations during the past five years of the Trustees and principal executive Officer of the Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.


                                                                        Principal Occupations
Name, Age and Address                       Position                     During Past 5 Years
-------------------------------------  ------------------  -----------------------------------------------
*Robert C. Brown, 65                        Trustee         Director, Federal Farm Credit Banks Funding
1431 Landings Place                                         Corporation and Farm Credit System Financial
Sarasota, FL 34231                                          Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                     Trustee         Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee         Private Investor.
415 Walsh Road
Atherton, CA 94027

Thomas S. Goho, 56                          Trustee         Business Associate Professor, Wake Forest
321 Beechcliff Court                                        University, Calloway School of Business and
Winston-Salem, NC 27104                                     Accountancy since 1994; previously Associate
                                                            Professor of Finance.

Peter G. Gordon, 56                         Trustee         Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                    Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                              Roxane Water Company since 1977.
San Francisco, CA 94133

*W. Rodney Hughes, 72                       Trustee         Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Richard M. Leach, 63                        Trustee         President of Richard M. Leach Associates (a
P.O. Box 1888                                               financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee         Private Investor/Real Estate Developer;
Four Beaufain Street                                        Chairman of Vault Holdings, LLC.
Charleston, SC 29401

Timothy J. Penny, 45                        Trustee         Senior Counselor to the public relations firm
500 North State Street                                      of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                            Fellow at the Humphrey Institute, Minneapolis,
                                                            Minnesota (a public policy organization) since
                                                            January 1995.

Richard H. Blank, Jr., 42                   Chief           Vice President of Stephens Inc.; Director of
                                            Operating       Stephens Sports Management Inc.; and Director
                                            Officer,        of Capo Inc.
                                            Secretary and
                                            Treasurer


                                              Compensation Table
                                            ----------------------
                                            (as of [ ____ ], 1999)

                                                        Total Compensation
                                Aggregate Compensation   from Registrant
      Name and Position            from Registrant       and Fund Complex
------------------------------  ----------------------  ------------------
Robert C. Brown
   Trustee

Donald Burkhardt
   Trustee

Jack S. Euphrat
   Trustee

Thomas S. Goho
   Trustee

Peter G. Gordon
   Trustee

W. Rodney Hughes
   Trustee

Richard M. Leach
   Trustee

J. Tucker Morse
   Trustee

Timothy J. Penny
   Trustee

     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Wells Fargo Bank, N.A. ("Wells Fargo Bank") provides
     ------------------
investment advisory services to the Funds. As the Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                                 Annual Rate
Fund                                                                    (as percentage of net assets)
---------------------------------------------------------------  --------------------------------------------
WealthBuilder Growth Balanced Portfolio                                              0.35%
WealthBuilder Growth and Income Portfolio                                            0.35%
WealthBuilder Growth Portfolio                                                       0.35%

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     The Funds are unique from the other funds of the Trust in that, as a "fund of funds" which invests all of their assets in the Underlying Funds, the Funds do not have an investment sub-advisor.

     Portfolio Manager.  The following people are responsible for the day-to-day
     -----------------
operations of the Funds:

     Galen Blomster, Ph.D., CFA
     Principal

     Dr. Blomster will co-manage the Funds upon inception. Dr. Blomster joins Wells Fargo Bank from Norwest Investment Management, Inc. ("NIM"), where he was Vice President & Director of Research. He has been associated with NIM and its affiliates since 1977.

     In addition to his responsibilities for the Funds, the portfolio manager may perform portfolio management and other duties for other funds of the Trust

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15% of average daily net assets on an annual basis.

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, each Fund pays Stephens up to 0.75% of the average daily net assets of the Fund as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to [RECEIVE A FEE OF 0.02% OF THE AVERAGE DAILY NET ASSETS OF EACH FUND.]

     FUND ACCOUNTANT.  Forum Financial Services, Inc. acts as Fund Accountant
     ---------------
for the Funds. The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___.]

     TRANSFER AND DIVIDEND DISBURSING AGENT.  State Street Bank, acting through
     --------------------------------------
its affiliate Boston Financial Data Services ("BFDS"), acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% OF THE AVERAGE DAILY NET ASSETS OF EACH SUCH ACCOUNT ON AN ANNUAL BASIS].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The performance of a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     AVERAGE ANNUAL TOTAL RETURN:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

     CUMULATIVE TOTAL RETURN.  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     YIELD CALCULATIONS:  The Funds may, from time to time, include their yields
     ------------------
and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/ - 1]
                                     -----
                                       cd
     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each Fund outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each Fund share on the last day of the period.

     EFFECTIVE YIELD:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

     Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The yields for each share will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.

     In addition, investors should recognize that changes in the net asset values of shares of each Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each Fund at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute (the "ICI") may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax

Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc., a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in
                                              ----------------------
its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of December 31, 1998, Wells Fargo Bank and its affiliates managed over $202 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each Fund is determined as of the close of regular trading (currently 1:00 p.m., Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; and pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Funds describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to qualify each Fund as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trustees may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could also subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plan.  The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are three of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-260-5969 if you would like additional information about other funds or classes of shares offered by the Trust.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, [as of May 25, 1999, ]is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% OWNERSHIP AS OF [MAY 25, 1999]
                       ---------------------------------

                                             TYPE OF   PERCENTAGE   PERCENTAGE
          FUND            NAME AND ADDRESS  OWNERSHIP   OF CLASS   OF PORTFOLIO
------------------------  ----------------  ---------  ----------  ------------

WEALTHBUILDER GROWTH            N/A
 BALANCED PORTFOLIO

WEALTHBUILDER GROWTH            N/A
 AND INCOME PORTFOLIO

WEALTHBUILDER GROWTH            N/A
 PORTFOLIO

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

     [AS OF SEPTEMBER 1, 1998, NO PERSONS OWNED OF RECORD 5% OR MORE OF THE OUTSTANDING SHARES OF ANY OF THE FUNDS.]

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23.                     Exhibits.
                             ---------

       Exhibit
       Number                                            Description
       -------                                           -----------
         (a)                         -  Form of Amended and Restated Declaration of Trust, incorporated by reference to
                                        Post-effective Amendment No. 1, filed May 28, 1999.

         (b)                         -  Not applicable.

         (c)                         -  Not applicable.

         (d)(1)                      -  Form of Investment Advisory Contract with Wells Fargo Bank, N.A., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

            (2)(i)                   -  Form of Sub-Advisory Contract with Wells Barclays Global Fund Advisors, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

               (ii)                  -  Form of Sub-Advisory Contract with Galliard Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

               (iii)                 -  Form of Sub-Advisory Contract with Peregrine Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

               (iv)                  -  Form of Sub-Advisory Contract with Schroder Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

               (v)                   -  Form of Sub-Advisory Contract with Smith Asset Management, L.P., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

               (vi)                  -  Form of Sub-Advisory Contract with Wells Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

         (e)                         -  Form of Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

         (f)                         -  Not applicable.

         (g)(1)                      -  Form of Custody Agreement with Barclays Global Investors, N.A., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

            (2)                      -  Form of Custody Agreement with Norwest Bank Minnesota, N.A., incorporated by reference to
                                        Post-effective Amendment No. 1, filed May 28, 1999.

         (h)(1)                      -  Form of Administration Agreement with Wells Fargo Bank, N.A., incorporated by reference to
                                        Post-effective Amendment No. 1, filed May 28, 1999.

            (2)                      -  Form of Fund Accounting Agreement, incorporated by reference to Post-effective Amendment
                                        No. 1, filed May 28, 1999.

            (3)                      -  Form of Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

            (4)                      -  Shareholder Servicing Plan, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

            (5)                      -  Form of Shareholder Servicing Agreement, incorporated by reference to Post-effective
                                        Amendment No. 1, filed May 28, 1999.

         (i)                         -  Legal Opinion, filed herewith.

         (j)                         -  Not applicable.

         (k)                         -  Not applicable.

         (l)                         -  Not applicable.

         (m)                         -  Rule 12b-1 Plan, incorporated by reference to Post-effective Amendment No. 1, filed May 28,
                                        1999.

         (n)                         -  Not applicable.

         (o)                         -  Rule 18f-3 Plan, incorporated by reference to Post-effective Amendment No. 1, filed May 28,
                                        1999.


Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

         No person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

         Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

         Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position                     Principal Business(es) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
------------------------------------  -------------------------------------------------------------------
H. Jesse Arnelle                      Senior Partner of Arnelle, Hastie, McKee, Willis & Greene
Director                              455 Market Street
                                      San Francisco, CA 94105

                                      Director of FPL Group, Inc.
                                      700 Universe Blvd.
                                      P.O. Box 14000
                                      North Palm Beach, FL 33408

Michael R. Bowlin                     Officer and President of Atlantic Richfield Co. (ARCO)
                                      Highway 150
                                      Santa Paula, CA  93060

Edward Carson                         Chairman of the Board and Chief Executive Officer of
                                      First Interstate Bancorp
                                      633 West Fifth Street
                                      Los Angeles, CA  90071

                                      Director of Aztar Corporation
                                      2390 East Camelback Road   Suite 400
                                      Phoenix, AZ  85016

                                      Director of Castle & Cook, Inc.
                                      10900 Wilshire Blvd.
                                      Los Angeles, CA  90024

William S. Davila                     President and Director of The Vons Companies, Inc.
Director                              618 Michillinda Avenue
                                      Arcadia, CA  91007

                                      Officer of Western Association of Food Chains
                                      825 Colorado Blvd. #203
                                      Los Angeles, CA 90041

Rayburn S. Dezember                   Director of CalMat Co.
Director                              3200 San Fernando Road
                                      Los Angeles, CA  90065

Name and Position                     Principal Business(es) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
------------------------------------  -------------------------------------------------------------------
                                      Director of Tejon Ranch Co.
                                      P.O. Box 1000
                                      Lebec, CA  93243

                                      Director of Turner Casting Corp.
                                      P.O. Box 1099
                                      Cudahy, CA 90201

                                      Director of The Bakersfield Californian
                                      P.O. Box 440
                                      1707  I  Street
                                      Bakersfield, CA 93302

                                      Director of Kern County Economic Development Corp.
                                      P.O. Box 1229
                                      2700 M Street, Suite 225
                                      Bakersfield, CA 93301

                                      Chairman of the Board of Trustees of Whittier College
                                      13406 East Philadelphia Avenue
                                      P.O. Box 634
                                      Whittier, CA 90608

Paul Hazen                            Chairman of the Board of Directors
Chairman of the                       and Chief Executive Officer of
Board of Directors                    Wells Fargo & Company
                                      420 Montgomery Street
                                      San Francisco, CA  94105

                                      Director of Pacific Telesis Group
                                      130 Kearny Street
                                      San Francisco, CA  94108

                                      Director of Phelps Dodge Corp.
                                      2600 North Central Avenue
                                      Phoenix, AZ 85004

                                      Director of Safeway Inc.
                                      Fourth and Jackson Streets
                                      Oakland, CA  94660

Robert K. Jaedicke                    Accounting Professor and Dean Emeritus of
Director                              Graduate School of Business, Stanford University
                                      Stanford, CA  94305

                                      Director of Homestake Mining Co.
                                      650 California Street
                                      San Francisco, CA 94108

Name and Position                     Principal Business(es) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
------------------------------------  -------------------------------------------------------------------

                                      Director of California Water Service Company
                                      1720 North First Street
                                      San Jose, CA 95112

                                      Director of Boise Cascade Corp.
                                      1111 West Jefferson Street
                                      P.O. Box 50
                                      Boise, ID  83728

                                      Director of Enron Corp.
                                      1400 Smith Street
                                      Houston, TX  77002
                                      Director of GenCorp, Inc.
                                      175 Ghent Road
                                      Fairlawn, OH  44333

Thomas L. Lee                         Chairman and Chief Executive Officer
                                      of The Newhall Land and Farming Company
                                      10302 Avenue 7 1-2
                                      Firebaugh, CA  93622

                                      Director of Calmat Co.
                                      501 El Charro Rod
                                      Pleasanton, CA  94588

                                      Director of the Los Angeles Area Chamber of Commerce

                                      Director of First Interstate Bancorp
                                      633 West Fifth Street
                                      Los Angeles, CA  90071

Ellen M. Newman                       President of Ellen Newman Associates
Director                              323 Geary Street,  Suite 507
                                      San Francisco, CA 94102

                                      Chair of Board of Trustees of
                                      University of California at San Francisco Foundation
                                      250 Executive Park Blvd., Suite 2000
                                      San Francisco, CA  94143

                                      Director of American Conservatory Theater
                                      30 Grant Avenue
                                      San Francisco, CA 94108

                                      Director of California Chamber of Commerce
                                      1201 K Street, 12th Floor
                                      Sacramento, CA 95814

Name and Position                     Principal Business(es) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
------------------------------------  -------------------------------------------------------------------
Philip J. Quigley                     Chairman, Chief Executive Officer and
Director                              Director of Pacific Telesis Group
                                      130 Kearney Street, Rm. 3700
                                      San Francisco, CA 94108

                                      Director of Varian Associates
                                      3050 Hansen Way
                                      P.O. Box 10800
                                      Palo Alto, CA 94303

Carl E. Reichardt                     Director of Ford Motor Company
Director                              The American Road
                                      Dearborn, MI  48121

                                      Director of Hospital Corporation of America,
                                      HCA-Hospital Corp. of America
                                      One Park Plaza
                                      Nashville, TN  37203

                                      Director of Pacific Gas and Electric Company
                                      77 Beale Street
                                      San Francisco, CA 94105

                                      Director of Newhall Management Corporation
                                      23823 Valencia Blvd.
                                      Valencia, CA 91355

Donald B. Rice                        President, Chief Operating Officer and Director of
Director                              Teledyne, Inc.
                                      2049 Century Park East
                                      Los Angeles, CA  90067

                                      Director of Vulcan Materials Company
                                      One Metroplex Drive
                                      Birmingham, AL  35209

                                      Retired Secretary of the Air Force

Richard J. Stegemeier                 Chairman (Emeritus) of Unocal Corp
                                      44141 Yucca Avenue
                                      Lancaster,  CA  93534

                                      Director of Foundation Health Corporation
                                      166 4th
                                      Fort Irwin,  CA  92310

                                      Director of Halliburton Company
                                      3600 Lincoln Plaza
                                      500 North Alcard Street
                                      Dallas,  TX  75201

Name and Position                     Principal Business(es) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
------------------------------------  -------------------------------------------------------------------
                                      Director of Northrop Grumman corp.
                                      1840 Century Park East
                                      Los Angeles,  CA 90067

                                      Director of Outboard Marine Corporation
                                      100 Seahorse Drive
                                      Waukegan,  IL 60085

                                      Director of Pacific Enterprises
                                      555 West Fifth Street    Suite 2900
                                      Los Angeles,  CA  90031

                                      Director of First Interstate Bancorp
                                      633 West Fifth Street
                                      Los Angeles,  CA  90071

Susan G. Swenson                      President and Chief Executive Officer of Cellular One
Director                              651 Gateway Blvd.
                                      San Francisco, CA 94080

David M. Tellep                       Chairman of the Board of Directors and
                                      Chief Executive Officer of Lockheed Martin Corp.
                                      6801 Rockledge Drive
                                      Bethesda, MD  20817

                                      Director of Edison International and
                                      Southern California Edison Company
                                      2244 Walnut Grove Ave.
                                      Rosemead, CA  91770

                                      Director of First Interstate Bancorp
                                      633 West Fifth Street
                                      Los Angeles, CA  90071

Chang-Lin Tien                        Chancellor of University of California at Berkeley
Director                              UC at Berkeley
                                      Berkeley, CA 94720

John A. Young                         President, Director and Chief Executive Officer of
Director                              Hewlett-Packard Company
                                      3000 Hanover Street
                                      Palo Alto, CA  94304

                                      Director of Chevron Corporation
                                      225 Bush Street
                                      San Francisco, CA  94104

Name and Position                     Principal Business(es) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
------------------------------------  -------------------------------------------------------------------
William F. Zuendt                     President and Chief Operating Officer of
President                             Wells Fargo & Company
                                      420 Montgomery Street
                                      San Francisco, CA  94105

                                      Director of 3Com Corp.
                                      5400 Bayfront Plaza
                                      P.O. Box 58145
                                      Santa Clara, CA  95052

                                      Director of MasterCard International
                                      888 Seventh Avenue
                                      New York, NY 10106

                                      Trustee of Golden Gate University
                                      536 Mission Street
                                      San Francisco, CA 94163

       Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), serves as sub-adviser to the Asset Allocation and U.S. Government Allocation Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies.

       The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Asset Allocation and U.S. Government Allocation Funds, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                Principal Business(es) During at
at BGFA                          Least the Last Two Fiscal Years
-------------------------------  -----------------------------------------------------------------------------
Frederick L.A. Grauer            Director of BGFA and Co-Chairman and Director of BGI
Director                         45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                    Director of BGFA and C-Chairman and Director of BGI
Director                         45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint                 Chairman of the Board of Directors of BGFA
Chairman and Director            and Chief Executive Officer of BGI
                                 45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher                Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer          45 Fremont Street, San Francisco, CA 94105
                                 Managing Director and Principal Accounting Officer at
                                 Bankers Trust Company from 1988 - 1997
                                 505 Market Street, San Francisco, CA  94105

Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

          (c)  Not applicable.


Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

          (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

          (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, to the Asset Allocation and U.S. Government Allocation Funds at 45 Fremont Street, San Francisco, California 94105.

          (d) Stephens maintains all Records relating to its services as sponsor, co- administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.
          ------------

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 10th day of June, 1999.

                                    WELLS FARGO FUNDS TRUST

                                    By /s/ Richard H. Blank, Jr.
                                       ---------------------------
                                       Richard H. Blank, Jr.
                                       Secretary and Treasurer
                                       (Principal Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                              Title                             Date
---------                              -----                             ----

           *                           Trustee
--------------------------
Robert C. Brown

           *                           Trustee
--------------------------
Donald H. Burkhardt

           *                           Trustee
--------------------------
Jack S. Euphrat

           *                           Trustee
--------------------------
Thomas S. Goho

           *                           Trustee
--------------------------
Peter G. Gordon

           *                           Trustee
--------------------------
W. Rodney Hughes

           *                           Trustee
--------------------------
Richard M. Leach

           *                           Trustee
--------------------------
J. Tucker Morse

           *                           Trustee
--------------------------
Timothy J. Penny

/s/ Richard H. Blank, Jr.              Secretary and Treasurer           6/10/99
--------------------------
Richard H. Blank, Jr.                  (Principal Financial Officer)
As Attorney-in-Fact
June 10, 1999

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 10th day of June, 1999.

                                    WELLS FARGO CORE TRUST

                                    By /s/ Richard H. Blank, Jr.
                                       ---------------------------
                                       Richard H. Blank, Jr.
                                       Secretary and Treasurer
                                       (Principal Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                         Title                              Date
---------                         -----                              ----

           *                      Trustee
----------------------------
(Robert C. Brown)

/s/ Richard H. Blank, Jr.         Secretary and Treasurer           6/10/99
----------------------------
Richard H. Blank, Jr.             (Principal Financial Officer)

           *                      Trustee
----------------------------
(Jack S. Euphrat)

           *                      Trustee
----------------------------
(Thomas S. Goho)

           *                      Trustee
----------------------------
(W. Rodney Hughes)

           *                      Trustee
----------------------------
(J. Tucker Morse)

           *                      Trustee
----------------------------
(Donald H. Burkhardt)

           *                      Trustee
----------------------------
(Richard M. Leach)

           *                      Trustee
----------------------------
(Timothy J. Penny)


/s/ Richard H. Blank, Jr.         Secretary and Treasurer           6/10/99
----------------------------
Richard H. Blank, Jr.             (Principal Financial Officer)
As Attorney-in-Fact
June 10, 1999

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 311-74295; 811-09253
                                 EXHIBIT INDEX

Exhibit Number                    Description

EX-99.B(i)                        Opinion and Consent of Counsel